   As filed with the Securities and Exchange Commission on August 23, 2001
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Post-Effective Amendment No. 40            [X]

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 [X]
                                    Amendment No. 41                  [X]

                                  FIFTH THIRD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
              (Address of Principal Executive Office) (Zip Code)

                                (888) 799-5353
               (Registrant's Telephone Number, including Area Code)


                                Jeffrey C. Cusick
                                 Vice President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                       (Name and Address of Agent for Service)

                                   with a copy to:

                                 Martin E. Lybecker
                                    Ropes & Gray
                                 One Franklin Square
                           1301 K Street, Suite 800 East
                                 Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to  [_]  On (date) pursuant to paragraph
     paragraph (b)                             (a)

[X]  60 days after filing pursuant to     [_]  On _____ pursuant to paragraph
     paragraph (a)(1)                          paragraph (a)(1)


[_]  75 days after filing pursuant to     [_]  On (date) pursuant to paragraph
     paragraph (a)(2)                          (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

Fifth Thirds Funds

                                    [PHOTO]

Fifth Third Funds
Stock and Bond Mutual Funds

Institutional Shares

Working hard to build your wealth!

______________________
     Prospectus
     October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the stock and bonds funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .    the investment objective
 .    principal investment strategies
 .    principal risks, and
 .    volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Asset Management Inc. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks                                     Page
-------------------------------------------------------------------------
Small Cap Growth Fund
Micro Cap Value Fund
Mid Cap Fund
Technology Fund
Pinnacle Fund
Quality Growth Fund
Large Cap Growth Fund
Equity Index Fund
Large Cap Value Fund
Multi Cap Value Fund
Equity Income Fund
Balanced Fund
International Equity Fund
International GDP Fund
Worldwide Fund
Strategic Income Fund

Michigan Municipal Bond Fund
Ohio Municipal Bond Fund
Municipal Bond Fund
Bond Fund
Intermediate Municipal Bond Fund
Intermediate Bond Fund
Short Term Bond Fund
U.S. Government Securities Fund

Shareholder Fees and Fund Expenses
------------------------------------------------------------------------
Fee Tables
Expense Examples

Additional Information About the Funds' Investments
------------------------------------------------------------------------

Fund Management
------------------------------------------------------------------------
Investment Advisors and Subadvisor
Portfolio Managers
Fund Administration

Shareholder Information
------------------------------------------------------------------------
Purchasing and Selling Fund Shares
Purchasing and Adding to Your Shares
Shareholder Contact Information
Selling Your Shares
Exchanging Your Shares
Dividends and Capital Gains
Taxation

Financial Highlights
------------------------------------------------------------------------

Back Cover
------------------------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Small Cap Growth Fund
                                     LOGO


Fundamental Objective            Long-term capital appreciation.


Principal Investment Strategies  Under normal circumstances, the Fund invests at least 80% of its assets in the equity
                                 securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

                                 When the Advisor believes that market
                                 conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                 The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                 The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Micro Cap Value Fund
                                     LOGO


Fundamental Objective              Capital appreciation.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 65% of total assets in equity
                                   securities of companies whose equity
                                   securities have a total market value of
                                   between $10,000,000 and $200,000,000. Equity
                                   securities consist of common stock and
                                   securities convertible into common stock. The
                                   Fund emphasizes a "value" style of investing.
                                   In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                   As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

                                   The Fund invests in value stocks. Value
                                   stocks are those that appear to be
                                   underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Mid Cap Fund             LOGO

Fundamental Objective
                                 Growth of capital. Income is a secondary objective.

Principal Investment Strategies

                                 Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400")1 (generally, between $500 million and $10 billion).

                                 The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                                 To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund also may invest in small cap stocks.

                                     When the Advisor believes that market
                                     conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                 The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                 Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                      Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                      To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

/1/ "S&P 400" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Fund             LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

INSERT A



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                                          [    ]         [    ]
                                                       ------         ------
Worst quarter:                                         [    ]         [    ]
                                                       ------         ------
Year to Date Return (1/1/01 to 9/30/01)                               [    ]
                                                                      ------

Average Annual Total Returns (for the periods ended December 31, 2000)

                                    Past Year     Past 5 Years      Past 10 Years      Since Inception
                                --------------------------------------------------------------------------
                                                                                                (1/1/85)
 Institutional Shares*                 %               %                 %                         %
                                --------------------------------------------------------------------------
                                                                                              (12/31/84)
  S&P Mid Cap 400 Index(R)             %               %                 %                         %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. [GLOBAL - R&G TO CONFIRM FOOTNOTE OK]

Fifth Third Technology Fund                   LOGO

Fundamental Objective              Long-term capital appreciation.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

                                   Technology companies are those that are
                                   substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as biotechnology securities brokers and consumer products retailers that have extensively used technological advances to develop new or to improve products or processes.

                                   The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                                   The Fund reserves the right to invest up to 20% of total assets in other securities, such as, corporate bonds and government securities.

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                                        .  fluctuate in price more widely and
                                           rapidly than the market as a whole
                                        .  underperform other types of stocks or
                                           be difficult to sell when the economy
                                           is not robust, during market
                                           downturns, or when technology stocks
                                           are out of favor
                                        .  decline in price due to sector
                                           specific developments

                         . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                      To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                      The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                      Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund     LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

Fifth Third Pinnacle Fund              LOGO

Fundamental Objective
                                   Long-term capital appreciation.

Principal Investment Strategies
                                   Under normal circumstances, the Fund invests at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.

                                   In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

                                   Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Pinnacle Fund                LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                       [_] [_]
Worst quarter:                                                      [_] [_]
Year to Date Return (1/1/01 to 9/30/01)                                 [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                          Past Year    Past 5 Years    Past 10 Years    Since Inception
                         ---------------------------------------------------------------
                                                                            (3/4/85)
Institutional Shares*         %             %               %                  %
                         ---------------------------------------------------------------
                                                                           (2/28/85)
S&P 500 Index(R)              %             %               %                  %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Quality Growth Fund                   LOGO

Fundamental Objective
                                   Growth of capital. Income is a secondary objective.

Principal Investment Strategies
                                   Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

                                   High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                                   To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.



Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                   Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                   Prices of convertible securities, which
                                   include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund               LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                     [_]  [_]
Worst quarter:                                                    [_]  [_]
Year to Date Return (1/1/01 to 9/30/01)                                [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                           Past Year     Past 5 Years    Past 10 Years     Since Inception
                                                                               (1/1/83)
                         ------------------------------------------------------------------
Institutional Shares*         %               %               %                   %
                         ------------------------------------------------------------------
                                                                              (12/31/82)
S&P 500 Index(R)              %               %               %                   %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Large Cap Growth Fund
                                           LOGO


Fundamental Objective              Long-term capital appreciation.


Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of its assets in equity
                                   securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest at least 65% of its total assets in securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   The Fund invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

                                   Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

Fifth Third Large Cap Growth Fund
                                          LOGO

Volatility and Performance Information

Fifth Third Equity Index Fund
                                     LOGO


Fundamental Objective             Long-term capital appreciation with current
                                  income as a secondary objective.


Principal Investment Strategies   Under normal circumstances, the Fund invests
                                  substantially all of its assets in common stock of companies that make up the Standard &
                                  Poor's 500 Composite Stock Price Index(R)
                                  ("S&P 500")1. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses.
                                  Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.



Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                  The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                  Indexing is a strategy whereby the Fund
                                  attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P
                                  500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                                  There is the risk that the Fund's investment results may fail to match those of the S&P
                                  500. There is also the risk that if the S&P
                                  500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Large Cap Value Fund
                                     LOGO


Fundamental Objective             Long-term capital appreciation with current
                                  income as a secondary objective.


Principal Investment Strategies   Under normal circumstances, the Fund invests
                                  at least 80% of its assets in equity
                                  securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds and preferred stock.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                  The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                  The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

                                  Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

Fifth Third Large Cap Value Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Multi Cap Value Fund

                                     LOGO

Fundamental Objective             High level of total return (using a
                                  combination of capital appreciation and
                                  income).


Principal Investment Strategies   Under normal circumstances, the Fund invests
                                  at least 65% of total assets in equity
                                  securities. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                  The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                  The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

                   Fifth Third Multi Cap Value Fund    LOGO

Volatility and Performance Information

Fifth Third Equity Income Fund            LOGO

Fundamental Objective
                                      High level of current income consistent
                                      with capital appreciation.

Principal Investment Strategies

                                      Under normal circumstances, the Fund
                                      invests at least 80% of its assets in
                                      equity securities and at least 65% of its net assets in common stocks of U.S. companies with a weighted average market capitalization similar to that of the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500 Index")1 focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $698 million, the largest company a market capitalization of $484 billion, the mean market capitalization was $22 billion, and the weighted average market capitalization was $113 billion.

                                     The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                     When the Advisor believes that market
                                     conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                     The principal risks of investing in the
                                     Fund include the risks of investing in
                                     equities and in debt. The risks of
                                     investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

                                     Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

                                     Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                     The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Income Fund            LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index . The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                       [     ]     [     ]
                                                    -------     -------
Worst quarter:                                      [     ]     [     ]
                                                    -------     -------
Year to Date Return (1/1/01 to 9/30/01)                         [     ]
                                                                -------

Average Annual Total Returns (for the periods ended December 31, 2000)


                              Past Year       Past 5 Years      Past 10 Years       Since Inception
                         --------------------------------------------------------------------------------
                                                                                        (1/1/83)
                         --------------------------------------------------------------------------------
Institutional Shares*             %                 %                 %                     %
                         --------------------------------------------------------------------------------
                                                                                       (12/31/82)
---------------------------------------------------------------------------------------------------------
S&P 500 Index(R)                  %                 %                 %                     %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Balanced Fund     LOGO

Fundamental Objective             Capital appreciation and income.

Principal Investment Strategies   Under normal circumstances, the Fund uses an
                                  asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S.
                                  Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                  The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index(R), the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index(R), when the Advisor believes that market conditions favor securities of smaller companies.

                                  The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                  The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                  To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                                  Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                                  Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                  To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund            LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               [_]      [_]
Worst quarter:                                              [_]      [_]
Year to Date Return (1/1/01 to 9/30/01)                              [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                       Past Year  Past 5 Years  Past 10 Years  Since Inception
                       --------------------------------------------------------
                                                                   (1/1/83)
                       --------------------------------------------------------
 Institutional Shares*    %            %             %                %
                       --------------------------------------------------------
                                                                    (DATE)
 S&P 500 Index(R)         %            %             %                %
                       --------------------------------------------------------
                                                                  (12/31/82)
 LBAB Index(R)            %            %             %                %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third International Equity Fund     LOGO

Fundamental Objective
                                   Long-term capital appreciation.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                                   The Fund uses a top-down, bottom-up strategy of selecting its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals.

                                   The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index(R). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country) by investing in "baskets" of common stocks and other equity securities.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Stocks of foreign companies present
                                   additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund         LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is an unmanaged index of common stocks in Europe, Australasia, and the Far East.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               [_]      [_]
Worst quarter:                                              [_]      [_]
Year to Date Return (1/1/01 to 9/30/01)                              [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                       Past Year  Past 5 Years  Past 10 Years  Since Inception
                       --------------------------------------------------------
                                                                  (8/18/94)
Institutional Shares*     %            %             N/A              %
                       --------------------------------------------------------
                                                                  (8/31/94)
EAFE Index(R)             %            %             N/A              %

* The Fund first offered Institutional shares on 10/9/98. The quoted performance of the Fund for the period prior to 10/9/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third International GDP Fund
                                     LOGO


Fundamental Objective              Long-term capital appreciation.


Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 65% of its total assets in the
                                   common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim.

                                   The Advisor considers a country's Gross
                                   Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")/1/. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Stocks of foreign companies present
                                   additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

                                   The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International GDP Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Worldwide Fund
                                     LOGO

Fundamental Objective              High level of total return (using a
                                   combination of capital appreciation and
                                   income) consistent with reasonable risk.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs.
                                   small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events
                                   (such as political events, currency
                                   devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                                   The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund would perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                                   The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at 150% of a regular bear fund.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                                   Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                                   The Fund may invest in index funds or
                                   leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                                   The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                                   The Fund may invest in a manner that
                                   anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                                   The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                                   An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Strategic Income Fund
                                     LOGO


Fundamental Objective              High level of income consistent with
                                   reasonable risk. Achieving capital
                                   appreciation is a secondary objective.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of total assets in income-
                                   producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies
                                   (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                   The Fund will respond and attempt to
                                   anticipate economic and market trends. The
                                   Advisor will increase its investment in
                                   short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                                   In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                                   In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.



Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                                   Investments in closed-end funds present
                                   additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                                   Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
                                     LOGO

Volatility and Performance Information

Fifth Third Michigan Municipal Bond Fund
                                      LOGO


Fundamental Objective              Current income that is exempt from federal
                                   income tax and Michigan personal income tax.


Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of the its assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

                                   The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The Fund can acquire bonds that carry
                                   investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

                                   Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

Fifth Third Michigan Municipal Bond Fund
                                     LOGO


Volatility and Performance Information

Fifth Third Ohio Municipal Bond Fund       LOGO

Fundamental Objective              Current income exempt from federal income tax
                                   and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                                   Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

                                   Because the Fund is non-diversified and
                                   because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                                   In addition, because revenue bonds and
                                   limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Fifth Third Ohio Municipal Bond Fund            LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                        [_]  [_]
Worst quarter:                                                       [_]  [_]
Year to Date Return (1/1/01 to 9/30/01)                                   [_]


Average Annual Total Returns (for the periods ended December 31, 2000)

                           Past Year    Past 5 Years    Past 10 Years     Since Inception
                         ----------------------------------------------------------------
                                                                            (1/1/87)
Institutional Shares*         %              %               %                  %
                         ----------------------------------------------------------------
                                                                           (12/31/86)
LBMBI(R)                      %              %               %                  %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Municipal Bond Fund
                                    LOGO


Fundamental Objective

                                   Current income that is exempt from federal income tax.


Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which pay interest that is exempt from federal income tax. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

                                   While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

                                   While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                         Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                         The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Municipal Bond Fund
                                     LOGO


Volatility and Performance Information

Fifth Third Bond Fund             LOGO

(formerly named Fifth Third Quality Bond Fund)

Fundamental Objective
                                   High current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                   The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                                   From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund         LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index(R) ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              [_]      [_]
Worst quarter:                                             [_]      [_]
Year to Date Return (1/1/01 to 9/30/01)                             [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                           Past Year     Past 5 Years      Past 10 Years      Since Inception
                       -----------------------------------------------------------------------
                                                                                  (1/1/83)
Institutional Shares*         %               %                 %                     %
                       -----------------------------------------------------------------------
                                                                                 (12/31/82)
LBAB(R)                       %               %                 %                     %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Intermediate Municipal Bond Fund           LOGO

(formerly named Fifth Third Municipal Bond Fund)

Fundamental Objective
                                   High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                   Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                   In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Intermediate Municipal Bond Fund           LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              [_]      [_]
Worst quarter:                                             [_]      [_]
Year to Date Return (1/1/01 to 9/30/01)                             [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                           Past Year     Past 5 Years      Past 10 Years      Since Inception
                       -----------------------------------------------------------------------
                                                                                  (1/1/83)
Institutional Shares*         %               %                 %                     %
                       -----------------------------------------------------------------------
                                                                                 (12/31/82)
LBAB(R)                       %               %                 %                     %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Intermediate Bond Fund           LOGO

(formerly named Fifth Third Bond Fund for Income)

Fundamental Objective
                                   High level of current income.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in bonds and 65% of its assets in the following types of investment grade securities: corporate securities and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third Intermediate Bond Fund           LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index . The Lehman Brothers Intermediate Government/Corporate Index(R) ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   [_]   [_]
Worst quarter:                                                  [_]   [_]
Year to Date Return (1/1/01 to 9/30/01)                               [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                       Past Year  Past 5 Years  Past 10 Years  Since Inception
                      --------------------------------------------------------
                                                                  (1/1/83)
Institutional Shares*     %           %            %                 %
                      --------------------------------------------------------
                                                                 (12/31/82)
LBIGC(R)                  %           %            %                 %

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Short Term Bond Fund
                                     LOGO


Fundamental Objective              Current income.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate and government debt securities. The Fund's dollar-weighted average maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.

                                   While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

                                   The Fund can acquire bonds that carry
                                   investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Short Term Bond Fund
                                     LOGO

Volatility and Performance Information

Fifth Third U.S. Government Securities Fund     LOGO

Fundamental Objective
                                   High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities. At the time of investment each of those securities has a remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                                   U.S. Government securities are debt
                                   securities issued or guaranteed as to
                                   principal and interest by the full faith and credit of the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not supported by such full faith and credit. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
                                   Mae) and Federal Home Loan Mortgage
                                   Corporation (Freddie Mac).

                                   U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

                                   In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                                   The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                   Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third U.S. Government Securities Fund          LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index(R) ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   [_]   [_]
Worst quarter:                                                  [_]   [_]
Year to Date Return (1/1/01 to 9/30/01)                               [_]

Average Annual Total Returns (for the periods ended December 31, 2000)

                       Past Year  Past 5 Years  Past 10 Years  Since Inception
                      --------------------------------------------------------
                                                                  (1/1/86)
Institutional Shares*     %           %            %                 %
                      --------------------------------------------------------
                                                                 (12/31/85)
LBIGBI(R)                 %           %            %                 %


* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.


Shareholder Fees                                                           Stock Funds--Fee Table
                                                                           ----------------------

                                              Fifth Third   Fifth Third    Fifth Third   Fifth Third   Fifth Third    Fifth Third
                                               Small Cap     Micro Cap       Mid Cap     Technology     Pinnacle     Quality Growth
                                                Growth         Value          Fund          Fund          Fund           Fund
                                                 Fund          Fund
Maximum Sales Charge (Load) Imposed on
Purchases                                        None          None           None          None          None           None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                             None          None           None          None          None           None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                      None          None           None          None          None           None
-----------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average
net assets)


Management fees                                 0.70%          1.00%             %             %             %              %
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                        None          None           None          None          None           None
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses                                  0.24%/1/       0.77%/1/          %             %/1/          %              %
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                              0.94%          1.77%             %             %             %              %
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement         0.02%/2/       0.37%/2/          %             %             %              %
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                    0.92%          1.40%             %             %             %              %
-----------------------------------------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to 0.92% and for the Micro Cap Value Fund to 1.40%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Small Cap Growth Fund and until 1/2/03 for the Micro Cap Value Fund.

Shareholder Fees                                                        Stock Funds--Fee Table
                                                                        -----------------------

                                                Fifth Third    Fifth Third   Fifth Third   Fifth Third    Fifth Third
                                                 Large Cap    Equity Index    Large Cap     Multi Cap    Equity Income
                                                   Growth         Fund          Value         Value           Fund
                                                    Fund                         Fund          Fund
Maximum Sales Charge (Load) Imposed on
Purchases                                           None          None           None          None           None
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                None          None           None          None           None
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                         None          None           None          None           None
----------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average
net assets)

Management fees                                     0.70%         0.30%          0.70%         1.00%             %
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                           None          None           None          None           None
----------------------------------------------------------------------------------------------------------------------
Other expenses                                      0.27%/1/      0.25%/1/       0.24%/1/      0.51%/1/%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  0.97%         0.55%          0.94%         1.51%             %
----------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement             0.03%/2/      0.15%/2/       0.02%/2/      0.18%/2/%
----------------------------------------------------------------------------------------------------------------------
Net Expenses                                        0.94%         0.40%          0.92%         1.33%             %
----------------------------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator (and Distributor regarding the Large Cap Value Fund) have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to 0.94%; for the Equity Index Fund to 0.40%; for the Large Cap Value Fund to 0.92 %; and for the Multi Cap Value Fund to 1.33%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Large Cap Growth Fund, the Equity Index Fund, and the Large Cap Value Fund and until 1/2/03 for the Multi Cap Value Fund.

Shareholder Fees                                                             Stock Funds--Fee Table
                                                                             ----------------------

                                                                 Fifth Third      Fifth Third                    Fifth Third
                                                Fifth Third     International    International    Fifth Third    Strategic
                                                  Balanced         Equity            Fund          Worldwide       Income
                                                    Fund            Fund             GDP             Fund/1/       Fund/2/
Maximum Sales Charge (Load) Imposed on
Purchases                                           None            None              None             None          None
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                None            None              None             None          None
----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                         None            None              None             None          None
----------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average
net assets)

Management fees                                        %               %              0.75%            1.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                           None            None              None             None          None
----------------------------------------------------------------------------------------------------------------------------
Other expenses/3/%                                                     %              0.32%            0.56%         0.56%
----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                     %               %              1.07%            1.56%         1.56%
----------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/             %               %              0.06%            0.12%         0.21%
----------------------------------------------------------------------------------------------------------------------------
Net Expenses                                           %               %              1.01%            1.44%         1.35%
----------------------------------------------------------------------------------------------------------------------------

/1/ The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

/2/ The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

/3/  Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 1.01%; for the Worldwide Fund to 1.44%; and for the Strategic Income Fund to 1.35%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the International GDP Fund and until 1/2/03 for the Worldwide Fund and the Strategic Income Fund.

[CONFIRM WHETHER CONTRACTUAL OR VOLUNTARY FEE CAPS FOR NON-MERGING FUNDS]

Shareholder Fees and Fund Expenses

Shareholder Fees                                                                 Bond Funds--Fee Table
                                                                                 ---------------------

                                                   Fifth Third                                                     Fifth Third
                                                    Michigan      Fifth Third        Fifth Third     Fifth Third   Intermediate
                                                    Municipal    Ohio Municipal    Municipal Bond       Bond         Municipal
                                                      Fund         Bond Fund            Fund            Fund*       Bond Fund**
Maximum Sales Charge (Load) Imposed on
Purchases                                             None           None               None            None           None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                  None           None               None            None           None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                           None           None               None            None           None
-------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average
net assets)

Management fees                                       0.45%          0.55%              0.55%           0.60%          0.55%
-------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                             None           None               None            None           None
-------------------------------------------------------------------------------------------------------------------------------
Other expenses                                        0.26%/1/          %               0.27%/1/        0.28%          0.29%1
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                    0.71%             %               0.82%           0.88%          0.84%
-------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement               0.02%/2/          %/2/            0.03%/2/        0.08%/2/       0.11%/2/
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                          0.69%             %               0.79%           0.80%          0.73%
-------------------------------------------------------------------------------------------------------------------------------

*   Formerly named Fifth Third Quality Bond Fund.

**  Formerly named Fifth Third Municipal Bond Fund.


/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator (and Distributor regarding the Michigan Municipal Bond Fund and the Municipal Bond Fund) have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.69%; for the Municipal Bond Fund to 0.79%; for the Bond Fund to 0.80%; and for the for the Intermediate Municipal Bond Fund to 0.76%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

[CONFIRM WHETHER CONTRACTUAL OR VOLUNTARY FEE CAPS FOR NON-MERGING FUNDS]

Shareholder Fees and Fund Expenses

 Shareholder Fees                                                         Bond Funds--Fee Table
                                                                          ---------------------

                                                          Fifth Third           Fifth Third            Fifth Third
                                                       Intermediate Bond      Short Term Bond        U.S. Government
                                                             Fund*                 Fund              Securities Fund
 Maximum Sales Charge (Load) Imposed on
 Purchases                                                          None                 None                   None
----------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                                               None                 None                   None
----------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Load                                        None                 None                   None
----------------------------------------------------------------------------------------------------------------------

 Annual Fund Operating Expenses
 (as a percentage of average
 net assets)

 Management fees                                                    0.55%                0.50%                  0.55%
----------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                          None                 None                   None
----------------------------------------------------------------------------------------------------------------------
 Other expenses                                                     0.24%/1/             0.27%/1/                   %
----------------------------------------------------------------------------------------------------------------------
 Total Annual Fund
 Operating Expenses                                                 0.79%                0.77%                      %
----------------------------------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement                            0.03%/2/             0.03%/2/                   %
----------------------------------------------------------------------------------------------------------------------
 Net Expenses                                                       0.76%                0.74%                      %
----------------------------------------------------------------------------------------------------------------------

*     Formerly named Fifth Third Bond Fund for Income.

/1/   Other expenses are based on estimated amounts for the current fiscal year.

/2/   The Funds' Advisor and Administrator (and Distributor regarding the Short
Term Bond Fund) have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 0.76% and for the Short Term Bond Fund to 0.74%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

[CONFIRM WHETHER CONTRACTUAL OR VOLUNTARY FEE CAPS FOR NON-MERGING FUNDS]

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

                                                                1          3
Fifth Third Small Cap Growth Fund                             Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Micro Cap Value Fund                              Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Mid Cap Fund                                      Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Technology Fund                                   Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Pinnacle Fund                                     Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Quality Growth Fund                               Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Large Cap Growth Fund                             Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Equity Index Fund                                 Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Large Cap Value Fund                              Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Multi Cap Value Fund                              Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Equity Income Fund                                Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Balanced Fund                                     Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third International Equity Fund                         Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third International GDP Fund                            Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Worldwide Fund                                    Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Strategic Income Fund                             Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

Bond Funds
                                                                1          3
Fifth Third Michigan Municipal Bond Fund                      Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Ohio Municipal Bond Fund                          Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Municipal Bond Fund                               Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Bond Fund                                         Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Intermediate Municipal Bond Fund                  Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third Intermediate Bond Fund                            Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

                                                                1          3
Fifth Third Short Term Bond Fund                              Year       Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

                                                                1          3           5           10
Fifth Third U.S. Government Securities Fund                   Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------
Institutional Shares                                            $          $           $            $
----------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

  FUND NAME                                      FUND CODE
  ---------                                      ---------

Small Cap Growth Fund                                1
Micro Cap Value Fund                                 2
Mid Cap Fund                                         3
Technology Fund                                      4
Pinnacle Fund                                        5
Quality Growth Fund                                  6
Large Cap Growth Fund                                7
Equity Index Fund                                    8
Large Cap Value Fund                                 9
Multi Cap Value Fund                                10
Equity Income Fund                                  11
Balanced Fund                                       12
International Equity Fund                           13
International GDP Fund                              14
Worldwide Fund                                      15
Strategic Income Fund                               16
Michigan Municipal Bond Fund                        17
Ohio Municipal Bond Fund                            18
Municipal Bond Fund                                 19
Bond Fund                                           20
Intermediate Municipal Bond Fund                    21
Intermediate Bond Fund                              22
Short Term Bond Fund                                23
U.S. Government Securities Fund                     24

                              INSTRUMENT                                      FUND CODE           RISK TYPE
                              ----------                                      ---------           ---------
American Depositary Receipts (ADRs): ADRs are foreign shares of a             1, 3-9, 12, 13     Market
company held by a U.S. bank that issues a receipt evidencing                                     Political
ownership.                                                                                       Foreign Investment
Asset-Backed Securities: Securities secured by company receivables,        3, 6, 12, 17, 19, 20, Pre-payment
home equity loans, truck and auto loans, leases, credit card                       22, 23        Market
receivables and other securities backed by other types of                                        Credit
receivables or other assets.                                                                     Interest Rate
                                                                                                 Regulatory
                                                                                                 Liquidity
Bankers' Acceptances: Bills of exchange or time drafts drawn on and          1-4, 6-12, 14-17,   Credit
accepted by a commercial bank. Maturities are generally six months or              19-23         Liquidity
less.                                                                                            Market
                                                                                                 Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely to               15          Inverse Market

the stock or equity index to which it relates.                                                    Leverage
                                                                                                  Liquidity
Bonds: Interest-bearing or discounted securities that obligate the issuer                         Market
to pay the bondholder a specified sum of money, usually at specific                               Credit
intervals, and to repay the principal amount of the loan at maturity.                             Interest Rate

                                                                               3-6, 7, 11-13, 18,
   Corporate:                                                                         24


    Government:
Call and Put Options: A call option gives the buyer the right to buy,           1-16, 20, 22-24   Management
and obligates the seller of the option to sell, a security at a specified                         Liquidity
price. A put option gives the buyer the right to sell, and obligates the                          Credit
seller of the option to buy a security at a specified price.                                      Market
                                                                                                  Leverage
Certificates of Deposit: Negotiable instruments with a stated                   1-4, 6-12, 14-17, Market
maturity.                                                                             19-24       Credit
                                                                                                  Liquidity
                                                                                                  Interest Rate
Closed-End Funds:  Funds traded on an exchange, which are not                        15, 16       Market
redeemable on a continuous basis.                                                                 Liquidity

Collateralized Mortgage Obligations: Mortgage-backed bonds that                  12, 20, 22, 24   Pre-Payment/Call
separate mortgage pools into different maturity classes.                                          Interest Rate

Commercial Paper: Secured and unsecured short-term promissory                      1-10, 12-23    Credit
notes issued by corporations and other entities. Maturities generally                             Liquidity
vary from a few days to nine months.                                                              Market
                                                                                                  Interest Rate
Common Stock: Shares of ownership of a company.                                 1-14, 16, 20, 22  Market

Convertible Securities: Bonds or preferred stock that convert to                3-13, 15-17, 19,  Market
common stock.                                                                          23         Credit

Derivatives: Instruments whose value is derived from an underlying               3-6, 11-13, 15,  Management
contract, index or security, or any combination thereof, including                    17-24       Market
futures, options (e.g., put and calls), options on futures, swap                                  Credit
agreements, and some mortgage-backed securities.                                                  Liquidity
                                                                                                  Leverage
                                                                                                  Interest Rate
Foreign Currency Transactions: Foreign currency transactions                          13-15       Foreign
include forward foreign currency exchange contracts, foreign                                      Investment
currency options, and foreign currency futures transactions.                                      Market
                                                                                                  Political
Foreign Securities: Stocks issued by foreign companies, as well as               3, 4, 6, 7, 9,   Market
commercial paper of foreign issuers and obligations of foreign banks,             11-15, 20-22    Political
overseas branches of U.S. banks and supranational entities.                                       Liquidity
                                                                                                  Foreign
                                                                                                  Investment
Forward Commitments:  A purchase of, or contract to purchase, securities at a    1, 7-9, 14, 17,  Leverage
fixed price for delivery at a future date.                                            19, 23      Liquidity

Futures and Related Options: A contract providing for the future                  1, 3-9, 11-15,  Management
sale and purchase of a specified amount of a specified security, class                 17-24      Market

of securities, or an index at a specified time in the future and at a                                     Credit
specified price.                                                                                          Liquidity
                                                                                                          Leverage
Guaranteed Investment Contracts:  Contract between a fund and an insurance              17, 19, 23        Credit
company that guarantees a specific rate of return on the invested capital over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-yield/ high-risk/debt                       2, 10, 15, 16,     Credit
securities are securities that are rated below investment grade by the                     20-22          Market
primary rating agencies (e.g., BB or lower by Standard & Poor's and                                       Liquidity
Ba or lower by Moody's). These securities are considered speculative                                      Interest Rate
and involve greater risk of loss than investment grade debt securities.
Other terms commonly used to describe such securities include
"lower rated bonds," "non-investment grade bonds" and "junk
bonds."

Illiquid Securities: Securities which may be difficult to sell at an                         1-24         Liquidity
acceptable price.                                                                                         Market

Investment Company Securities: Shares of investment companies.                        1-4, 6-10, 12-23    Market
These investment companies may include money market funds of
Fifth Third Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted                                  2, 3, 6, 7, 9,    Market
government or corporate securities that obligate the issuer to pay the                     10, 15-23      Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better by S&P or
Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

Leveraged Funds: Funds that utilize leverage in an attempt to                                   15        Market
maximize gains.                                                                                           Leverage

Money Market Instruments: Investment-grade, U.S. dollar denominated debt                    1-10, 12-24   Market
securities that have remaining maturities of one year or less. These securities                            Credit
may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and             3, 6, 12, 17,   Pre-payment
pools of loans. These include collateralized mortgage obligations and real                  19-22, 24     Market
estate mortgage investment conduits.                                                                      Credit
                                                                                                          Regulatory

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and                   17, 19, 23     Market
simultaneously contracts with the same counterparty to repurchase similar but                             Regulatory
not identical securities on a specified future date.                                                      Prepayment

Municipal Securities: Securities issued by a state or political subdivision to         17-19, 21, 23     Market
obtain funds for various public purposes. Municipal securities include (a)                               Credit
governmental lease certificates of participation issued by state or municipal                            Political
authorities where payment is secured by installment payments for equipment,                              Tax
buildings, or other facilities being leased by the state or municipality; (b)                            Regulatory
government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper;
(d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;
(f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
and (h) general obligation bonds.

Participation Interests: Interests in bank loans made to corporations.                     18, 21        Interest Rate
                                                                                                         Credit
                                                                                                         Liquidity
Preferred Stocks: Preferred Stocks are equity securities that generally pay              4, 12, 13       Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous                      1-24         Market
commitment to return the security to the seller at an agreed upon price on an                            Leverage
agreed upon date. This is treated as a loan.
Restricted Securities: Securities not registered under the Securities Act of                1-24         Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                                Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous                   1-24         Market
commitment to buy the security back at an agreed upon price on an agreed                                 Leverage
upon date. This is treated as a borrowing by a Fund.
Securities Lending: The lending of up to 33 1/3% of the Fund's total assets. In             1-24         Market
return the Fund will receive cash, other securities, and/or letters of credit.                           Leverage
                                                                                                         Liquidity
                                                                                                         Credit
Short-Term Trading: The sale of a security soon after its purchase. A portfolio       2-6, 10-13, 15,    Market
engaging in such trading will have higher turnover and transaction expenses.        16, 18, 20-22, 24

Small and Micro Cap Equities:  Equity securities of companies with market                1, 2, 10        Market
capitalization within or lower than those included in the S&P Small Cap 600                              Liquidity
Index.

Standard & Poor's Depositary Receipts ("SPDRs"):  Ownership in a long-term           1, 7-9, 14, 17,     Market
unit investment trust that holds a portfolio of common stocks designed to                   23
track the price performance and dividend yield of an index, such as the S&P
500 Index.  Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stand-by Commitments: Contract where a dealer agrees to purchase at a Fund's             17, 19          Market
option a specified municipal obligation at its amortized cost value to the
Fund plus accrued interest.

Stock-Index Options: A security that combines features of options with               3-6, 10-13, 18,     Management
securities trading using composite stock indices.                                       20-22, 24        Market
                                                                                                         Credit

Stripped Obligations:  U.S. Treasury obligations and their unmatured interest            17, 19          Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
Time Deposits: Non-negotiable receipts issued by a bank in exchange for                 1-4, 6-12,       Liquidity
the deposit of funds.                                                                 14-17, 19-23       Credit
                                                                                                         Market

U.S. Government Agency Securities: Securities issued by agencies and                      1-24           Interest Rate
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie                               Credit
Mae, and Freddie Mac.
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered              1-24           Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
Variable and Floating Rate Instruments: Obligations with interest rates                12, 17-23         Credit
which are reset daily, weekly, quarterly or some other period and which may                              Liquidity
be payable to the Fund on demand.                                                                        Market
Warrants: Securities, typically issued with preferred stock or bonds, that give       1, 3, 4, 6-9,      Market
the holder the right to buy a proportionate amount of common stock at a                   11-15          Credit
specified price.

When-Issued and Delayed Delivery Transactions: Purchase or contract to                1, 3-9, 11-14,     Market
purchase securities at a fixed price for delivery at a future date. Under                 17-24          Leverage
normal market conditions, when-issued purchases and forward commitments will                             Liquidity
Credit not exceed 20% of the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated                      1, 4, 7-9,       Market
bonds issued by foreign corporations or governments. Sovereign bonds are                14,17, 19        Credit
those issued by the government of a foreign country. Supranational bonds                                 Interest Rate
are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no            4, 17, 19, 23      Credit
interest, but are issued at a discount from their value at maturity. When                                Market
held to maturity, their entire return equals the difference between their                                Interest
issue price and their maturity value.                                                                    Rate

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities.

The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of the two advisors is wholly-owned by Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $______ billion of assets of Fifth Third Funds under management. As of September 30, 2001, Heartland had approximately $______ billion of assets under management, including approximately $______ million of assets held by mutual funds. As of September 30, 2001, MSDW, together with its affiliated institutional asset management companies, had approximately $___ billion of assets under management, including approximately $______ billion of assets held by mutual funds (including sub-advisory relationships ).

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                     As a percentage of
                                                     average net assets
 Fifth Third Small Cap Growth Fund                           %
 Fifth Third Micro Cap Value Fund                            %
 Fifth Third Mid Cap Fund                                    %
 Fifth Third Technology Fund                                 %
 Fifth Third Pinnacle Fund                                   %
 Fifth Third Quality Growth Fund                             %
 Fifth Third Large Cap Growth Fund                           %
 Fifth Third Equity Index Fund                               %
 Fifth Third Large Cap Value Fund                            %
 Fifth Third Multi Cap Value Fund                            %
 Fifth Third Equity Income Fund                              %
 Fifth Third Balanced Fund                                   %
 Fifth Third International Equity Fund                       %
 Fifth Third International GDP Fund                          %
 Fifth Third Worldwide Fund                                  %
 Fifth Third Strategic Income Fund                           %
 Fifth Third Michigan Municipal Bond Fund                    %
 Fifth Third Ohio Municipal Bond Fund                        %
 Fifth Third Municipal Bond Fund                             %
 Fifth Third Bond Fund                                       %
 Fifth Third Intermediate Municipal Bond Fund                %
 Fifth Third Intermediate Bond Fund                          %
 Fifth Third Short Term Bond Fund                            %
 Fifth Third  U.S. Government Securities Fund                %

* The Advisor paid ___% of this fee to MSDW for its services as investment subadvisor.

Portfolio Managers

Fifth Third Asset Management Inc.

   Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Richard A. Barone is the portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and

Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

David C. Eder, has been the portfolio manager of the Fifth Third International GDP Fund and the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company.

Robert Cummisford, has been the portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience including over 4 years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He is also a Chartered Financial Analyst, and is a member of the Investment Analysts' Society of Chicago - West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.

Michael S. Gilmore, has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

Brian J. Smolinski, has been the portfolio manager of the Fifth Third Equity Index Fund since June 1998 and co-portfolio manager of the Fifth Third International GDP Fund since June 1998. Mr. Smolinski is also responsible for developing and maintaining proprietary software that is used in researching structured equity investments. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, Cum Laude, in 1983 and his MBA in 1992 from Western Michigan University.

Alan J. Meyers, has been the portfolio manager of the Fifth Third Large Cap Value Fund since November 1997 and portfolio manager for the Fifth Third Large Cap Growth Fund since October 1999. Mr. Meyers has over twenty-four years of portfolio management experience, including fifteen years with the Advisor and its predecessor, Lyon Street Asset Management Company.

Dan Skubiz, has been the portfolio manager of the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund since October 2000. Mr. Skubiz has six years of investment experience, including four years of portfolio management.

   Bond Funds

Investment decisions for the Fifth Third Short Term Bond Fund, the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, the Fifth Third Intermediate Municipal Bond Fund, and the Fifth Third Michigan Municipal Bond Fund, as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Asset Management Inc.

Mitchell L. Stapley, has been the portfolio manager of the Fifth Third Intermediate Bond Fund since November 1999, the portfolio manager of the Fifth Third Long Term Bond Fund since March 1995 and the portfolio manager of the Fifth Third Short Term Bond Fund since November 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company.

John L. Cassady III, has been the portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Long Term Bond Fund, and the Fifth Third Short Term Bond Fund since November 1997. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management.

Michael J. Martin, has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund since January 1995, portfolio manager for the Fifth Third Municipal Bond Fund and for the Fifth Third Intermediate Municipal Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company.

Sarah M. Quirk, has been the portfolio manager for the Fifth Third Municipal Bond Fund since May 1998 and portfolio manager for the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry.

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.


Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.


Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's asset allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.

Fund Management

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

       Maximum             Average Aggregate Daily
  Administrative Fee       Net Assets of the Trust
  ------------------       -----------------------

       0.20%               of the first $1 billion
       0.18%               of the next $1 billion
       0.17%               in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. BISYS receives a fee from Fifth Third Bank for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.


Minimum Investments

                      The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                      The Funds may reject a purchase order for any reason.

                      All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

Shareholder Contact Information
                                     For details, contact the Trust toll free at 1-888-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.



Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Shareholder Information

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Instructions for Exchanging Shares

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-252-7806.

Notes on Exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Strategic Income Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Large Cap Growth Fund, Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third International Equity Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments

Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Municipal Bond and Tax-Exempt Funds ("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad

Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. [FIFTH THIRD PLEASE PROVIDE] may invest as much as 20% of their assets in private activity bond.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Quality Growth Fund, the Fifth Third Equity Income Fund, the Fifth Third Pinnacle Fund, the Fifth Third Balanced Fund, the Fifth Third Mid Cap Fund, the Fifth Third International Equity Fund, the Fifth Third Technology Fund, the Fifth Third U.S. Government Securities Fund, and the Fifth Third Ohio Municipal Bond Fund for the year ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP (except for the Pinnacle Fund for the period prior to July 31, 1998, which was audited by other independent accountants). The information for the Fifth Third Strategic Income Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Micro Cap Value Fund for the period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to December 31, 2000 has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund for the period prior to December 31, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

                                                            Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                            Institutional Shares

                                                                                        Year Ended       Period Ended
                                                                                        ----------       ------------
Per share data                                                                       July 31, 2000     July 31, 1999*
                                                                                     -------------     --------------
Net asset value, beginning of period                                                        $  15.87        $   15.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                                                  (0.04)           (0.04)
 Net realized and unrealized gains/(losses) from investments                                    4.63             1.95
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                               4.59             1.91
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                                             -                -
 In excess of net investment income                                                                -                -
 Net realized gains                                                                            (1.18)           (1.44)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                           (1.18)           (1.44)
==========================================================================================================================
Net asset value, end of period                                                              $  19.28            15.87
==========================================================================================================================
Total return (excludes sales charge)                                                           30.65%           13.13% (a)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                                                   0.99%            0.97% (b)
 Net investment income/(loss)                                                                  (0.26%)          (0.26%)(b)
 Expense waiver/reimbursement(c)                                                                0.05%            0.07% (b)
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                                         $242,641        $ 191,987
 Portfolio turnover(d)                                                                            42%              49%
==========================================================================================================================

     * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                     Fifth Third Technology Fund
                                                            Institutional Shares

                                                                    Period Ended
Per share data                                                      ------------
                                                                  July 31, 2000*
                                                                  --------------
Net asset value, beginning of period                                   $ 20.00
-----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                   (0.03)
 Net realized and unrealized gains/(losses) from investments             (0.76)
-----------------------------------------------------------------------------------
 Total from investment operations                                        (0.79)
-----------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                       -
 In excess of net investment income                                          -
 Net realized gain on investments                                            -
-----------------------------------------------------------------------------------
 Total distributions                                                         -
===================================================================================
Net asset value, end of period                                         $ 19.21
===================================================================================
Total return (excludes sales charge)                                     (5.96%)(a)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                             1.46%(b)
 Net investment income/(loss)                                            (0.79%)(b)
-----------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                    $55,188
 Portfolio turnover(c)                                                      11%
===================================================================================

* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                       Fifth Third Pinnacle Fund
                                                            Institutional Shares


                                                                                      Year Ended          Period Ended
                                                                                      ----------          -------------
Per share data                                                                       July 31, 2000       July 31, 1999*
                                                                                    ---------------    ------------------
Net asset value, beginning of period                                                      $ 37.28            $ 31.26
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                                               (0.09)             (0.06)
 Net realized and unrealized gains from investments                                          1.59               6.71
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                            1.50               6.65
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                                          -                  -
 Net realized gain on investments                                                           (0.55)             (0.63)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                        (0.55)             (0.63)
=========================================================================================================================
Net asset value, end of period                                                            $ 38.23            $ 37.28
=========================================================================================================================
Total return (excludes sales charge)                                                         4.07%             21.53%(a)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                                                1.07%              1.21%(b)
 Net investment income/(loss)                                                               (0.23%)            (0.24%)(b)
 Expense waiver/reimbursement(c)                                                             0.00%              0.01%(b)
-------------------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                                       $58,939            $61,943
 Portfolio turnover(d)                                                                         53%                51%
=========================================================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                 Fifth Third Quality Growth Fund
                                                            Institutional Shares



                                                                           Year Ended                Period Ended
                                                                    ------------------------  ---------------------------
Per share data                                                           July 31, 2000              July 31, 1999*
                                                                    ------------------------  ---------------------------
Net asset value, beginning of period                                              $  23.37                  $  19.45
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                                        (0.02)                    (0.02)
 Net realized and unrealized gains/(losses) from investments                          4.06                      5.89
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                     4.04                      5.87
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                                   -                         -
 Net realized gain on investments                                                    (1.17)                    (1.95)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                 (1.17)                    (1.95)
=========================================================================================================================
Net asset value, end of period                                                    $  26.24                  $  23.37
=========================================================================================================================
Total return (excludes sales charge)                                                 17.82%                    32.08% (a)
-------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                                         1.00%                     1.00% (b)
 Net investment income/(loss)                                                        (0.10%)                   (0.10%)(b)
 Expense waiver/reimbursement(c)                                                      0.03%                     0.05% (b)
-------------------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                               $814,820                  $583,753
 Portfolio turnover(d)                                                                  21%                       34%
=========================================================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Equity Income Fund
                                                            Institutional Shares

                                                          Year Ended       Period Ended
                                                          ----------       ------------
Per share data                                          July 31, 2000    July 31, 1999*
                                                        --------------   --------------
Net asset value, beginning of period                        $  15.19         $  14.79
-----------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                   0.21             0.25
 Net realized and unrealized gains from investments            (1.11)            1.86
-----------------------------------------------------------------------------------------
 Total from investment operations                              (0.90)            2.11
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                         (0.21)           (0.26)
 In excess of net investment income                                -                -
 Net realized gain on investments                              (0.86)           (1.45)
-----------------------------------------------------------------------------------------
 Total distributions                                           (1.07)           (1.71)
=========================================================================================
Net asset value, end of period                              $  13.22         $  15.19
=========================================================================================
Total return (excludes sales charge)                           (5.96%)          14.63%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Income from investment operations:
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                   1.02%            1.07%(b)
 Net investment income                                          1.54%            1.63%(b)
 Expense waiver/reimbursement(c)                                0.06%            0.05%(b)
-----------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                         $100,007         $148,525
 Portfolio turnover(d)                                            37%              69%
=========================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                       Fifth Third Balanced Fund
                                                            Institutional Shares


                                                             Year Ended      Period Ended
                                                             ----------      ------------
Per share data                                            July 31, 2000    July 31, 1999*
                                                          -------------    --------------
Net asset value, beginning of period                           $  16.13        $  14.60
-------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                             0.23            0.22
 Net realized and unrealized gains from investments                2.60            2.27
-------------------------------------------------------------------------------------------
 Total from investment operations                                  2.83            2.49
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                            (0.23)          (0.22)
 Net realized gain on investments                                 (1.34)          (0.74)
-------------------------------------------------------------------------------------------
 Total distributions                                              (1.57)          (0.96)
===========================================================================================
Net asset value, end of period                                 $  17.39        $  16.13
===========================================================================================
Total return (excludes sales charge)                              18.60%          17.63%(a)
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                      1.00%           1.00%(b)
 Net investment income/(loss)                                      1.55%           1.54%(b)
 Expense waiver/reimbursement(c)                                   0.06%           0.04%(b)
-------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                            $171,923        $139,616
 Portfolio turnover(d)                                              122%            128%
===========================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                           Fifth Third International Equity Fund
                                                            Institutional Shares


                                                                                           Year Ended      Period Ended
                                                                                         --------------  -----------------
Per share data                                                                           July 31, 2000    July 31, 1999*
                                                                                         --------------  -----------------
Net asset value, beginning of period                                                          $  12.80        $  10.50
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income/(loss)                                                                    0.07            0.09
  Net realized and unrealized gains/(losses) from investments                                     1.01            2.52
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                1.08            2.61
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                                              -           (0.14)
  In excess of net investment income                                                                 -           (0.10)
  Net realized gains                                                                             (1.18)          (0.07)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                            (1.18)          (0.31)
==========================================================================================================================
Net asset value, end of period                                                                $  12.70        $  12.80
==========================================================================================================================
Total return (excludes sales charge)                                                              8.29%          25.02%(a)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                                                                    1.45%           1.50%(b)
  Net investment income/(loss)                                                                    0.55%           0.67%(b)
  Expense waiver/reimbursement(c)                                                                 0.00%           0.00%(b)
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
  Net assets at end of period (000s)                                                          $208,383        $172,388
  Portfolio turnover(d)                                                                             86%             42%
==========================================================================================================================

* Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                            Fifth Third Ohio Municipal Bond Fund
                                                            Institutional Shares


                                                                                           Year Ended      Period Ended
                                                                                         --------------  -----------------
Per share data                                                                           July 31, 2000    July 31, 1999*
                                                                                         --------------  -----------------
Net asset value, beginning of period                                                          $  10.02        $  10.33
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                                            0.41            0.40
 Net realized and unrealized gains/(losses) from investments                                     (0.12)          (0.24)
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                 0.29            0.16
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                                           (0.41)          (0.40)
 In excess of net investment income                                                                  -           (0.01)
 Net realized gains                                                                              (0.02)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                             (0.43)          (0.47)
==========================================================================================================================
Net asset value, end of period                                                                $   9.88        $  10.02
==========================================================================================================================
Total return (excludes sales charge)                                                              3.01%           1.48%(a)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                                                     0.76%           0.82%(b)
 Net investment income/(loss)                                                                     4.15%           3.81%(b)
 Expense waiver/reimbursement(c)                                                                  0.04%           0.05%(b)
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                                           $166,623        $182,679
 Portfolio turnover(d)                                                                              26%             47%
==========================================================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                                            Institutional Shares

                                                                                           Year Ended      Period Ended
                                                                                         --------------  -----------------
Per share data                                                                           July 31, 2000    July 31, 1999*
                                                                                         --------------  -----------------
Net asset value, beginning of period                                                           $  9.64         $  9.89
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                                                     0.51            0.46
 Net realized and unrealized gains/(losses) from investments                                     (0.10)          (0.22)
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                 0.41            0.24
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                                           (0.51)          (0.49)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                             (0.51)          (0.49)
==========================================================================================================================
Net asset value, end of period                                                                 $  9.54         $  9.64
==========================================================================================================================
Total return (excludes sales charge)                                                              4.34%           2.43%(a)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                                                     0.72%           0.75%(b)
 Net investment income/(loss)                                                                     5.24%           4.80%(b)
 Expense waiver/reimbursement(c)                                                                  0.22%           0.28%(b)
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                                                            $45,139         $42,239
 Portfolio turnover(d)                                                                              46%             93%
==========================================================================================================================

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

IBC of "Stock & Bond Mutual Funds - Institutional Shares"

Addresses
-----------------------------------------------------------------------------------------
Fifth Third Funds                                Fifth Third Funds
                                                 c/o Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------

Investment Advisor                               Fifth Third Asset Management Inc.
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------

Investment Advisor (Pinnacle Fund Only)          Heartland Capital Management, Inc.
                                                 251 North Illinois Street
                                                 Suite 300
                                                 Indianapolis, Indiana 46204

-----------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund Only)     Morgan Stanley Dean Witter Investment
                                                  Management Inc.
                                                 1221 Avenue of the Americas
                                                 New York, New York 10020

-----------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
 Disbursing Agent, and Administrator             Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------

Distributor and Sub-Administrator                BISYS Fund Services Limited Partnership
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

-----------------------------------------------------------------------------------------

Sub-Transfer Agent                               BISYS Fund Services Ohio, Inc.
                                                 3435 Stetzler Road
                                                 Columbus, Ohio 43219

-----------------------------------------------------------------------------------------

Independent Auditors                             Arthur Andersen LLP
                                                 720 E. Pete Rose Way
                                                 Suite 400
                                                 Cincinnati, Ohio 45202

=========================================================================================

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   ------------------

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
 .  At no charge from the Commission's Website at http://www.sec.gov.







                          [LOGO] of Fifth Third Funds




10/01                                  Investment Company Act file no. 811-5669.

    [LOGO]
Fifth Third Funds

                                   [GRAPHIC]

Fifth Third Funds
Stock and Bond Mutual Funds
Money Market Mutual Funds

Investment A Shares
Investment B Shares
Investment C Shares

Working hard to build your wealth!

----------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Money Market Mutual Funds
Stock and Bond Mutual Funds
Investment A Shares
Investment B Shares
Investment C Shares

Overview

This section provides important information about each of the money market, stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Asset Management Inc. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Small Cap Growth Fund                                                       3
Micro Cap Value Fund                                                        5
Mid Cap Fund                                                                7
Technology Fund                                                            10
Pinnacle Fund                                                              13
Quality Growth Fund                                                        15
Large Cap Growth Fund                                                      18
Equity Index Fund                                                          20
Large Cap Value Fund                                                       23
Multi Cap Value Fund                                                       25
Equity Income Fund                                                         27
Balanced Fund                                                              30
International Equity Fund                                                  33
International GDP Fund                                                     36
Worldwide Fund                                                             39
Strategic Income Fund                                                      42
Michigan Municipal Bond Fund                                               45
Ohio Municipal Bond Fund                                                   48
Municipal Bond Fund                                                        51
Bond Fund                                                                  54
Intermediate Municipal Bond Fund                                           57
Intermediate Bond Fund                                                     60
Short Term Bond Fund                                                       62

Fifth Third Small Cap Growth Fund
                                                         LOGO

Fundamental Objective                  Long-term capital appreciation.


Principal Investment Strategies        Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding.
                                       The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the
                                       Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all
                                       New York Stock Exchange companies.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster
                                       performance. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.
                                       Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so.
                                       As a result of these factors, securities of these smaller
                                       companies may expose shareholders of the Fund to above-average risk.

                                       The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund
                                                          LOGO

Volatility and Performance Information

Fifth Third Micro Cap Value Fund
                                                          LOGO

Fundamental Objective                Capital appreciation.

Principal Investment Strategies      Under normal circumstances, the Fund invests at least 65% of total assets in equity securities of companies whose equity securities have a total market value of between $10,000,000 and
                                     $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a
                                     "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value,
                                     earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                     As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more
                                     "aggressive" than other mutual funds having a "value" style of investing.

                                     When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                     The principal risks of investing in the Fund include the
                                     risks of investing in equity securities. The prices of
                                     equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the
                                     Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller
                                     companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the
                                     Advisor deems it desirable to do so. As a result of these
                                     factors, securities of these smaller companies may expose
                                     shareholders of the Fund to above average risk.

                                     The Fund invests in value stocks. Value stocks are those
                                     that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book
                                     ratios. Value stocks present the risk that they may not
                                     perform as well as other types of stocks, such as growth
                                     stocks.

Fifth Third Micro Cap Value Fund
                                                      LOGO

Volatility and Performance Information

Fifth Third Mid Cap Fund
                                                      LOGO

Fundamental Objective
                                       Growth of Capital. Income is a secondary objective.

Principal Investment Strategies

                                      Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap
                                      companies are companies with market capitalizations no
                                      larger than 110%, and no smaller than 90%, of the market
                                      capitalizations of the companies in the Standard & Poor's
                                      MidCap 400 Index(R) (the "S&P 400")1 (generally, between
                                      $500 million and $10 billion).

                                      The Fund intends to invest in companies that have the
                                      potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay
                                      dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                                      To achieve its secondary objective of income, the Fund
                                      relies on dividend and interest income. The Fund may invest up to 35% of total assets in common stocks of large cap
                                      companies, many of which pay dividends, as well as
                                      convertible securities which pay interest. At the time of
                                      investment, those convertible securities are rated
                                      investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.
                                      The Fund also may invest in small cap stocks.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                      of its assets in money market instruments. The taking of
                                      such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster
                                      performance.

                                      Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger
                                      companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.


                                      Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                      To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

/1/ "S&P 400" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Fund
                                                       LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


                                                                           CHART


                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                                 Q [ ] [ ]%  [  ]
Worst quarter:                                                 Q [ ] [ ]%  [  ]
Year to Date Return (1/1/01 to 9/30/01)                                    [  ]%
--------------------------------------------------------------------------------

                                                           Average Annual Total
                                                       Returns (for the periods
                                                       ended December 31, 2000)

                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares                   %                %                   %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/1/                %                %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/2/                %                %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
-------------                                                                        (Since 12/31/84)
   S&P Mid Cap 400(R)Index            %                %                   %                 %
-------------------------------------------------------------------------------------------------------
-------------

/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

Fifth Third Technology Fund
                                                        LOGO

Fundamental Objective         Long-term capital appreciation.

Principal                     Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology
                              companies.

                              Technology companies are those that are substantially
                              engaged in developing products, processes or services that provide technological advances. Those companies may be in
                              any of a variety of industries, such as computer hardware, software, electronic components and systems,
                              telecommunications, Internet, and media and information
                              services companies. They also may include companies in more traditional industries, such as biotechnology securities
                              brokers and consumer products retailers that have
                              extensively used technological advances to develop new or to improve products or processes.

                              The Fund generally takes a growth approach to selecting
                              stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental
                              stage. Factors in identifying these companies may include
                              the quality of management, financial strength, a strong
                              position relative to competitors and a stock price that
                              appears reasonable relative to its expected growth rate. The
                              Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to
                              the public for the first time.

                              The Fund reserves the right to invest up to 20% of total
                              assets in other securities, such as, corporate bonds and
                              government securities.

                              When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                              of its assets in cash or cash equivalents. The taking of
                              such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                              The principal risks of investing in the Fund include the
                              risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of
                              lackluster performance.

                              The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                              .    fluctuate in price more widely and rapidly than the
                                   market as a whole

                              .    underperform other types of stocks or be difficult to
                                   sell when the economy is not robust, during market
                                   downturns, or when technology stocks are out of favor

                              .    decline in price due to sector specific developments

                              .    be more vulnerable than most stocks to the obsolescence
                                   of existing technology, expired patents, short product
                                   cycles, price competition, market saturation and new
                                   market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund
                                                   LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown at this time.

Fifth Third Pinnacle Fund
                                                   LOGO

Fundamental Objective
                                       Long-term capital appreciation.

Principal Investment Strategies

                                       Under normal circumstances, the Fund invests at least 65% of total assets in common stocks and convertible securities
                                       that have the potential for long-term growth.

                                       In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings
                                       than the earnings that market analysts have predicted.
                                       Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be
                                       established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current
                                       income is not a factor in stock selection.

                                       The Fund reserves the right to invest up to 35% of total
                                       assets in other securities, such as government and corporate bonds.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in money market instruments. The taking of
                                       such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the
                                       risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of
                                       lackluster performance.

                                       Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect
                                       future expectations, and when those expectations are not
                                       met, prices generally fall.

                                       Significant investment in large companies also creates
                                       various risks for the Fund. For instance, larger, more
                                       established companies tend to operate in mature markets,
                                       which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges,
                                       especially to changes caused by technology or consumer
                                       preferences.

Fifth Third Pinnacle Fund
                                                       LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


                                                                           CHART

                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                                Q [ ] [ ]%   [  ]
Worst quarter:                                                Q [ ] [ ]%   [  ]
Year to Date Return (1/1/01 to 9/30/01)                                    [  ]%
--------------------------------------------------------------------------------

                                                           Average Annual Total
                                                       Returns (for the periods
                                                       ended December 31, 2000)


                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares/1/                %               %                   %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/2/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/3/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
                                      %               %                   %         (Since 12/31/82)
S&P 500(R)Index                                                                              %
------------------------------------------------------------------------------------------------------
-----------------

/1/ For the period prior to March 6, 1998, the quoted performance of the Fund reflects the performance of the Investment A Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was consolidated into Fifth Third Pinnacle Fund.
/2/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
/3/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on March 9, 1998.

Fifth Third Quality Growth Fund
                                                         LOGO

Fundamental Objective
                                       Growth of capital. Income is a secondary objective.

Principal Investment Strategies

                                       Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth
                                       companies.

                                       High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for
                                       consistent, above-average revenue and earnings growth. To
                                       determine whether a company is of high quality, the Fund
                                       generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization
                                       greater than $100 million.

                                       To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments,
                                       including convertible securities. The Fund reserves the
                                       right to invest up to 35% of total assets in those
                                       securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating
                                       category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated
                                       equivalents.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in money market instruments. The taking of
                                       such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                       Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks,
                                       especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                                       Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term

                                       market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                       Prices of convertible securities, which include bonds and
                                       preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund

                                                    LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


                                                                            LOGO

                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                                 Q [ ] [ ]   [  ]%
Worst quarter:                                                 Q [ ] [ ]   [  ]%
Year to Date Return (1/1/01 to 9/30/01)                                    [  ]%
--------------------------------------------------------------------------------

                                                           Average Annual Total
                                                       Returns (for the periods
                                                        ended December 31, 2000)


                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares                   %               %                   %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/1/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/2/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
                                      %               %                   %         (Since 12/31/82)
S&P 500(R)Index                                                                              %
------------------------------------------------------------------------------------------------------
------------

/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

  Fifth Third Large Cap Growth Fund
                                                         LOGO


Fundamental Objective                 Long-term capital appreciation.

Principal Investment Strategies       Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest at least 65% of its total assets in securities of companies that the
                                      Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster
                                      performance.

                                      The Fund invests in growth oriented stocks, which may be
                                      sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

                                      Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

Fifth Third Large Cap Growth Fund
                                                       LOGO

Volatility and Performance Information

  Fifth Third Equity Index Fund
                                                        LOGO


Fundamental Objective                 Long-term capital appreciation with current income as a
                                      secondary objective.

Principal Investment Strategies       Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R)
                                      ("S&P 500")1. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without
                                      taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's
                                      performance, including the timing of purchases and
                                      redemptions, changes in securities markets, and in the size of the Fund.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                      of its assets in money market instruments. The taking of
                                      such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the Fund include the
                                      risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential
                                      for extended periods of lackluster performance.

                                      Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities
                                      index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the
                                      Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and
                                      capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                                      There is the risk that the Fund's investment results may
                                      fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment
                                      results of the Fund may not be as favorable as other funds.


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
                                                      LOGO

Volatility and Performance Information

  Fifth Third Large Cap Value Fund
                                                      LOGO


Fundamental Objective                 Long-term capital appreciation with current income as a
                                      secondary objective.

Principal Investment Strategies       Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with at
                                      least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital
                                      appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds and preferred stock.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                      of its assets in money market instruments. The taking of
                                      such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the Fund include the
                                      risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential
                                      for extended periods of lackluster performance.

                                      The Fund invests in value stocks. Value stocks are those
                                      that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book
                                      ratios. Value stocks present the risk that they may not
                                      perform as well as other types of stocks, such as growth
                                      stocks.

                                      Significant investment in large companies also creates
                                      various risks for the Fund. For instance, larger, more
                                      established companies tend to operate in mature markets,
                                      which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges,
                                      especially to changes caused by technology or consumer
                                      preference.

Fifth Third Large Cap Value Fund
                                                       LOGO

Volatility and Performance Information

  Fifth Third Multi Cap Value Fund
                                                       LOGO

Fundamental Objective                   High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies         Under normal circumstances, the Fund invests at least 65% of total assets in equity securities. Equity securities consist of common stock and securities convertible into common
                                        stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the
                                        Advisor will give primary consideration to fundamental
                                        factors. For example, securities having relatively low
                                        ratios of share price to book value, net asset value,
                                        earnings and cash flow will generally be considered
                                        attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the
                                        growth of earnings.

                                        When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                        of its assets in high-quality, short-term debt securities
                                        and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the
                                        Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                        The principal risks of investing in the Fund include the
                                        risks of investing in equity securities. The prices of
                                        equity securities fluctuate based on changes in a company's activities and financial condition and in overall market
                                        conditions. While the Fund invests in both smaller and
                                        larger companies, the smaller companies in which the Fund
                                        invests are especially sensitive to these factors and
                                        therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller
                                        companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the
                                        Advisor deems it desirable to do so. As a result of these
                                        factors, securities of these smaller companies may expose
                                        shareholders of the Fund to above-average risk.

                                        The Fund invests in value stocks. Value stocks are those
                                        that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book
                                        ratios. Value stocks present the risk that they may not
                                        perform as well as other types of stocks, such as growth
                                        stocks.

Fifth Third Multi Cap Value Fund
                                                           LOGO

Volatility and Performance Information

  Fifth Third Equity Income Fund
                                                           LOGO


Fundamental Objective                  High level of current income consistent with capital
                                       appreciation.

Principal Investment Strategies        Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its net assets in common stocks of U.S. companies with a weighted
                                       average market capitalization similar to that of the
                                       Standard & Poor's 500 Composite Stock Price Index(R) ("S&P
                                       500 Index")1 focusing on stocks that pay an increasing
                                       dividend. As of the date of this Prospectus, the S&P 500
                                       Index statistics were as follows: the smallest company had a market capitalization of $698 million, the largest company a market capitalization of $484 billion, the mean market
                                       capitalization was $22 billion, and the weighted average
                                       market capitalization was $113 billion.

                                       The Fund's investment approach generally is to purchase
                                       stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which
                                       have attractive dividend yields or the prospects of
                                       increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are
                                       rated investment grade (that is, in the BBB major rating
                                       category or higher by Standard & Poor's or the Baa major
                                       rating category or higher by Moody's, or their unrated
                                       equivalents).

                                       The Fund reserves the right to invest up to 35% of total
                                       assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or
                                       higher by Moody's, or their unrated equivalents.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in money market instruments. The taking of
                                       such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the
                                       risks of investing in equities and in debt. The risks of
                                       investing in equity securities include the risk of sudden
                                       and unpredictable drops in value or periods of lackluster
                                       performance. The risks of investing in debt securities
                                       include the tendency of bond prices to fall as interest
                                       rates rise.

                                       Significant investment in large companies also creates
                                       various risks for the Fund. For instance, larger, more
                                       established companies tend to operate in mature markets,
                                       which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges,
                                       especially to challenges caused by technology and consumer preferences.

                                       Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides
                                       investors some return of their investment, to an extent,
                                       supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay
                                       significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and
                                       equipment to accommodate expansion.

                                       The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the
                                       Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities,
                                       which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is
                                       common stock.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Income Fund
                                                 LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.



                                                                            LOGO

                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                                               Q [ ] [ ]%  [  ]
  Worst quarter:                                              Q [ ] [ ]%  [  ]
  Year to Date Return (1/1/01 to 9/30/01)                                 [  ]%
--------------------------------------------------------------------------------

                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)


                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares                   %                %                  %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/1/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/2/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
                                      %               %                   %         (Since 12/31/82)
S&P 500(R)Index                                                                              %
------------------------------------------------------------------------------------------------------

 /1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

 /2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.

  Fifth Third Balanced Fund
                                                        LOGO

Fundamental Objective                  Capital appreciation and income.

Principal Investment Strategies        Under normal circumstances, the Fund uses an asset
                                       allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments.
                                       The Fund intends to invest between 50% to 75% of total
                                       assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in
                                       U.S. Treasury bills, notes and bonds, securities of U.S.
                                       Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to
                                       25% in money market instruments. By analyzing financial
                                       trends and market conditions, the Fund may adjust its
                                       allocations from time to time. However, the Fund takes a
                                       moderate to long-term view of changing market conditions,
                                       and tends to avoid large, sudden shifts in the composition of its portfolio.

                                       The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized.
                                       While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500
                                       Index(R), the Fund may favor smaller companies, that is,
                                       companies with market capitalization comparable to the
                                       market capitalizations of those companies in the S&P 400
                                       Index(R), when the Advisor believes that market conditions favor securities of smaller companies.

                                       The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain
                                       the average maturity of the bond portion of the Fund from
                                       between 5 and 9 years. At the time of investment, the
                                       corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB
                                       major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in money market instruments. The taking of
                                       such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the
                                       risks associated with following an asset allocation
                                       strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                       To the extent the Fund invests in stocks and convertible
                                       securities, it assumes the risks of equity investing,
                                       including sudden and unpredictable drops in value and
                                       periods of lackluster performance.

                                       Significant investments in large companies also creates
                                       various risks for the Fund. For instance, larger, more
                                       established companies tend to operate in mature markets,
                                       which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges,
                                       especially to changes caused by technology or consumer
                                       preferences.

                                       Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect
                                       future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to
                                       long-term market declines than stocks of larger companies, in part because they generally do not have the financial
                                       resources that larger companies have.

                                       To the extent the Fund invests in bonds, it assumes the
                                       risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments.
                                       Prices of convertible securities, which include bonds and
                                       preferred stocks, may be affected by the prices of the
                                       underlying security, which generally is common stock.

Fifth Third Balanced Fund
                                                LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                                              Q [ ] [ ]%  [  ]
  Worst quarter:                                             Q [ ] [ ]%  [  ]
  Year to Date Return (1/1/01 to 9/30/01)                                [  ]%
--------------------------------------------------------------------------------

                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)


                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares                   %                %                  %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/1/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/2/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
                                      %               %                   %         (Since 12/31/82)
S&P 500(R)Index                                                                              %
LBAB(R)Index                           %               %                   %         (Since 12/31/82)
                                                                                            %
------------------------------------------------------------------------------------------------------

 /1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
 /2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

 Fifth Third International Equity Fund

                                                         LOGO
Fundamental Objective                  Long-term capital appreciation.

Principal Investment Strategies        Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       equity securities and at least 65% of its
                                       assets in securities of non-U.S.
                                       companies. The companies whose securities
                                       are represented in the Fund's portfolio
                                       are located in at least three countries
                                       other than the U.S.

                                       The Fund uses a top-down, bottom-up
                                       strategy of selecting its portfolio. It
                                       allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation,
                                       (ii) fundamental change, and (iii) market momentum/technicals.

                                       The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the
                                       MSCI EAFE Index(R). Although the Fund
                                       invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan
                                       Stanley Capital International Index for
                                       that country) by investing in "baskets"
                                       of common stocks and other equity
                                       securities.

                                       The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

                                       When the Advisor believes that market
                                       conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the
                                       Fund include the risks of investing in
                                       equity securities, such as, the risk of
                                       sudden and unpredictable drops in value
                                       or periods of lackluster performance.

                                       Stocks of foreign companies present
                                       additional risks for U.S. investors.
                                       Stocks of foreign companies tend to be
                                       less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and
                                       political climates less stable. Fluctuations in exchange
                                       rates also may reduce or eliminate gains or create losses.
                                       These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle
                                       East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks
                                       associated with those kinds of investments.

Fifth Third International Equity Fund
                                                               LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is an unmanaged index of common stocks in Europe, Australasia and the Far East.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                                                Q [ ] [ ]%  [  ]
  Worst quarter:                                               Q [ ] [ ]%  [  ]
  Year to Date Return (1/1/01 to 9/30/01)                                  [  ]%
--------------------------------------------------------------------------------

                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)


                                   Past Year     Past 5 Years       Past 10 Years    Since Inception
                                                                                         1/1/83
                               -----------------------------------------------------------------------
Investment A Shares                   %                %                  %                 %
(with 4.50% sales charge)
                               -----------------------------------------------------------------------
Investment B Shares/1/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
Investment C Shares/2/                %               %                   %                 %
(with applicable Contingent
Deferred Sales Charge)
                               -----------------------------------------------------------------------
                                      %                %                 N/A         (Since 8/31/94)
EAFE Index(R)                                                                               %
------------------------------------------------------------------------------------------------------

 /1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

 /2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

Fifth Third International GDP Fund

Fundamental Objective                   Long-term capital appreciation.
Principal Investment Strategies         Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of
                                        companies located in at least three countries in Europe,
                                        Australia and the Pacific Rim.

                                        The Advisor considers a country's Gross Domestic Product and market capitalization relative to other countries when
                                        determining region and country allocations among Europe,
                                        Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and
                                        industry attractiveness. Stocks are selected from the
                                        countries represented in the Morgan Stanley Capital
                                        International Europe, Australasia, and Far East Equity
                                        Index(R) (the "EAFE Index")1. The allocation of Fund assets may shift from time to time from countries that the Fund
                                        considers overvalued to countries that it considers
                                        undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not,
                                        therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular
                                        country.

                                        When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                        of its assets in money market instruments. The taking of
                                        such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                        The principal risks of investing in the Fund include the
                                        risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of
                                        lackluster performance.

                                        Stocks of foreign companies present additional risks for
                                        U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in
                                        part because accounting standards and market regulations
                                        tend to be less standardized, and economic and political
                                        climates less stable. Fluctuations in exchange rates also
                                        may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most
                                        countries in Africa, Asia, Latin America and the Middle
                                        East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks
                                        associated with those kinds of investments.

                                        The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one

                                        country could expose the Fund to increased risk due to
                                        changes in the economic or political environment within that country.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International GDP Fund
                                                         LOGO

Volatility and Performance Information

 Fifth Third Worldwide Fund

                                                        LOGO

Fundamental Objective                   High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies         Under normal circumstances, the Fund invests primarily in
                                        other mutual funds that invest in equity securities on a
                                        domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global
                                        telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve
                                        months and (ii) selecting one or more mutual funds with
                                        management styles (for example, value vs. growth or large
                                        cap vs. small cap) or investment concentrations which
                                        represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive
                                        opportunities. The Fund also will look for opportunities
                                        caused by market-moving events (such as political events,
                                        currency devaluations and natural disasters) that cause a
                                        disequilibrium between securities prices and their
                                        underlying intrinsic values.

                                        The Fund may invest in index funds and/or leveraged index
                                        funds when the Advisor believes that equity prices in
                                        general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a
                                        leveraged index fund would perform (increase or decrease) at
                                        150% of the index's performance to which it was correlated.
                                        Investments in index funds and leveraged index funds are
                                        designed to allow the Fund to seek to profit from
                                        anticipated increases in the indexes to which such funds
                                        generally are correlated.

                                        The Fund may invest in bear funds and/or leveraged bear
                                        funds when the Advisor believes that equity prices in
                                        general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued.
                                        Investments in bear funds and leveraged bear funds are
                                        designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to
                                        magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at
                                        150% of a regular bear fund.

                                        When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                        of its assets in high-quality, short-term debt securities
                                        and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the
                                        Fund to achieve its investment objective.

                                        Because the Fund reallocates fund investments across
                                        potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover
                                        rate of the Fund is much higher than that of most other
                                        funds with similar objectives. The higher the portfolio
                                        turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio
                                        turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any

                                        realized net short-term investment gain will be taxed to
                                        shareholders as ordinary income. See "Dividends and Capital
                                        Gains" below.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                        The principal risks of investing in the Fund include the
                                        risks of investing in other funds which have substantial
                                        investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with
                                        substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in
                                        foreign currencies; withholding or other taxes; trading,
                                        settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make
                                        foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                                        investments. In addition, foreign markets can perform
                                        differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the
                                        Fund's share price will decline.

                                        The Fund may invest in index funds or leveraged funds. If
                                        equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience
                                        substantial losses. Such losses would be magnified to the
                                        extent the Fund is invested in a leveraged index fund or
                                        funds.

                                        The Fund may also invest in bear funds or leveraged bear
                                        funds. If equity prices generally rise while the Fund is
                                        invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the
                                        extent the Fund is invested in a leveraged bear fund or
                                        funds.

                                        The Fund may invest in a manner that anticipates market
                                        trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the
                                        Advisor's expectations.

                                        The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the
                                        custodial transaction charges borne by the Fund. Also, a
                                        high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                                        An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly
                                        similar expenses of the underlying mutual funds in which the
                                        Fund invests. These expenses consist of advisory fees,
                                        expenses related to the distribution of shares, brokerage
                                        commissions, accounting, pricing and custody expenses,
                                        printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
                                               LOGO

Volatility and Performance Information

 Fifth Third Strategic Income Fund
LOGO

Fundamental Objective                  High level of income consistent with reasonable risk.
                                       Achieving capital appreciation is a secondary objective.



Principal Investment Strategies        Under normal market circumstances, the Fund invests at least
                                       80% of total assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as
                                       "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt
                                       securities and preferred stocks in which the Fund invests
                                       may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                       The Fund will respond and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates
                                       will decline. The Fund may invest in debt securities of any maturity.

                                       In selecting corporate debt securities for the Fund, the
                                       Advisor intends to invest principally in securities rated
                                       BBB or better by Standard & Poor's, but may invest in
                                       securities rated as low as BB, B, CCC or CC or unrated
                                       securities when these investments are believed by the
                                       Advisor to be sound. The Fund will not invest more than 20%
                                       of its portfolio in (i) securities rated BB or lower by
                                       Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to
                                       those rated BB or lower. Securities rated lower than BBB by
                                       Standard & Poor's, sometimes referred to as "junk bonds,"
                                       are usually considered lower-rated securities and have
                                       speculative characteristics.

                                       In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such
                                       closed-end funds may invest in debt securities of United
                                       States or foreign issuers.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in high-quality, short-term debt securities
                                       and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the
                                       Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                       The principal risks of investing in the Fund include the
                                       risks of investing in debt securities. Prices of debt
                                       securities rise and fall in response to interest rate
                                       changes for similar securities. Generally, when interest
                                       rates rise, prices of debt securities fall. The net asset
                                       value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default
                                       (fail to repay interest and principal when due). If an
                                       issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its
                                       investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks
                                       than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                                       Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds
                                       results in a duplication of advisory fees and other
                                       expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.
                                       Such investments may be less liquid than other investments and often trade at a discount. In addition, since these
                                       closed-end funds invest in debt securities, they are subject to the same risks described above.

                                       Also, certain of the closed-end funds in which the Fund
                                       invests may invest part or all of their assets in debt
                                       securities of foreign issuers. Because foreign securities
                                       ordinarily are denominated in currencies other than the U.S.
                                       dollar, changes in foreign currency exchange rates will
                                       affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the
                                       closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in
                                       the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains
                                       subject to this risk of loss. There are additional risks
                                       relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading,
                                       settlement, custodial, and other operational risks; and the potentially less stringent investor protection and
                                       disclosure standards of foreign markets. All of these
                                       factors can make foreign investments of such closed-end
                                       funds more volatile and potentially less liquid than U.S.
                                       investments.

Fifth Third Strategic Income Fund
                                                LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Strategic Income Fund has performed and how its performances varied from year to year. Because the Fund has not commenced operations, the bar chart and table are not shown at this time.

 Fifth Third Michigan Municipal Bond Fund
                                                 LOGO

Fundamental Objective                 Current income that is exempt from federal income tax and
                                      Michigan personal income tax.

Principal Investment Strategies       Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of
                                      bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes.
                                      In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have
                                      a remaining maturity of more than ten years.

                                      The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated
                                      securities of comparable quality. While maturity and credit quality are the most important investment factors, the
                                      Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider
                                      selling a security if it falls below the minimum credit
                                      quality required for purchase.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                      of its assets in money market instruments and may shorten
                                      its dollar-weighted average maturity below its normal range.
                                      In addition, the Fund may invest in municipal bonds, the
                                      income on which is exempt from federal income tax but not
                                      exempt from Michigan personal income taxes. The taking of
                                      such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the Fund include the
                                      risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying
                                      principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                      Generally, the price of a bond moves in the opposite
                                      direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by
                                      selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                      The Fund can acquire bonds that carry investment grade
                                      credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the
                                      payment of interest and principal, than higher-quality
                                      securities.

                                      Due to the level of investment in municipal obligations
                                      issued by the State of Michigan and its local political
                                      subdivisions, the performance of the Fund will be closely
                                      tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds.
                                      The State's economy is principally dependent upon
                                      manufacturing (particularly automobiles, office equipment
                                      and other durable goods), tourism and agriculture and
                                      historically has been highly cyclical. The Michigan
                                      Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced
                                      periods of financial difficulties. When the Fund's assets
                                      are invested in obligations from revenues of similar
                                      projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to
                                      the particular risks (including legal and economic
                                      conditions) related to such securities to a greater extent than if its assets were not so invested.

Fifth Third Michigan Municipal Bond Fund
                                                        LOGO


Volatility and Performance Information

 Fifth Third Ohio Municipal Bond Fund
(Formerly the Fifth Third Ohio Tax Free Bond Fund)

                                                        LOGO

Fundamental Objective                  Current income exempt from federal income tax and the
                                       personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies        Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio
                                       and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade.
                                       Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                       Among the securities in which the Fund may invest are
                                       participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in
                                       limited obligation securities, from which interest and
                                       principal payments are dependent on payments from specific sources rather than the general obligations of the
                                       government issuer. Limited obligation securities include:
                                       lease obligations and installment contracts (issued by
                                       government entities to obtain funds to lease or acquire
                                       equipment and other property), project finance obligations
                                       (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a
                                       private entity).

                                       In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated
                                       interest rates and the price of a security. The Fund
                                       attempts to manage volatility by maintaining a portfolio
                                       with an intermediate average life.

                                       When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                       of its assets in money market instruments. The taking of
                                       such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                       The principal risks of investing in the Fund include the
                                       risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying
                                       principal and interest.

                                       Generally, the price of a bond moves in the opposite
                                       direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by
                                       selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


                                       This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be
                                       significantly affected by the performance of one or a small number of issuers.

                                       Because the Fund is non-diversified and because it
                                       concentrates its investments in the securities of issuers in
                                       Ohio, certain factors including economic conditions,
                                       constitutional amendments, legislative and executive
                                       measures, and voter initiatives may have a
                                       disproportionately negative effect on the Fund's
                                       investments. For example, the Ohio economy relies to a
                                       significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                                       In addition, because revenue bonds and limited obligation
                                       securities are not general obligations of the issuers, the
                                       Fund will have limited recourse in the event of a default or termination of these securities.

Fifth Third Ohio Municipal Bond Fund
                                                 LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                             The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                                    Q [ ] [  ]%
  Worst quarter:                                                   Q [ ] [  ]%
  Year to Date Return (1/1/01 to 9/30/01)                                [  ]%
--------------------------------------------------------------------------------

                                           Average Annual Total Returns (for the
                                                periods ended December 31, 2000)


                                          Past Year  Past 5 Years  Past 10 Years  Since Inception
                                                                                  1/1/87
                                        ---------------------------------------------------------
Investment A Shares
(with 4.50% sales charge)                   [ ]%        [ ]%          [ ]%            [ ]%
                                        ---------------------------------------------------------
Investment B Shares/1/
(with applicable Contingent Deferred
Sales Charge)                               [ ]%        [ ]%          [ ]%            [ ]%
                                        ---------------------------------------------------------
Investment C Shares/2/
(with applicable Contingent Deferred
Sales Charge)                               [ ]%        [ ]%          [ ]%            [ ]%
                                        ---------------------------------------------------------
                                                                                 (Since 12/31/86)
LBMBI(R)                                    [ ]%        [ ]%          [ ]%            [ ]%
-------------------------------------------------------------------------------------------------

/1/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on October 11, 2000.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

 Fifth Third Municipal Bond Fund
                                                        LOGO

Fundamental Objective                 Current income that is exempt from federal income tax.

Principal Investment Strategies       Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which pay interest that is exempt from federal income tax. Municipal bond
                                      obligations consist of bonds, notes and commercial paper
                                      issued by states and their political subdivisions that are exempt from federal taxes. The Fund maintains a
                                      dollar-weighted average portfolio maturity of between ten
                                      and twenty-five years. The Fund will purchase securities
                                      rated in one of the four highest rating categories by a
                                      Rating Agency or unrated securities of comparable quality.

                                      While maturity and credit quality are the most important
                                      investment factors, the Fund also considers current yield
                                      and yield to maturity and potential for capital gain.

                                      While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its
                                      investment portfolio from time to time as economic
                                      conditions and market prices dictate based on the Fund's
                                      investment objective. The Fund may consider selling a
                                      security if it falls below the minimum credit quality
                                      required for purchase. If the Fund does buy and sell
                                      securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and
                                      cause additional taxable gains to shareholders.

                                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100%
                                      of its assets in money market instruments and may shorten
                                      its dollar-weighted average maturity below its normal range.
                                      The taking of such a temporary defensive posture may
                                      adversely impact the ability of the Fund to achieve its
                                      investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                      The principal risks of investing in the Fund include the
                                      risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying
                                      principal

                                      and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                      Generally, the price of a bond moves in the opposite
                                      direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by
                                      selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                      The Fund can acquire bonds that carry investment grade
                                      credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the
                                      payment of interest and principal, than higher-quality
                                      securities.


Fifth Third Municipal Bond Fund
                                              LOGO


Volatility and Performance Information

 Fifth Third Bond Fund


(Formerly the Fifth Third Quality Bond Fund)
                                              LOGO

Fundamental Objective                 High current income. Capital growth is a
                                      secondary objective.

Principal Investment Strategies       Under normal circumstances, the Fund
                                      invests at least 80% of its assets in
                                      bonds, including U.S. Treasury bills,
                                      notes and bonds, securities of U.S.
                                      Government agencies and instrumentalities
                                      and corporate debt securities, including
                                      mortgage-backed securities. Mortgage-
                                      backed securities generally offer higher
                                      interest rates than many types of debt
                                      securities. At the time of investment,
                                      each of those securities has a remaining
                                      maturity or average life of 7 to 20 years.
                                      Corporate bonds are rated as investment
                                      grade. Investment grade securities are
                                      securities rated in the BBB major rating
                                      category or higher by Standard & Poor's,
                                      or in the Baa major rating category by
                                      Moody's, or their unrated equivalents.

                                      The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                      The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                      When the Advisor believes that market
                                      conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments.
                                      The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                      The principal risks of investing in the
                                      Fund include the risks of investing in
                                      debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds
                                      (bonds with a remaining maturity of at
                                      least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                      Generally, the price of a bond moves in
                                      the opposite direction from interest
                                      rates. New bonds issued after a rise in
                                      rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.




                                      The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                                      From time to time, the Fund's portfolio
                                      could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
                                              LOGO


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index(R) ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                             The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


      Best quarter:                                              Q [ ] [ ]%
      Worst quarter:                                             Q [ ] [ ]%
      Year to Date Return (1/1/01 to 9/30/01)                          [ ]%
      ---------------------------------------------------------------------

                                                   Average Annual Total
                                                   Returns (for the periods
                                                   ended December 31, 2000)


                                                     Past Year   Past 5 Years   Past 10 Years   Since Inception
                                                                                                    1/1/83
                                                    ------------------------------------------------------------
Investment A Shares
(with 4.50% sales charge)                                %            %               %                 %
                                                    ------------------------------------------------------------
Investment B Shares/1/
(with applicable Contingent Deferred Sales Charge)       %            %               %                 %
                                                    ------------------------------------------------------------
Investment C Shares/2/
(with applicable Contingent Deferred Sales Charge)       %            %               %                 %
                                                    ------------------------------------------------------------
                                                                                                (Since 12/31/82)
LBAB(R)                                                  %            %               %                 %
----------------------------------------------------------------------------------------------------------------

1 The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on October 11, 2000.
2 The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.


 Fifth Third Intermediate Municipal Bond Fund

Formerly the Fifth Third Municipal Bond Fund
                                                   LOGO

Fundamental Objective                High level of current income that is exempt
                                     from federal regular income taxes.

Principal Investment Strategies      Under normal circumstances, the Fund
                                     invests at least 80% of its assets in
                                     municipal bonds, which pay interest that is
                                     exempt from federal income tax. The Fund's
                                     dollar-weighted average maturity will range
                                     from more than three years to less than ten
                                     years. The securities generally are issued
                                     by U.S. states, counties, cities, towns,
                                     territories and public authorities. At the
                                     time of investment, they are rated as
                                     investment grade. Investment grade
                                     securities are securities rated in the BBB
                                     major rating category or higher by Standard
                                     & Poor's or in the Baa major rating
                                     category by Moody's, or their unrated
                                     equivalents.

                                     Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities.
                                     The Fund also may invest in limited
                                     obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                     In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security.
                                     The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                     When the Advisor believes that market
                                     conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                     The principal risks of investing in the
                                     Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                     The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers.
                                     As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Intermediate Municipal Bond Fund

                                                  LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO
                             The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


      Best quarter:                                                 Q[  ][  ]%
      Worst quarter:                                                Q[  ][  ]%
      Year to Date Return (1/1/01 to 9/30/01)                            [  ]%
      --------------------------------------------------------------------------

                                                       Average Annual Total
                                                       Returns (for the periods
                                                       ended December 31, 2000)*


                                    Past Year       Past 5 Years       Past 10 Years    Since Inception
                                                                                            1/1/83
                                  ----------------------------------------------------------------------
Investment A Shares
(with 4.50% sales charge)        -----------------------------------------------------------------------
                                       [ ]%             [ ]%                [ ]%             [ ]%
                                                                                       (Since 12/31/82)
LBMBI(R)                               [ ]%             [ ]%                [ ]%             [ ]%
--------------------------------------------------------------------------------------------------------
 * Performance information is not shown for Investment C shares because, as of the date of this Prospectus, no assets were invested in Investment C shares.


Fifth Third Intermediate Bond Fund

(Formerly the Fifth Third Bond Fund for Income)
                                                  LOGO

Fundamental Objective                  High level of current income.

Principal Investment Strategies        Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       bonds and 65% of its assets in the
                                       following types of investment grade
                                       securities: corporate securities,
                                       mortgage-backed securities, and
                                       securities of the U.S. Treasury and U.S.
                                       Government agencies and
                                       instrumentalities. The Fund's
                                       dollar-weighted average maturity will
                                       range from more than three years to less
                                       than ten years. Investment grade
                                       securities are securities rated in the
                                       BBB major rating category or higher by
                                       Standard & Poor's, or in the Baa major
                                       rating category or higher by Moody's, or
                                       their unrated equivalents.

                                       The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates.
                                       Additionally, the Fund may seek some
                                       capital appreciation, especially when
                                       bond prices are rising, if the Advisor
                                       believes that the Fund can realize such
                                       appreciation without foregoing its
                                       objective of high current income.

                                       The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

                                       When the Advisor believes that market
                                       conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                       The principal risks of investing in the
                                       Fund include the risks of investing in
                                       debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                       Generally, the price of a bond moves in
                                       the opposite direction from interest
                                       rates. New bonds issued after a rise in
                                       rates offer higher yields to investors.
                                       An existing bond with a lower yield can
                                       appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


  Fifth Third Intermediate Bond Fund
                                                     LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index(R) ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                             The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

     Best quarter:                                              Q[ ][ ][ ]%
     Worst quarter:                                             Q[ ][ ][ ]%
     Year to Date Return (1/1/01 to 9/30/01)                           [ ]%

                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)


                                                       Past Year   Past 5 Years   Past 10 Years  Since Inception
                                                                                                     1/1/83
                                                      ----------------------------------------------------------
Investment A Shares
(with 4.50% sales charge)                                 [ ]%         [ ]%           [ ]%             [ ]%
                                                      ----------------------------------------------------------
Investment C Shares/1/
(with applicable Contingent Deferred Sales                [ ]%         [ ]%           [ ]%             [ ]%
                                                                                                (Since 12/31/82)
LBIGC(R)                                                  [ ]%         [ ]%           [ ]%             [ ]%
----------------------------------------------------------------------------------------------------------------

/1/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.


 Fifth Third Short Term Bond Fund
                                                      LOGO

Fundamental Objective                 Current income.


Principal Investment Strategies       Under normal circumstances, the Fund
                                      invests at least 80% of its assets in
                                      bonds including corporate and government
                                      debt securities. The Fund's
                                      dollar-weighted average maturity will be
                                      less than three years. The Fund is
                                      permitted to purchase U.S. Government
                                      obligations (those that are issued or
                                      guaranteed by the U.S. Government or its
                                      agencies or instrumentalities) and
                                      investment-grade corporate debt
                                      obligations (those that are rated in one
                                      of the four highest categories by a Rating
                                      Agency), or unrated securities of
                                      comparable quality. The Fund will maintain
                                      a dollar-weighted average portfolio
                                      maturity of between one and three years.

                                      While maturity and credit quality are the most important investment factors, the
                                      Fund also considers current yield and
                                      yield to maturity and potential for
                                      capital gain. The Fund may consider
                                      selling a security if it falls below the minimum credit quality required for purchase.

                                      When the Advisor believes that market
                                      conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                      The principal risks of investing in the
                                      Fund include the risks of investing in
                                      debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                      Generally, the price of a bond moves in
                                      the opposite direction from interest
                                      rates. New bonds issued after a rise in
                                      rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

                                      The Fund can acquire bonds that carry
                                      investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories.
                                      Obligations rated in the fourth highest
                                      rating category involve greater risks,
                                      including price volatility and risk of
                                      default in the payment of interest and
                                      principal, than higher-quality securities.


Fifth Third Short Term Bond Fund
                                                   LOGO


Volatility and Performance Information


 Fifth Third U.S. Government Securities Fund
                                                      LOGO

Fundamental Objective                  High level of current income. Capital
                                       growth is a secondary objective.

Principal Investment Strategies        Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       U.S. Government securities. At the time
                                       of investment each of those securities
                                       has a remaining maturity or average life
                                       of 7 years or less, although the Fund
                                       attempts to minimize fluctuations in the
                                       value of its shares.

                                       U.S. Government securities are debt
                                       securities issued or guaranteed as to
                                       principal and interest by the full faith and credit of the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not supported by such full faith and credit. They may include securities issued or sponsored by Government
                                       National Mortgage Association (Ginnie
                                       Mae), Federal National Mortgage
                                       Association (Fannie Mae) and Federal Home
                                       Loan Mortgage Corporation (Freddie Mac).

                                       U.S. Treasury securities are debt
                                       obligations of the U.S. Government and
                                       are backed by the full faith and credit
                                       of the U.S. Government. While there are
                                       different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

                                       In selecting portfolio securities, the
                                       Fund generally considers, among other
                                       things, stated interest rates and the
                                       price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                                       The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                                       When the Advisor believes that market
                                       conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                       The principal risks of investing in the
                                       Fund include the risks of investing in
                                       debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

                                       Generally, the price of a bond moves in
                                       the opposite direction from interest
                                       rates. New bonds issued after a rise in
                                       rates offer higher yields to investors.
                                       An existing bond with a lower yield can
                                       appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


Fifth Third U.S. Government Securities Fund
                                                     LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index(R) ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                                   The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



        Best quarter:                                                 Q[ ] [ ]%
        Worst quarter:                                                Q[ ] [ ]%
        Year to Date Return (1/1/01 to 9/30/01)                            [ ]%
        ------------------------------------------------------------------------

                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)

                                                       Past Year   Past 5 Years   Past 10 Years  Since Inception
                                                                                                      1/1/86
                                                      -----------------------------------------------------------
Investment A Shares                                       [ ]%         [ ]%            [ ]%             [ ]%
(with 4.50% sales charge)                             -----------------------------------------------------------
Investment C Shares/1/                                    [ ]%         [ ]%            [ ]%             [ ]%
(with applicable Contingent Deferred Sales Charge)    -----------------------------------------------------------
                                                                                                 (Since 12/31/85)
LBIGBI(R)                                                 [ ]%         [ ]%            [ ]%             [ ]%
-----------------------------------------------------------------------------------------------------------------

/1/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.


 Fifth Third Prime Money Market Fund
                                                     LOGO

Fundamental Objective               Current income consistent with stability
                                    of principal.



Principal Investment Strategies     The Fund manages its portfolio subject to
                                    strict SEC guidelines, which are designed so
                                    that the Fund may maintain a stable $1.00
                                    per share price, although there is no
                                    guarantee that it will do so. All of the
                                    Fund's investments are expected to mature in
                                    the short-term (397 days or less) and the
                                    dollar-weighted average portfolio maturity
                                    of the Fund may not exceed 90 days.

                                    The Fund invests at least 95% of its total assets in high-quality securities called
                                    "first tier" securities or unrated
                                    securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.
                                    Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                                    The Fund may also invest in repurchase
                                    agreements collateralized by the securities mentioned above.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                    The Fund's principal risks include interest rate risk, net asset value risk, foreign risk and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Prime Money Market Fund
                                                          LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                                                            LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


        Best quarter:                                             Q[ ][ ]  [  ]%
        Worst quarter:                                            Q[ ][ ]  [  ]%
        Year to Date Return (1/1/01 to 9/30/01)                            [  ]%
        ------------------------------------------------------------------------
                                                        Average Annual Total
                                                        Returns (for the periods
                                                        ended December 31, 2000)


                                                 Inception Date   Past Year   Past 5 Years   Past 10 Years  Since Inception
                                                ----------------------------------------------------------------------------
Investment A Shares                                  8/11/92          %            %              N/A             %
                                                 ---------------------------------------------------------------------------
Investment B Shares/1/                              10/11/00          %            %               %              %
(with applicable Contingent Deferred Sales Charge)
----------------------------------------------------------------------------------------------------------------------------

/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

To obtain current yield information, call 1-800-282-5706.


 Fifth Third Government Money Market Fund

                                             LOGO
Fundamental Objective                 High current income consistent with
                                      stability of principal and liquidity.

Principal Investment Strategies       The Fund manages its portfolio subject to
                                      strict SEC guidelines, which are designed
                                      so that the Fund may maintain a stable
                                      $1.00 per share price, although there is
                                      no guarantee that it will do so. All of
                                      the Fund's investments are expected to
                                      mature in the short-term (397 days or
                                      less), and the dollar-weighted average
                                      portfolio maturity of the Fund may not
                                      exceed 90 days.

                                      Under normal circumstances, the Fund
                                      invest at least 80% of assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S.
                                      Government and it agencies or
                                      instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.


Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                      The Fund's principal risks include
                                      interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


Fifth Third Government Money Market Fund
                                                       LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.





                                                                            LOGO

                              The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

        Best quarter:                                            Q[ ] [ ] [ ]%
        Worst quarter:                                           Q[ ] [ ] [ ]%
        Year to Date Return (1/1/01 to 9/30/01)                           [ ]%
-------------------------------------------------------------------------------

                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2000)


                               Past Year    Past 5 Years    Past 10 Years   Since Inception
                                                                               11/25/91
                             ---------------------------------------------------------------
Investment A Shares                  %                %          N/A                 %
                                 ----             ----                           ----
--------------------------------------------------------------------------------------------

To obtain current yield information, call 1-800-282-5706.


  Fifth Third Michigan Municipal Money Market Fund

                                                LOGO

Fundamental Objective                   Current income that is exempt from
                                        federal income tax and Michigan personal
                                        income tax.

Principal Investment Strategies         The Fund, under normal circumstances,
                                        invests at least 80% of its assets in
                                        municipal obligations, which consist of
                                        bonds, notes and commercial paper issued
                                        by states and their political
                                        subdivisions that are exempt from
                                        federal income taxes. The securities
                                        will have short-term debt ratings in the
                                        two highest rating categories of at
                                        least two Rating Agencies or will be
                                        unrated securities of comparable
                                        quality. Under normal circumstances, the
                                        Fund will invest at least 80% of its
                                        total assets in municipal obligations
                                        issued by the State of Michigan and its
                                        localities.

                                        The Fund manages its portfolio subject
                                        to strict SEC guidelines, which are
                                        designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term
                                        (397 days or less) and the
                                        dollar-weighted average portfolio
                                        maturity of the Fund may not exceed 90
                                        days.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                     The principal risks of investing in the
                                     Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

                                     Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing
                                     (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.


Fifth Third Michigan Municipal Money Market Fund
                                                         LOGO

Volatility and Performance Information


 Fifth Third Municipal Money Market Fund
(Formerly the Fifth Third Tax Exempt Money Market Fund)

                                                      LOGO
Fundamental Objective


                                       Maximize current income, exempt from
                                       federal income tax, while preserving
                                       capital and maintaining liquidity.
Principal Investment Strategies

                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable
                                       $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                                       Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                       .    general obligation bonds where
                                            principal and interest are paid from
                                            general tax revenues received by the
                                            issuer;

                                       .    revenue bonds, where principal and
                                            interest are paid only from the
                                            revenues received from one or more
                                            public projects or special excise
                                            taxes. These bonds tend to be issued
                                            in connection with the financing of
                                            infrastructure projects, such as
                                            toll roads and housing projects, and
                                            they are not general obligations of
                                            the issuer;

                                       .    industrial development bonds, where
                                            principal and interest are paid only
                                            from revenues received from
                                            privately-operated facilities.
                                            Generally, these bonds are issued in
                                            the name of a public finance
                                            authority to finance infrastructure
                                            to be used by a private entity.
                                            However, they are general
                                            obligations of the private entity,
                                            not the issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard &
                                       Poor's and Moody's in their second
                                       highest short-term major rating
                                       categories, or unrated securities that
                                       are considered equivalent by the Fund's
                                       investment manager. Some corporate


                                       securities purchased by the Fund may be
                                       restricted securities, that is, they may be subject to limited resale rights.

                                       The Fund may also invest in repurchase
                                       agreements collateralized by U.S.
                                       Treasury securities.


Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       The Fund's principal risks include
                                       interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue
                                       Code, which would create adverse tax
                                       consequences.


Fifth Third Municipal Money Market Fund
                                                          LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO



                                                                            LOGO

                                       The bar chart above does not reflect the
                                       impact of any applicable sales charges or
                                       account fees, which would reduce returns.
Best quarter:                                                     Q [ ] [ ] [ ]%
Worst quarter:                                                    Q [ ] [ ] [ ]%
Year to Date Return (1/1/01 to 9/30/01)                                     [ ]%
--------------------------------------------------------------------------------

                                                       Average Annual Total
                                                       Returns (for the periods
                                                       ended December 31, 2000)

                                Past Year      Past 5 Years      Past 10 Years   Since Inception
                                                                                     11/25/91

                             ---------------------------------------------------------------------
 Investment A Shares/1/           ____%            ____%             N/A              ____%

--------------------------------------------------------------------------------------------------

 To obtain current yield information, call 1-800-282-5706.


/1/ For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

 Fifth Third Ohio Tax Exempt Money Market Fund

Fundamental Objective

                                       Current income, exempt from federal
                                       income tax and the personal income tax
                                       imposed by the State of Ohio and Ohio
                                       municipalities, while maintaining
                                       liquidity and stability of principal.


Principal Investment Strategies

                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable
                                       $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                                       Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       Ohio municipal securities, the income
                                       from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities. Ohio municipal securities include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                         .  general obligation bonds where
                                            principal and interest are paid from
                                            general tax revenues received by the
                                            issuer;

                                         .  revenue bonds, where principal and
                                            interest are paid only from the
                                            revenues received from one or more
                                            public projects or special excise
                                            taxes. These bonds tend to be issued
                                            in connection with the financing of
                                            infrastructure projects, such as
                                            toll roads and housing projects, and
                                            they are not general obligations of
                                            the issuer;

                                         .  industrial development bonds, where
                                            principal and interest are paid only
                                            from revenues received from
                                            privately-operated facilities.
                                            Generally, these bonds are issued in
                                            the name of a public finance
                                            authority to finance infrastructure
                                            to be used by a private entity.
                                            However, they are general
                                            obligations of the private entity,
                                            not the issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard &
                                       Poor's and Moody's in their


                                       second highest short-term major rating
                                       categories, or unrated securities that
                                       are considered equivalent by the Fund's
                                       investment manager.


Principal Investment Risks


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                       The Fund's principal risks are those
                                       risks that could affect the overall yield of the Fund and thus, the return on your investment. They include factors that cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal
                                       Reserve in its monetary policies. Because the Fund's securities are issued by the State of Ohio and Ohio cities, towns and public authorities, the Fund's performance also may be affected by political and economic conditions at the state or local level. Those conditions may include state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities.
                                       Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment. Economic activity in
                                       Ohio, as in may other states with a
                                       significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                                       The Fund's ability to meet redemption
                                       obligations could be burdened by its
                                       investments in securities restricted as
                                       to resale. Restricted securities
                                       generally trade among institutional in
                                       markets that are not as developed or that do not function as efficiently as more established markets.

                                       The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.


Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Ohio Tax Exempt Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has yet been in operation for a full calendar year, the bar chart and table are not shown.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001.

 Shareholder Fees

                                                               Stock Funds--Fee Table
                                                               ----------------------
                              Fifth Third                 Fifth Third              Fifth Third           Fifth Third
                            Small Cap Growth            Micro Cap Value              Mid Cap             Technology
                                 Fund                         Fund                     Fund                 Fund
                          A       B        C        A         B        C        A      B      C       A      B      C
 Maximum Sales Charge
   (Load) Imposed on
   Purchases              4.50%   None     None     4.50%     None     None     4.50%   None    None    4.50%   None    None
----------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends   None    None     None     None      None     None     None    None    None    None    None    None
----------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred
   Sales Load/1/          None    5.00%    1.00%    None      5.00%    1.00%    None    5.00%   1.00%   None    5.00%   1.00%
----------------------------------------------------------------------------------------------------------------------------

 Annual Fund Operating
 Expenses (as a
 percentage of
 average
 net assets)

 Management fees          0.80%   0.80%    0.80%    0.80%     0.80%    0.80%    0.80%   0.80%   0.80%   0.80%   0.80%   0.80%
----------------------------------------------------------------------------------------------------------------------------
 Distribution/Service
   (12b-1) fees           0.25%   1.00%    0.75%    0.25%     1.00%    0.75%    0.25%   1.00%   0.75%   0.25%   1.00%   0.75%
----------------------------------------------------------------------------------------------------------------------------
 Other expenses                                     0.77%     0.77%    1.02%
----------------------------------------------------------------------------------------------------------------------------
 Total Annual Fund        ____/3/ ____/3/  ____/3/  2.02%     2.77%    2.77%    ____/3/ ____/3/ ____/3/ ____/3/ ____/3/ ____/3/
   Operating Expenses
Fee Waiver and/or Expense ____    ____     ____     0.37%/4/  0.37%/4/ 0.37%/4/ ____    ____    ____    ____    ____    ____
Reimbursements
Net Expenses              ____    ____     ____     1.65%     2.40%    2.40%    ____    ____    ____    ____    ____    ____
----------------------------------------------------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: ____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment B shares: ____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: ____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund for the Equity Income Fund, 0.25% for the Pinnacle Fund, and 0.31% for the Balanced Fund. Therefore, Total Annual Fund Operating Expenses for Investment A shares after fee waivers were as follows: ____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund. Total Annual Fund Operating Expenses for Investment C shares after fee waivers were as follows: ____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund. Total Annual Fund Operating Expenses for Investment C shares after fee waivers were as follows:
____% for the Small Cap Growth Fund, ____% for the Mid Cap Fund and ____% for the Technology Fund. These waivers may be discontinued at any time.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.65% for the Investment A, 2.40% for the Investment B shares, and 2.40% for the Investment C shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder Fees

                                                            Stock Funds--Fee Table
                                                            ----------------------
                             Fifth Third           Fifth Third                Fifth Third                   Fifth Third
                              Pinnacle            Quality Growth            Large Cap Growth                Equity Index
                                Fund                   Fund                       Fund                          Fund
                          A       B       C       A      B       C        A         B         C         A         B         C
 Maximum Sales Charge
  (Load) Imposed on
  Purchases             4.50%   None    None    4.50%   None    None     4.50%     None      None      4.50%     None      None
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends   None   None    None    None    None    None     None      None      None      None      None      None
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred
   Sales Load/1/        None    5.00%   1.00%   None    5.00%   1.00%    None      5.00%     1.00%     None      5.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------------

 Annual Fund Operating
 Expenses (as a
 percentage of
 average
 net assets)

 Management fees        0.80%   0.80%   0.80%   0.80%   0.80%   0.80%    0.70%     0.70%     0.70%     0.30%     0.30%     0.30%
-------------------------------------------------------------------------------------------------------------------------------
 Distribution/Service
  (12b-1) fees          0.25%   1.00%   0.75%   0.25%   1.00%   0.75%    0.25%     1.00%     0.75%     0.25%     1.00%     0.75%
-------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                                          0.27%     0.27%     0.52%     0.25%     0.25%     0.50%
-------------------------------------------------------------------------------------------------------------------------------
 Total Annual Fund      ____/3/ ____/3/ ____/3/ ____/3/ ____/3/ ____/3/  1.22%     1.97%     1.97%     0.80%     1.55%     1.55%
   Operating Expenses
Fee Waiver and/or
Expense                 ____    ____    ____    ____    ____    ____     0.03%/4/  0.03%/4/  0.03%/4/  0.15%/4/  0.15%/4/  0.15%/4/
Reimbursements
Net Expenses            ____    ____    ____    ____    ____    ____     1.19%     1.94%     1.94%     0.65%     1.40%     1.40%
-------------------------------------------------------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: ____% for the Pinnacle Fund and ___% for the Quality Growth Fund. During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment B shares: ____% for the Pinnacle Fund and ___% for the Quality Growth Fund. During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: ___% for the Pinnacle Fund and ___% for the Quality Growth Fund. Therefore, Total Annual Fund Operating Expenses for Investment A shares after fee waivers were as follows: ____% for the Pinnacle Fund and ___% for the Quality Growth Fund. Total Annual Fund Operating Expenses for Investment B shares after fee waivers were as follows: ____% for the Pinnacle Fund and ___% for the Quality Growth Fund. Total Annual Fund Operating Expenses for Investment C shares after fee waivers were as follows: ____% for the Pinnacle Fund and ___% for the Quality Growth Fund. These waivers may be discontinued at any time.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to: 1.19% for Investment A shares; 1.94% for Investment B shares, and 1.94% for Investment C shares and for the Equity Index Fund to:
0.65% for Investment A shares; 1.40% for Investment B shares, and 1.40% for Investment C shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                                  Stock Funds--Fee Table
                                                                  ----------------------
                               Fifth Third                 Fifth Third                Fifth Third              Fifth Third
                           Large Cap Value Fund          Multi Cap Value             Equity Income            Balanced Fund
                                                               Fund                       Fund
                           A         B        C        A         B        C        A        B       C       A       B       C
 Maximum Sales Charge
   (Load) Imposed on
   Purchases              4.50%     None     None     4.50%     None     None     4.50%    None    None    4.50%   None    None
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends   None      None     None     None      None     None     None     None    None    None    None    None
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred
   Sales Load/1/          None      5.00%    1.00%    None      5.00%    1.00%    None     5.00%   1.00%   None    5.00%   1.00%
-------------------------------------------------------------------------------------------------------------------------------

 Annual Fund Operating
 Expenses (as a
 percentage of
 average
 net assets)

 Management fees          0.70%     0.70%    0.70%    0.80%     0.80%    0.80%    0.80%    0.80%   0.80%   0.80%   0.80%   0.80%
-------------------------------------------------------------------------------------------------------------------------------
 Distribution/Service
   (12b-1) fees           0.25%     1.00%    0.75%    0.25%     1.00%    0.75%    0.25%    1.00%   0.75%   0.25%   1.00%   0.75%
-------------------------------------------------------------------------------------------------------------------------------
 Other expenses           0.24%     0.24%    0.49%    0.51%     0.51%    0.76%
-------------------------------------------------------------------------------------------------------------------------------
 Total Annual Fund        1.19%     1.94%    1.94%    1.76%     2.51%    2.51%    ____ /3/ ____/3/ ____/3/ ____/3/ ____/3/ ____/3/
   Operating Expenses
Fee Waiver and/or         0.02%/4/  0.02%/4/ 0.02%/4/ 0.18%/5/  0.18%/5/ 0.18%/5/ ____     ____    ____    ____    ____    ____
Expense Reimbursements
Net Expenses              1.17%     1.92%    1.92%    1.58%     2.33%    2.33%    ____     ____    ____    ____    ____    ____
-------------------------------------------------------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: ____% for the Equity Income Fund and ___% for the Balanced Fund. During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment B shares: ____% for the Equity Income Fund and ___% for the Balanced Fund. During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: ___% for the Equity Income Fund and ___% for the Balanced Fund. Therefore, Total Annual Fund Operating Expenses for Investment A shares after fee waivers were as follows: ____% for the Equity Income Fund and ___% for the Balanced Fund. Total Annual Fund Operating Expenses for Investment B shares after fee waivers were as follows: Equity Income Fund and ___% for the Balanced Fund. Total Annual Fund Operating Expenses for Investment C shares after fee waivers were as follows: Equity Income Fund and ___% for the Balanced Fund. These waivers may be discontinued at any time.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Value Fund to: 1.17% for Investment A shares; 1.92% for Investment B shares, and 1.92% for Investment C shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to: 1.58% for Investment A shares; 2.33% for Investment B shares, and 2.33% for Investment C shares These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses

                                                        Stock Funds--Fee Table
                                                        ----------------------
                                            Fifth Third           Fifth Third       Fifth Third
                                         International Equity   International GDP    Worldwide
                                                 Fund                  Fund            Fund*
                                           A      B       C      A        B       C      C
 Maximum Sales Charge (Load) Imposed on
   Purchases                              4.50%  None     None  4.50%    None     None     None
------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                   None   None     None  None     None     None     None
------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Load1             None   5.00%   1.00%  None     5.00%    1.00%    1.00%
------------------------------------------------------------------------------------------------

   Annual Fund Operating Expenses (as a
 percentage of average net assets)

 Management fees                          1.00%  1.00%   1.00%  0.75%    0.75%    0.75%    1.00%
------------------------------------------------------------------------------------------------
 Distribution/Service (12b-1) fees        0.25%  1.00%   0.75%  0.25%    1.00%    0.75%    0.75%
------------------------------------------------------------------------------------------------
 Other expenses                           ---/3/ ---/3/  ---/3/ 0.32%    0.32%    0.57%    ---/3/
------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses     ----   ----    ----   1.32%    2.07%    2.07%    ----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements  ----    ----   ----   0.06%/4/ 0.06%/4/ 0.06%/4/ ----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Net Expenses                              ----    ----   ----   1.26%    2.01%    2.01%    ----
------------------------------------------------------------------------------------------------

--------------------
*In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund or Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

/1/5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the International Equity Fund: ___% for the Investment A shares, ____% for the Investment B shares: ____% , and ___% for the Investment C shares. Therefore, Total Annual Fund Operating Expenses for the International Equity Fund: ___% for the Investment A shares, ____% for the Investment B shares: ____% , and ___% for the Investment C shares. These waivers may be discontinued at any time.

/4/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to: 1.26% for Investment A shares; 2.01% for Investment B shares, and 2.01% for Investment C shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

                       Shareholder Fees and Fund Expenses

                              Bond Funds- Fee Table

                             Fifth Third                 Fifth Third             Fifth Third               Fifth Third
                          Michigan Municipal            Ohio Municipal         Municipal Bond                  Bond
                              Bond Fund                   Bond Fund                 Fund                       Fund*
                          A        B         C         A     B        C       A       B        C        A        B        C
 Maximum Sales
    Charge (Load)
    Imposed on
    Purchases            4.50%    None      None     4.50%  None     None    4.50%    None     None     4.50%    None     None
---------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales
    Charge (Load)
    Imposed on
    Reinvested
    Dividends            None     None      None     None   None     None    None     None     None     None     None     None
---------------------------------------------------------------------------------------------------------------------------------
 Maximum
    Deferred Sales
    Load/1/              None     5.00%     1.00%    None   5.00%    1.00%   None     5.00%    1.00%    None     5.00%    1.00%
---------------------------------------------------------------------------------------------------------------------------------

    Annual Fund
    Operating
    Expenses (as a
    percentage of
    average
    net assets)

 Management fees         0.45%    0.45%     0.45%    0.55%  0.55%    0.55%   0.55%    0.55%    0.55%    0.60%    0.60%    0.60%
---------------------------------------------------------------------------------------------------------------------------------
 Distribution/Service
    (12b-1) fees         0.25%    1.00%     0.75%    0.25%  1.00%    0.75%   0.25%    1.00%    0.75%    0.25%    1.00%    0.75%
---------------------------------------------------------------------------------------------------------------------------------
 Other expenses          0.26%    0.26%     0.51%     ---/3/ ---/3/   ---/3/ 0.27%    0.27%    0.52%    0.28%    0.28%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
 Total Annual            0.96%    1.71%     1.71%                            1.07%    1.82%    1.82%    1.13%    1.88%    1.88%
    Fund
    Operating
    Expenses
Fee Waiver and/or        0.12%/4/ 0.02%/4/  0.02%/4/  ____   ____    ____    0.03%/4/ 0.03%/4/ 0.03%/4/ 0.08%/4/ 0.08%/4/ 0.08%/4/
Expense Reimbursements


Net Expenses             0.84%    1.69%     1.69%      ____   ____    ____   1.04%    1.79%    1.79%    1.05%    1.80%    1.80%
----------------------------------------------------------------------------------------------------------------------------------

-----------------
* Formerly the Fifth Third Quality Bond  Fund

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Ohio Municipal Bond Fund: ___% for the Investment A shares, ____% for the Investment B shares: ____% , and ___% for the Investment C shares. Therefore, Total Annual Fund Operating Expenses for the Ohio Municipal Bond Fund are: ___% for the Investment A shares, ____% for the Investment B shares: ____% , and ___% for the Investment C shares. These waivers may be discontinued at any time.

/4/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to: 0.84% for Investment A shares; 1.69% for Investment B shares, and 1.69% for Investment C shares; for the Municipal Bond Fund to: 1.04% for Investment A shares; 1.79% for Investment B shares, and 1.79% for Investment C shares; and for the Bond Fund to: 1.05% for Investment A shares; 1.80% for Investment B shares, and 1.80% for Investment C shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

                               Fifth Third                  Fifth Third        Fifth Third     Fifth Third
                              Intermediate               Intermediate Bond     Short Term    U.S. Government
                          Municipal Bond Fund*                Fund**              Bond       Securities Fund
                                                                                  Fund
                          A        B        C         A         B         C         A           A      C
 Maximum Sales
    Charge (Load)
    Imposed on
    Purchases            4.50%     None     None      4.50%     None      None      4.50%       4.50%  None
-------------------------------------------------------------------------------------------------------------
 Maximum Sales
    Charge (Load)
    Imposed on
    Reinvested
    Dividends            None      None     None      None      None      None      None        None   None
-------------------------------------------------------------------------------------------------------------
 Maximum
    Deferred Sales
    Load/1/              None      5.00%    1.00%     None      5.00%     1.00%     None        None   1.00%
-------------------------------------------------------------------------------------------------------------

    Annual Fund
    Operating
    Expenses (as a
    percentage of
    average
    net assets)


 Management fees         0.55%     0.55%    0.55%     0.55%     0.55%     0.55%     0.55%       0.55%  0.55%
-------------------------------------------------------------------------------------------------------------
 Distribution/Service
    (12b-1) fees         0.25%     1.00%    0.75%     0.25%     1.00%     0.75%     0.25%       0.25%  0.75%
-------------------------------------------------------------------------------------------------------------
 Other expenses          0.29%     0.29%    0.54%     0.24%     0.24%     0.49%     0.27%      ----/3/ ----/3/

-------------------------------------------------------------------------------------------------------------
 Total Annual            1.09%     1.84%    1.84%     1.04%     1.79%     1.79%     1.02%
    Fund
    Operating
    Expenses
Fee Waiver and/or        0.11%/4/  0.11%/4/ 0.11%/4/  0.03%/4/  0.03%/4/  0.03%/4/  0.13%/4/
                                                                                                ----   ----
Expense Reimbursements
Net Expenses             0.98%     1.73%    1.73%     1.01%     1.76%     1.76%     0.89%
                                                                                                ----   ----
-------------------------------------------------------------------------------------------------------------

---------
**
*Formerly the Fifth Third Municipal Bond Fund

**Formerly the Fifth Third Bond Fund for Income

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the U.S. Government Securities Fund: ___% for the Investment A shares, ____% for the Investment B shares: ____% , and ___% for the Investment C shares.

Therefore, Total Annual Fund Operating Expenses for the U.S. Government Securities Fund are: ___% for the Investment A shares, ____% for the Investment B shares, and ___% for the Investment C shares. These waivers may be discontinued at any time.

/4/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to: 0.98% for Investment A shares; 1.73% for Investment B shares, and 1.73% for Investment C shares; for the Intermediate Bond Fund to: 1.01% for Investment A shares; 1.76% for Investment B shares, and 1.76% for Investment C shares; and for the Short Term Bond Fund to: 0.89% for Investment A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares or Investment B Shares of the Money Market Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.



Shareholder Fees and Fund Expenses

Money Market Funds- Fee Table
                                                             Fifth Third
                        Fifth Third           Fifth Third     Michigan     Fifth Third   Fifth Third Ohio
                        Prime Money            Government     Municipal     Municipal    Tax Exempt Money
                          Market              Money Market   Money Market  Money Market    Market Fund
                           Fund                   Fund           Fund          Fund

                      A              B             A              A              A              A

Maximum Sales       None           None           None          None           None           None
  Charge (Load)
  Imposed on
  Purchases
-----------------------------------------------------------------------------------------------------
Maximum Sales      None            None           None          None           None           None
  Charge (Load)
  Imposed on
  Reinvested
  Dividends
-----------------------------------------------------------------------------------------------------
Maximum            None            5.00%          None          None           None           None
  Deferred Sales
  Load/1/
-----------------------------------------------------------------------------------------------------

  Annual Fund
  Operating
Expenses
 (as a
percentage of
average net
assets)
 Management
fees               0.40%          0.40%          0.50%          0.50%          0.50%          0.40%
-----------------------------------------------------------------------------------------------------
                   0.25%          1.00%          0.25%          0.25%          0.25%          0.25%
Distribution/
Service (12b-1) fees
-----------------------------------------------------------------------------------------------------
Other expenses     0.21%          0.21%          ----/3/        0.25%          ----/3/        ----/3/
-----------------------------------------------------------------------------------------------------

 Total Annual      0.86%          1.61%                         0.90%
Fund Operating
Expenses
-----------------------------------------------------------------------------------------------------
Fee Waiver         0.07%/4/       0.07%/4/      ____           40.11%/4/        ____          ____
and/or Expense
Reimbursements
Net Expenses       0.79%          1.54%         ____            0.79%           ____          ____

/1/ 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Government Money Market Fund: ____% for Investment A shares and for the Ohio Tax Exempt Money Market Fund: ___% for Investment A shares. Therefore, Total Annual Fund Operating Expenses for Investment A shares after fee waivers were: ___% for the Government Money Market Fund and ___% for the Ohio Tax Exempt Money Market Fund. This waiver may be discontinued at any time

/4/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Investment A shares; and 1.59% for Investment B shares; and for the Michigan Municipal Money Market Fund to: 0.79% for Investment A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

                                        Fifth Third Small Cap Growth     1       3
                                        Fund                            Year   Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares            $564    $298
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption            $695    $907
                                        Assuming no Redemption         $195    $607
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption            $295    $607
                                        Assuming no Redemption         $195    $607
--------------------------------------------------------------------------------------------------------

                                        Fifth Third Micro Cap Value      1       3
                                        Fund                            Year   Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares            $610    $985
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption            $743  $1,087
                                        Assuming no Redemption         $243    $787
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption            $343    $787
                                        Assuming no Redemption         $243    $787

                                                                         1       3        5       10
                                        Fifth Third Mid Cap Fund        Year   Years    Years    Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------

                                                                         1       3        5       10
                                        Fifth Third Technology Fund     Year   Years    Years    Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------



                                                                         1       3        5       10
                                        Fifth Third Pinnacle Fund       Year   Years    Years    Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------

                                        Fifth Third Quality Growth       1       3        5        10
                                        Fund                            Year   Years    Years     Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

                                        Fifth Third Large Cap Growth      1       3
                                        Fund                             Year   Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares              $566    $817
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption              $697    $915
                                        Assuming no Redemption           $197    $615
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption              $297    $615
                                        Assuming no Redemption           $197    $615
--------------------------------------------------------------------------------------------------------

                                        Fifth Third Equity Index          1       3
                                        Fund                             Year   Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares              $513   $680
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption              $643    $775
                                        Assuming no Redemption           $143    $475
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption              $243    $475
                                        Assuming no Redemption           $143    $475

                                                                          1       3
                                        Fifth Third Large Cap Value      Year   Years
                                        Fund
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares              $564    $809
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption              $695    $907
                                        Assuming no Redemption           $195    $607
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption              $295    $607
                                        Assuming no Redemption           $195    $607
--------------------------------------------------------------------------------------------------------

                                                                          1       3
                                        Fifth Third Multi Cap Value      Year   Years
                                        Fund
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares              $603    $945
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption              $736  $1,046
                                        Assuming no Redemption           $236    $746
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption              $336    $746
                                        Assuming no Redemption           $236    $746
--------------------------------------------------------------------------------------------------------

                                                                          1       3
                                        Fifth Third Equity Income        Year   Years
                                        Fund
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares              $513    $680
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption              $643    $775
                                        Assuming no Redemption           $143    $475
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption              $243    $475
                                        Assuming no Redemption           $143    $475
--------------------------------------------------------------------------------------------------------

                                        Fifth Third Balanced Fund        1      3        5       10
                                                                       Year   Years    Years    Years
--------------------------------------------------------------------------------------------------------
                                        Investment A Shares
--------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
--------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

                                                                          1        3       5        10
                                        Fifth Third International        Year    Years   Years    Years
Equity                                  Fund
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------

                                        Fifth Third International GDP     1        3
                                        Fund                             Year    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $573     $844
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption               $304     $643
                                        Assuming no Redemption            $204     $643
----------------------------------------------------------------------------------------------------------

                                        Fifth Third Worldwide Fund        1        3
                                                                         Year    Years
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------

                                        Fifth Third Strategic Income      1        3
                                        Fund                             Year    Years
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------
Bond Funds
                                        Fifth Third Michigan              1        3
                                        Municipal Bond Fund              Year    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $532     $731
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption               $672     $837
                                        Assuming no Redemption            $172     $537
                                        Investment C Shares
                                        Assuming Redemption               $272     $537
                                        Assuming no Redemption            $172     $537
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Ohio Municipal        1        3       5        10
                                        Bond Fund                        Year    Years   Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

                                        Fifth Third Municipal Bond        1       3        5        10
                                        Fund                            Year    Years    Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $551     $772
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption               $682     $870
                                        Assuming no Redemption            $182     $570
                                        Investment C Shares
                                        Assuming Redemption               $282     $570
                                        Assuming no Redemption            $182     $570
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Bond Fund             1       3        5        10
                                                                        Year    Years    Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $552     $785   $1,037   $1,756
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption               $683     $883   $1,209   $1,999
                                        Assuming no Redemption            $183     $583   $1,009   $1,999
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption               $283     $583   $1,009   $2,194
                                        Assuming no Redemption            $183     $583   $1,009   $2,194
----------------------------------------------------------------------------------------------------------
                                        Fifth Third Intermediate          1       3        5        10
                                        Municipal Bond Fund             Year    Years    Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $545     $771   $1,014   $1,709
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption               $676     $868   $1,185   $1,953
                                        Assuming no Redemption            $176     $568     $985   $1,953
                                        Investment C Shares
                                        Assuming Redemption               $276     $568     $985   $2,150
                                        Assuming no Redemption            $176     $568     $985   $2,150
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Intermediate Bond     1       3        5        10
                                        Fund                            Year    Years    Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $548     $763     $995   $1,661
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
                                        Assuming Redemption               $679     $860   $1,167   $1,905
                                        Assuming no Redemption            $179     $560     $967   $1,905
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption               $279     $560     $967   $2,103
                                        Assuming no Redemption            $179     $560     $967   $2,103
----------------------------------------------------------------------------------------------------------

                                        Fifth Third Short Term Bond       1       3
                                        Fund                            Year    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $537     $748
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third U.S. Government       1       3        5        10
                                        Securities Fund                 Year    Years    Years    Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares
----------------------------------------------------------------------------------------------------------
                                        Investment C Shares
                                        Assuming Redemption
                                        Assuming no Redemption
----------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses


Money Market Funds
                                        Fifth Third Prime                 1      3       5         10
                                        Money Market Fund               Year  Years    Years     Years
                                        Investment A Shares               $81    $267     $470     $1,054
----------------------------------------------------------------------------------------------------------
                                        Investment B Shares
----------------------------------------------------------------------------------------------------------
                                        Assuming Redemption              $657    $801   $1,069     $1,704
                                        Assuming no Redemption           $157    $501     $869     $1,704
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Government            1      3       5         10
                                        Money Market Fund               Year  Years    Years     Years
                                        Investment A Shares

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Michigan              1      3
                                        Municipal Money Market          Year  Years
                                        Fund
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares               $81    $276
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Municipal             1      3       5         10
                                        Money Market Fund               Year  Years    Years     Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                        Fifth Third Ohio Tax Exempt       1      3
                                        Money Market Fund               Year  Years
----------------------------------------------------------------------------------------------------------
                                        Investment A Shares
----------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

   FUND NAME                                                     FUND CODE
  ----------                                                     -----------
Small Cap Growth Fund                                               1
Micro Cap Value Fund                                                2
Mid Cap Fund                                                        3
Technology Fund                                                     4
Pinnacle Fund                                                       5
Quality Growth Fund                                                 6
Large Cap Growth Fund                                               7
Equity Index Fund                                                   8
Large Cap Value Fund                                                9
Multi Cap Value Fund                                                10
Equity Income Fund                                                  11
Balanced Fund                                                       12
International Equity Fund                                           13
International GDP Fund                                              14
Worldwide Fund                                                      15
Strategic Income Fund                                               16
Michigan Municipal Bond Fund                                        17
Ohio Municipal Bond Fund                                            18
Municipal Bond Fund                                                 19
Bond Fund                                                           20
Intermediate Municipal Bond Fund                                    21
Intermediate Bond Fund                                              22
Short Term Bond Fund                                                23
U.S. Government Securities Fund                                     24
Prime Money Market Fund                                             25
Government Money Market Fund                                        26
Michigan Municipal Money Market Fund                                27
Municipal Money Market Fund                                         28
Ohio Tax Exempt Money Market Fund                                   29

            INSTRUMENT                                                        FUND CODE     RISK TYPE
-----------------------------------                                        --------------   ---------
American Depositary Receipts (ADRs): ADRs are foreign shares               1, 3-9, 12, 13    Market
   of a company held by a U.S. bank that issues a receipt evidencing                         Political
   ownership.                                                                                Foreign Investment

Asset-Backed Securities: Securities secured by company receivables,       3, 6, 12, 17, 19,  Pre-payment
   home equity loans, truck and auto loans, leases, credit card          20, 22, 23, 25, 27, Market
   receivables and other securities backed by other types of                     29          Credit
   receivables or other assets.                                                              Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on           1-4, 6-12, 14-17,  Credit
   and accepted by a commercial bank. Maturities are generally six        19-23, 25, 27-29   Liquidity
   months or less.                                                                           Market
                                                                                             Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely to           15          Inverse Market
the stock or equity index to which it relates.                                               Leverage
                                                                                             Liquidity

Bonds: Interest-bearing or discounted securities that obligate the      1-16, 18, 25, 26, 28 Market
   issuer to pay the bondholder a specified sum of money, usually at                         Credit
   specific intervals, and to repay the principal amount of the loan at                      Interest Rate
   maturity.                                                                                 Political

Additional Information About the Funds' Investments

                         INSTRUMENT                                          FUND CODE       RISK TYPE
                --------------------------------                         ----------------    ---------
Call and Put Options: A call option gives the buyer the right to         1-16, 20, 22-24     Management
   buy, and obligates the seller of the option to sell, a security at                        Liquidity
   a specified price. A put option gives the buyer the right to sell,                        Credit
   and obligates the seller of the option to buy a security at a                             Market
   specified price.                                                                          Leverage

Certificates of Deposit: Negotiable instruments with a stated           1-4, 6-12, 14-17,    Market
   maturity.                                                               19-25, 27-29      Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Closed-End Funds:  Funds traded on an exchange, which are not                 15, 16         Market
   redeemable on a continuous basis.                                                         Liquidity

Collateralized Mortgage Obligations: Mortgage-backed bonds                12, 20, 22, 24     Pre-Payment
   that separate mortgage pools into different maturity classes.                             Interest

Commercial Paper: Secured and unsecured short-term                     1-10, 12, 14-23, 25,  Credit
   promissory notes issued by corporations and other entities.                27-29          Liquidity
   Maturities generally vary from a few days to nine months.                                 Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                          1-14, 16, 20, 22    Market

Convertible Securities: Bonds or preferred stock that convert to       3-13, 15-17, 19, 23   Market
   common stock.                                                                             Credit

Derivatives: Instruments whose value is derived from an               3-6, 11-13, 15, 17-24, Management
   underlying contract, index or security, or any combination                   28           Market
   thereof, including futures, options (e.g., put and calls),                                Credit
   options on futures, swap agreements, and some mortgage-                                   Liquidity
   backed securities.                                                                        Leverage
                                                                                             Interest Rate

Foreign Currency Transactions: Foreign currency transactions                  13-15          Foreign Investment
   include forward foreign currency exchange contracts, foreign                              Market
   currency options, and foreign currency futures transactions.                              Political

Foreign Securities: Stocks issued by foreign companies, as well       3, 4, 6, 7, 9, 11-15,  Market
   as commercial paper of foreign issuers and obligations of                20-22, 25        Political
   foreign banks, overseas branches of U.S. banks and                                        Liquidity
   supranational entities.                                                                   Foreign Investment

Forward Commitments: A purchase of, or contract to purchase,         1, 7-9, 14, 17, 19, 23, Leverage
securities at a fixed price for delivery at a future date.                    27, 29         Liquidity


Futures and Related Options: A contract providing for the            1, 3-9, 11-15, 17-24,   Management
   future sale and purchase of a specified amount of a specified              26             Market
   security, class of securities, or an index at a specified time in                         Credit
   the future and at a specified price.                                                      Liquidity
                                                                                             Leverage

Guaranteed Investment Contracts:  Contract between a fund and an            17, 19, 23       Credit
   insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Additional Information About the Funds' Investments

                               INSTRUMENT                                   FUND CODE        RISK TYPE
             -------------------------------------------------              ---------        ---------

High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt             2, 10, 15, 16,   Credit
   securities are securities that are rated below investment grade by the        20-22       Market
   primary rating agencies (e.g., BB or lower by Standard & Poor's and                       Liquidity
   Ba or lower by Moody's). These securities are considered speculative                      Interest Rate
   and involve greater risk of loss than investment grade debt securities.
   Other terms commonly used to describe such securities include
   "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an             1-29        Liquidity
   acceptable price.                                                                         Market

Investment Company Securities: Shares of investment companies.            1-4, 6-10, 12-27,  Market
   These investment companies may include money market funds of Fifth             29
   Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment Advisor, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted government            2, 3, 6, 7, 9,  Market
   or corporate securities that obligate the issuer to pay the               10, 15-23, 25,  Credit
   bondholder a specified sum of money, usually at specific intervals,            26, 28
   and to repay the principal amount of the loan at maturity.
   Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Leveraged Funds:  Funds that utilize leverage in an attempt to maximize           15         Market
   gains.                                                                                    Leverage

Loan Participations: A loan participation note represents                         27         Credit
   participation in a corporate loan of a commercial bank with a                             Liquidity
   remaining maturity of one year or less.                                                   Interest Rate

Money Market Instruments: Investment-grade, U.S. dollar                       1-10, 12-29    Market
   denominated debt securities that have remaining maturities of one                         Credit
   year or less. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
   government securities, certificates of deposit, bankers'
   acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations secured by real estate        3, 6, 12, 17, 19, Pre-payment
   loans and pools of loans. These include collateralized mortgage         20, 22-24, 27, 29 Market
   obligations and real estate mortgage investment conduits.                                 Credit
                                                                                             Regulatory

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities     17, 19, 23, 27, 29 Market
   and simultaneously contracts with the same counterparty to                                Regulatory
   repurchase similar but not identical securities on  a specified                           Pre-Payment
   future date.


Additional Information About the Funds' Investments

                               INSTRUMENT                                   FUND CODE     RISK TYPE
              ---------------------------------------                       ---------     ---------
Municipal Securities: Securities issued by a state or                                      Market
   political subdivision to obtain funds for various                                       Credit
   public purposes. Municipal securities include (a)                       17-19, 21, 23,  Political
   governmental lease certificates of participation                           25, 27- 29   Tax
   issued by state or municipal authorities where                                          Regulatory
   payment is secured by installment payments for equipment,
   buildings, or other facilities being leased by the state or municipality; (b) government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c)
   municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working
   capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;
   (g) pre-refunded municipal bonds whose timely payment of
   interest and principal is ensured by an escrow of U.S.
   government obligations; and (h) general obligation bonds.

Participation Interests: Interests in bank loans made to
   corporations.                                                              18, 21, 28   Interest Rate
                                                                                           Credit
                                                                                           Liquidity

Preferred Stocks: Preferred stocks are equity securities that generally        4, 12, 13   Market
   pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the                        1-29      Market
   simultaneous commitment to return the security to the seller at an                      Leverage
   agreed upon price on an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act        1-29      Liquidity
   of 1933, such as privately placed commercial paper and Rule 144A                        Market
   securities.

Reverse Repurchase Agreements: The sale of a security and the                    1-29      Market
   simultaneous commitment to buy the security back at an agreed                           Leverage
   upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total             1-29      Market
   assets. In return the Fund will receive cash, other securities, and/or                  Leverage
   letters of credit.                                                                      Liquidity
                                                                                           Credit

Short-Term Trading: The sale of a security soon after its purchase. A      2-6, 10-13, 15, Market
   portfolio engaging in such trading will have higher turnover and         16, 18, 20-22,
   transaction expenses.                                                          24

Small and Micro Cap Equities: Equity securities of companies with market      1, 2, 10     Market
   capitalization within or lower than those included in the S & P Small                   Liquidity
   Cap 600 Index.

Standard & Poor's Depository Receipts ("SPDRs"): Ownership in a           1, 7-9, 14,   Market
   long-term unit investment trust that holds a portfolio of              17, 23, 27,
   common stocks designed to track the price performance and              29
   dividend yield of an index, such as the S&P 500 Index.
   Index-based securities entitle a holder to receive
   proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the
   underlying portfolio, less trust expenses.

Stand-by Commitments:  Contract where a dealer agrees to purchase         17, 19        Market
   at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.

Stock-Index Options: A security that combines features of                  3-6, 10-13,  Management
   options with securities trading using composite stock indices.          18, 20-22,   Market
                                                                           24           Credit
                                                                                        Liquidity
                                                                                        Leverage

Additional Information About the Funds' Investments

                          INSTRUMENT                                     FUND CODE          RISK TYPE
                ---------------------------------                        ---------          ---------

Stripped Obligations: U.S. Treasury Obligations and their unmatured       17, 19, 27, 29     Interest Rate
   interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in              1-4, 6-12, 14-17,    Liquidity
   exchange for the deposit of funds.                                    19-23, 25, 27-29    Credit
                                                                                             Market

U.S. Government Agency Securities: Securities issued by                        1-29          Interest Rate
   agencies and instrumentalities of the U.S. government. These                              Credit
   include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded              1-29          Interest Rate
   registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with               12, 17-23, 25, 27-29  Credit
  interest rates which are reset daily, weekly, quarterly or some                            Liquidity
  other period and which may be payable to the Fund on demand.                               Market

Warrants: Securities, typically issued with preferred stock or         1, 3, 4, 6-9, 11-15   Market
bonds, that give the holder the right to buy a proportionate                                 Credit
 amount of common stock at a specified price.

When-Issued and Delayed Delivery Transactions: Purchase or             1, 3-9, 11-14, 17-29  Market
   contract to purchase securities at a fixed price for delivery                             Leverage
   at a future date. Under normal market conditions, when-issued                             Liquidity
   purchases and forward commitments will not exceed 20% of the                              Credit
   value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar                1, 4, 7-9, 14, 17, 19, Market
   denominated bonds issued by foreign corporations or                        25-29          Credit
   governments. Sovereign bonds are those issued by the                                      Interest Rate
   government of a foreign country. Supranational bonds are                                  Political
   those issued by supranational entities, such as the World Bank                            Foreign Investment
   and European Investment Bank. Canadian bonds are those
   issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that    4, 17, 19, 23, 25-29 Credit
   pay no interest, but are issued at a discount from their value at                        Market
   maturity. When held to maturity, their entire return equals the                          Interest
   difference between their issue price and their maturity value.                           Rate

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance.

Additional Information About the Funds' Investments

This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

 Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of the two advisors is wholly-owned of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately
$[ ] billion of assets of Fifth Third Funds under management. As of September 30, 2001, Heartland had approximately $[ ] billion of assets under management, including approximately $[ ] million of assets held by mutual funds. As of September 30, 2001, MSDW, together with its affiliated institutional asset management companies, had approximately $[ ] billion of assets under management, including approximately $[ ] billion of assets held by mutual funds (including sub-advisory relationships).

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                      As a percentage of
                                                     Average net assets
----------------------------------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------------------------------
Micro Cap Value Fund
----------------------------------------------------------------------------
Mid Cap Fund
----------------------------------------------------------------------------
Technology Fund
----------------------------------------------------------------------------
Pinnacle Fund
----------------------------------------------------------------------------
Quality Growth Fund
----------------------------------------------------------------------------
Large Cap Growth Fund
----------------------------------------------------------------------------
Equity Index Fund
----------------------------------------------------------------------------
Large Cap Value Fund
----------------------------------------------------------------------------
Multi Cap Value Fund
----------------------------------------------------------------------------
Equity Income Fund
----------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------
International GDP Fund
----------------------------------------------------------------------------
Worldwide Fund
----------------------------------------------------------------------------
Strategic Income Fund
----------------------------------------------------------------------------
Michigan Municipal Bond Fund
----------------------------------------------------------------------------
Ohio Municipal Bond Fund
----------------------------------------------------------------------------
Municipal Bond Fund
----------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------
Intermediate Municipal Bond Fund
----------------------------------------------------------------------------
Intermediate Bond Fund
----------------------------------------------------------------------------
Short Term Bond Fund
----------------------------------------------------------------------------
U.S. Government Securities Fund
----------------------------------------------------------------------------
Prime Money Market Fund
----------------------------------------------------------------------------
Government Money Market Fund
----------------------------------------------------------------------------
Michigan Municipal Money Market Fund
----------------------------------------------------------------------------
Municipal Money Market Fund
----------------------------------------------------------------------------
Ohio Tax Exempt Money Market Fund
----------------------------------------------------------------------------

*The Advisor paid [ ]% of this fee to MSDW for its services as investment subadvisor.

Fund Management

 Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and

Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

David C. Eder, has been the portfolio manager of the Fifth Third International GDP Fund and co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company.

Robert Cummisford, has been the portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience including over 4 years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He is also a Chartered Financial Analyst, and is a member of the Investment Analysts' Society of Chicago - West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.

Michael S. Gilmore, has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

Brian J. Smolinski, has been the portfolio manager of the Fifth Third Equity Index Fund since June 1998 and co-portfolio manager of the Fifth Third International GDP Fund since June 1998. Mr. Smolinski is also responsible for developing and maintaining proprietary software that is used in researching structured equity investments. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, Cum Laude, in 1983 and his MBA in 1992 from Western Michigan University.

Alan J. Meyers, has been the co-portfolio manager of the Fifth Third Large Cap Value Fund since November 1997 and co-portfolio manager for the Fifth Third Large Cap Growth Fund since October 1999. Mr. Meyers has over twenty-four years of portfolio management experience, including fifteen years with the Advisor and its predecessor, Lyon Street Asset Management Company.

Dan Skubiz, has been the co-portfolio manager of the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund since October 2000. Mr. Skubiz has six years of investment experience, including four years of portfolio management.

 Bond Funds

Investment decisions for the Fifth Third Short Term Bond Fund, the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, the Fifth Third Intermediate Municipal Bond Fund, and the Fifth Third Michigan Municipal Bond Fund, as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Asset Management Inc.

Mitchell L. Stapley, has been the co-portfolio manager of the Fifth Third Intermediate Bond Fund since November 1999, the co-portfolio manager of the Bond Fund since March 1995 and the co-portfolio manager of the Short Term Bond Fund since November 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company.

John L. Cassady III, has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third Short Term Bond Fund since November 1997. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management.

Michael J. Martin, has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund since January 1995, co-portfolio manager for the Fifth Third Municipal Bond Fund and for the Fifth Third Intermediate Municipal

Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company.

Sarah M. Quirk, has been the co-portfolio manager for the Fifth Third Municipal Bond Fund since May 1998 and portfolio manager for the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry.

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.



Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.


Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's asset allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

           Maximum        Average Aggregate Daily
    Administrative Fee    Net Assets of the Trust
    ------------------    -----------------------

       0.20%               of the first $1 billion
       0.18%                of the next $1 billion
       0.17%               in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. BISYS receives a fee from Fifth Third Bank for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.


Shareholder Information
 Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Prime Money Market Fund and Fifth Third Government Money Market Fund calculate their NAV at 2 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund--Noon.; Fifth Third Government Money Market and Fifth Third Prime Money Market Fund--2 p.m.; Fifth Third Michigan Municipal Money Market Fund and Fifth Third Ohio Tax Exempt Money Market Fund- 12 noon; Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund- 4 p.m.

You may purchase Investment A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.


Shareholder Contact Information

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments

                               The minimum initial investment in Investment A shares, Investment B shares, or Investment C shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Investment B shares of a Fund offered by this Prospectus.

                               All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                               For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                               The Funds may reject a purchase order for any reason.


Systematic Investment Program

                               You may make monthly systematic investments in Investment A, B, or C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business.

Shareholder Information

Avoid Witholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.


Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Shareholder Information

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Shareholder Information
 Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

 Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.


Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-800-252-7806. (Special rules apply for former shareholders of The Cardinal Group, The Pinnacle Fund, and the Kent Funds. See below.)

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


Automatic Exchange Program-Prime Money Market Fund's Investment B shares only

You can use the Funds' Automatic Exchange feature to purchase Investment B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Investment B shares of the Fund, as opposed to Shareholders obtaining Investment B shares of the Fund upon exchange of Investment B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Investment B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

+Fifth Third has agreed to waive the sales load for former Kent shareholders.

Shareholder Information

 Distribution Arrangements/ Sales Charges For Money Market Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                           Investment A              Investment B              Investment C
         Distribution/     Subject to annual         Subject to                Subject to
         Service           distribution and          annual                    annual
         (12b-1) Fee       shareholder               distribution and          distribution and
                           servicing fees            shareholder               shareholder
                           of up to                  servicing fees of         servicing fees of
                           0.25% of the              up to 1.00% of            up to 0.75% of
                           Fund's assets.            the Fund's assets.        the Fund's assets.
                                                                               (Also subject
                                                                               to a non-12b-1
                                                                               fee for shareholder
                                                                               servicing of up
                                                                               to 0.25% of
                                                                               the Fund's assets.)

         Fund Expenses     Lower annual              Higher annual             Higher annual
                           expenses than             expenses than             expenses than
                           Investment B and          Investment A              Investment A
                           C shares.                 shares.                   shares.

         Conversion        None                      Converts to               None
                                                     Investment
                                                     A shares after
                                                     8 years.

Calculation of Sales Charges
Investment A Shares                  Investment A shares are sold at their
                                     public offering price. There is no sales charge associated with the purchase of those shares. There also is no sales charge on reinvested dividends and capital gains.

Shareholder Information

Investment B Shares

Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you invest in the Fund is used to purchase Fund shares. If you sell your Investment B shares before the end of the 6th year after purchase, you will pay a contingent deferred sale charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC, such as shares purchased with reinvested dividends and distributions, will be redeemed first, followed by shares subject to the lowest CDSC.

Investment B shares are subject to the following CDSC schedule:

                                                                           % of NAV (at time of
                                                                           purchase or sale if lower)
                                                                           deducted from proceeds
                                  Year of Redemption After Purchase

                                  During the first year                                        5%
                                  During the second year                                       4%
                                  During the third or fourth years                             3%

                                          During the fifth year                                2%
                                          During the sixth year                                1%
                                          During the seventh or eight years                    0%

     The CDSC will be waived under certain circumstances, including the following:

 .    Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

 .    Redemptions from accounts following the death or disability of the shareholder.

 .    Investors who purchased through a participant directed defined benefit plan.

 .    Returns of excess contributions to certain retirement plans.

 .    Distributions of less than 12% of the annual account value under the
     Systematic Withdrawal Plan.

 .    Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

Distribution Arrangements/ Sales Charges for Stock and Bond Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                            Investment A              Investment B               Investment C
                           Front-end sales           No front-end sales         No front-end sales
                           charge (not               charge. A                  charge. A contingent
Charge                     applicable to             contingent deferred        deferred sales
(Load)                     money market              sales charge               charge (CDSC) will
                           funds); reduced           (CDSC) will be             be imposed on
                           sales charges             imposed on shares          shares redeemed
                           available.                redeemed within 6          within 12 months
                                                     years after purchase.      after purchase.
                           Subject to annual         Subject to                 Subject to
Distribution/              distribution and          annual                     annual
Service                    shareholder               distribution and           distribution and
(12b-1) Fee                servicing fees            shareholder                shareholder
                           of up to                  servicing fees of          servicing fees of
                           0.25% of the              up to 1.00% of             up to 0.75% of
                           Fund's assets.            the Fund's assets.         the Fund's assets.
                                                                                (Also subject
                                                                                to a non-12b-1
                                                                                fee for
                                                                                shareholder
                                                                                servicing
                                                                                of up to
                                                                                0.25% of the
                                                                                Fund's assets.)

Fund Expenses              Lower annual              Higher annual              Higher annual
                           expenses than             expenses than              expenses than
                           Investment B and          Investment A               Investment A
                           C shares.                 shares.                    shares.

Conversion                 None                      Converts to                None
                                                     Investment
                                                     A shares after
                                                     8 years.

Calculation of Sales Charges

Investment A Shares

Investment A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                                               Sales Charge      Sales Charge
                                                                as a % of          as a % of
                                  Your Investment            Offering Price     Your Investment
                                  Less than $50,000                   4.50%               4.71%
------------------------------------------------------------------------------------------------
                                  $50,000 but less than $100,000      4.00%               4.17%
------------------------------------------------------------------------------------------------
                                  $100,000 but less than $150,000     3.00%               3.09%
------------------------------------------------------------------------------------------------
                                  $150,000 but less than $250,000     2.00%               2.04%
------------------------------------------------------------------------------------------------
                                  $250,000 but less than $500,000     1.00%               1.01%
------------------------------------------------------------------------------------------------
                                  $500,000 or more                    0.00%               0.00%
------------------------------------------------------------------------------------------------

Shareholder Information

If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                                                    Sales Charge     Sales Charge
                                                                     as a % of         as a % of
                                  Your Investment                  Offering Price   Your Investment
                                  Less than $50,000                         3.97%             4.13%
----------------------------------------------------------------------------------------------------
                                  $50,000 but less than $100,000            3.47%             3.59%
----------------------------------------------------------------------------------------------------
                                  $100,000 but less than $150,000           2.47%             2.53%
----------------------------------------------------------------------------------------------------
                                  $150,000 but less than $250,000           1.47%             1.49%
----------------------------------------------------------------------------------------------------
                                  $250,000 but less than $500,000           0.47%             0.47%
----------------------------------------------------------------------------------------------------
                                  $500,000 and above                        0.00%             0.00%
----------------------------------------------------------------------------------------------------

If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions

     You may qualify for reduced sales charges under the following circumstances.

 .    Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

 .    Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

 .    Combination Privilege. Combine accounts of multiple Funds (excluding the
     Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


Investment B Shares

Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information

Investment B shares are subject to the following CDSC schedule:

                                                                      % of NAV (at time of purchase or sale
                        Year of Redemption After Purchase             if lower) deducted from proceeds
                        During the first year                                                             5%
-------------------------------------------------------------------------------------------------------------
                        During the second year                                                            4%
-------------------------------------------------------------------------------------------------------------
                        During the third or fourth years                                                  3%
-------------------------------------------------------------------------------------------------------------
                        During the fifth year                                                             2%
-------------------------------------------------------------------------------------------------------------
                        During the sixth year                                                             1%
-------------------------------------------------------------------------------------------------------------
                        During the seventh or eight years                                                 0%
-------------------------------------------------------------------------------------------------------------

Sales Charge Waivers

Investment A Shares

   The following transactions qualify for waivers of sales charges that apply to Investment A shares:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

 . Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

 . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

 . Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

 .  Shares purchased by former Kent Fund Investor Class shareholders.

Investment B Shares

   The CDSC will be waived under certain circumstances, including the following:

 . Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

 . Redemptions from accounts following the death or disability of the shareholder.

 .  Investors who purchased through a participant directed defined benefit plan.

 .  Returns of excess contributions to certain retirement plans.

 . Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

 .  Shares purchased by former Kent shareholders.

Shareholder Information

Investment C Shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement Privilege

 If you have sold Investment A or C shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees for All Funds

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

 .    Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

 .    Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

 .    Investment C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Shareholder Information

Conversion to Investment A Shares

Investment B shares convert automatically to Investment A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.


Dealers Incentives

BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares or Investment B shares all or a portion of the sales charges it normally retains.


 Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because Investment A shares have lower operating expenses than Investment B shares which have lower operating expenses than Investment C shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following Funds:
Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, Fifth Third Municipal Money Market Fund, and Fifth Third Ohio Tax Exempt Money Market Fund. Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Quality Growth Fund, Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Equity Income Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Short Term Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Mid Cap Fund, Fifth Third Large Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third International Equity Fund, Fifth Third International GDP Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

 Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments

Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Municipal Bond, Municipal Money Market and Tax-Exempt Funds ("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Ohio Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax. Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. [FIFTH THIRD PLEASE PROVIDE] may invest as much as 20% of their assets in private activity bond.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Quality Growth Fund, the Fifth Third Equity Income Fund, the Fifth Third Pinnacle Fund, the Fifth Third Balanced Fund, the Fifth Third Mid Cap Fund, the Fifth Third International Equity Fund, the Fifth Third Technology Fund, the Fifth Third U.S. Government Securities Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Municipal Bond Fund, and the Fifth Third Ohio Municipal Bond Fund for period ended July 31, 2000 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP (except for the Pinnacle Fund for the period prior to July 31, 1998, which was audited by other independent accountants). The information for the Fifth Third Strategic Income Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Micro Cap Value Fund for the period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to December 31, 2000 has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund for the period prior to December 31, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. Financial highlights for the Fifth Third Ohio Tax Exempt Money Market Fund are not presented because the Fund had not commenced operations as of October 29, 2001.


Fifth Third Mid Cap Fund
Investment A Shares

                                                                   Year ended July 31,
                                                            -----------------------------------
 Per Share Data                                      2001      2000        1999         1998        1997
                                                    ------    ------      ------       ------      ------

 Net Asset Value, Beginning of Period                       $  15.82     $  16.19     $  16.98    $  12.60
-------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                               (0.08)       (0.10)       (0.03)       0.02
    Net realized and unrealized gains/(losses)
      from investments                                          4.60         1.17         0.98        5.55
-------------------------------------------------------------------------
    Total from Investment Operations                            4.52         1.07         0.95        5.57
-------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                        --           --           --        (0.02)
    In excess of net investment income                           --           --           --        (0.02)
    Net realized gains                                         (1.18)       (1.44)       (1.74)      (1.15)
-------------------------------------------------------------------------
    Total Distributions                                        (1.18)       (1.44)       (1.74)      (1.19)
=========================================================================
 Net Asset Value, End of Period                             $  19.16     $  15.82     $  16.19    $  16.98
=========================================================================
 Total Return (excludes sales charge)                          30.22%        7.29%        5.69%      47.17%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                1.24%        1.28%        1.01%       1.00%
    Net investment income/(loss)                               (0.51%)      (0.59%)      (0.19%)      0.10%
    Expense waiver/reimbursement(c)                             0.05%        0.11%        0.40%       0.37%
-------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                      $ 36,430     $ 27,966    $ 217,547   $ 186,066

    Portfolio turnover(d)                                         42%          49%          44%         52%
=========================================================================

Financial Highlights

                                                                  Fifth Third Mid Cap Fund
                                                                  Investment C Shares



                                                                   Year ended July 31,
                                                             --------------------------------
 Per Share Data                                      2001       2000      1999        1998       1997
                                                     ----       ----      ----        ----       ----
 Net Asset Value, Beginning of Period                          $ 15.52    $ 15.98    $ 16.88    $ 12.59
---------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                 (0.16)     (0.18)     (0.05)    (0.07)
    Net realized and unrealized gains/(losses)
      from investments                                            4.47       1.16       0.89      5.51
---------------------------------------------------------------------------
    Total from Investment Operations                              4.31       0.98       0.84      5.44
---------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                          --         --         --        --
    In excess of net investment income                             --         --         --        --
    Net realized gain on investment                              (1.18)     (1.44)     (1.74)    (1.15)
---------------------------------------------------------------------------
    Total Distributions                                          (1.18)     (1.44)     (1.74)    (1.15)
===========================================================================
 Net Asset Value, End of Period                                $ 18.65    $ 15.52    $ 15.98    $ 16.88
===========================================================================
 Total Return (excludes sales charge)                            29.48%      6.79%      5.03%    46.05%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net expenses                                                  1.74%      1.85%      1.61%     1.75%
    Net investment loss                                          (1.01%)    (1.07%)    (0.81%)   (0.62%)
    Expense waiver/reimbursement(c)                               0.30%      0.32%      0.44%     0.27%
---------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                         $   979    $   794    $ 1,049    $  439
    Portfolio turnover(d)                                           42%        49%        44%       52%
===========================================================================

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Technology Fund
                                                                  Investment A Shares

                                                     Period ended     Period ended
                                                     ------------     ------------
                                                       July 31,          July 31,
                                                       --------          --------
 Per Share Data                                          2001             2000*
                                                         ----             -----
 Net Asset Value, Beginning of Period                                   $  20.00
----------------------------------------------------------------------------------------
 Income from Investment Operations:                                        (0.03)
    Net investment income
    Net realized and unrealized gains/(losses)
      from investments                                                     (0.76)
----------------------------------------------------------------------------------------
    Total from Investment Operations                                       (0.79)
----------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                    --
    In excess of net investment income                                       --
    Net realized gains                                                       --
----------------------------------------------------------------------------------------
    Total Distributions                                                      --
========================================================================================
 Net Asset Value, End of Period                                         $  19.21
========================================================================================
 Total Return (excludes sales charge)                                      (5.69%)(a)
----------------------------------------------------------------------------------------

 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                            1.70% (b)
    Net investment income/(loss)                                           (1.27%)(b)
----------------------------------------------------------------------------------------

 Supplemental data:
    Net Assets at end of period (000s)                                  $  4,560
    Portfolio turnover(c)                                                     11%
========================================================================================

Financial Highlights

                                                                  Fifth Third Technology Fund
                                                                  Investment C Shares

                                                                                   Period Ended
                                                                                   ------------
                                                                                     July 31,
                                                                                     --------
 Per Share Data                                                                       2000*
                                                                                      -----
 Net Asset Value, Beginning of Period                                              $   20.00
----------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income                                                              (0.03)
    Net realized and unrealized gains/(losses) from investments                        (0.77)
----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                   (0.80)
----------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                                --
    In excess of net investment income                                                   --
    Net realized gains                                                                   --
----------------------------------------------------------------------------------------------------
    Total Distributions                                                                  --
====================================================================================================
 Net Asset Value, End of Period                                                    $   19.20
====================================================================================================
 Total Return (excludes sales charge)                                                  (5.65%)(a)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:                                                          2.42% (b)
    Net Expenses                                                                       (1.89%)(b)
    Net investment income/(loss)                                                         --
----------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                             $     105
    Portfolio turnover(c)                                                                 11%
====================================================================================================

* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Pinnacle Fund*
                                                                  Investment A Shares

                                           Year ended     Year ended     Year ended     Period ended    Year Ended
                                           ----------     ----------     ----------     ------------    ----------
                                            July 31,       July 31,       July 31,        July 31,       December
                                            --------       --------       --------        --------       --------
                                             2001           2000           1999           1998**         31, 1997
                                             ----           ----           ----           ------         ----
 Per Share Data
 Net Asset Value, Beginning of Period                      $  37.20     $  32.35        $  27.71       $  23.96
--------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                              (0.21)       (0.09)          (0.02)          0.13
    Net realized and unrealized gain from
      investments                                              1.61         5.57            5.13           8.25
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.40         5.48            5.11           8.38
--------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                       --            --              --          (0.13)
    Net realized gain on investments                          (0.55)       (0.63)          (0.47)         (4.50)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.55)       (0.63)          (0.47)         (4.63)
====================================================================================================================
 Net Asset Value, End of Period                            $  38.05     $  37.20        $  32.35       $  27.71
====================================================================================================================
 Total Return (excludes sales charge)                          3.81%       17.18%          18.58% (a)     35.40%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                               1.32%        1.41%           1.28% (b)      1.12%
    Net investment income/(loss)                              (0.47%)      (0.47%)         (0.12%)(b)      0.46%
 Supplemental data:
    Net Assets at end of period (000s)                     $ 42,842     $ 49,936        $ 35,549       $ 22,272
    Portfolio turnover(d)                                        53%          51%            38%             50%
====================================================================================================================

Financial Highlights

                                                                  Fifth Third Pinnacle Fund*
                                                                  Investment C Shares

                                                       Year ended    Year ended     Year ended     Period ended
                                                       ----------    ----------     ----------     ------------
                                                        July 31,      July 31,       July 31,        July 31,
                                                        --------      --------       --------        --------
 Per Share Data                                          2001          2000           1999           1998***
                                                         ----          ----           ----           -------
 Net Asset Value, Beginning of Period                                 $  36.92      $  32.28         $ 30.16
--------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                         (0.47)        (0.23)          (0.04)
    Net realized and unrealized gain from investments                     1.66          5.50            2.16
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.19          5.27            2.12
--------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                   --            --              --
    Net realized gain on investments                                     (0.55)        (0.63)             --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.55)        (0.63)           0.00
====================================================================================================================
 Net Asset Value, End of Period                                       $  37.56      $  36.92         $ 32.28
====================================================================================================================
 Total Return (excludes sales charge)                                     3.26%        16.56%           7.07% (a)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                          1.82%         1.95%           2.17% (b)
    Net investment income/(loss)                                         (0.97%)       (1.00%)         (0.84%)(b)
    Expense waiver/reimbursement(c)                                       0.25%         0.26%           0.42% (b)
--------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                $  4,171      $  6,653         $   922
    Portfolio turnover(d)                                                   53%           51%            38%
====================================================================================================================

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.
**   Reflects the period of operations from January 1, 1998 to July 31, 1998.
*** Reflects the period of operations for the period March 9, 1998 (date of commencement of operations) to July 31, 1998.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Quality Growth Fund
                                                                  Investment A Shares

                                                                 Year Ended July 31,
                                                         ------------------------------------
 Per Share Data                                  2001        2000        1999          1998        1997
                                                 ----        ----        ----          ----        ----
 Net Asset Value, Beginning of Period                    $   23.31     $  20.26     $   19.23   $   13.16
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                             (0.07)       (0.06)         0.03        0.08
    Net realized and unrealized
      gains/(losses) from investments                         4.05         5.06          2.49        6.75
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          3.98         5.00          2.52        6.83
-------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                      --           --          (0.03)      (0.09)
    Net realized gains on investments                        (1.17)       (1.95)        (1.46)      (0.67)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (1.17)       (1.95)        (1.49)      (0.76)
=============================================================================================================
 Net Asset Value, End of Period                          $   26.12     $  23.31     $   20.26   $   19.23
=============================================================================================================
 Total Return (excludes sales charge)                        17.60%       26.48%        14.12%      54.02%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                              1.25%        1.21%         1.00%       1.00%
    Net investment income/(loss)                             (0.35%)      (0.29%)        0.10%       0.45%
    Expense waiver/reimbursement(c)                           0.03%        0.08%         0.37%       0.36%
-------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                   $ 208,342    $ 116,963     $ 520,068   $ 399,683
    Portfolio turnover(d)                                       21%          34%           45%         37%
=============================================================================================================

Financial Highlights

                                                                  Fifth Third Quality Growth Fund
                                                                  Investment C Shares

                                                                    Year Ended July 31,
                                                               -----------------------------
 Per Share Data                                      2001       2000       1999       1998       1997
                                                     ----       ----       ----       ----       ----
 Net Asset Value, Beginning of Period                          $22.97    $ 20.10    $ 19.18    $ 13.16
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                (0.19)     (0.18)     (0.07)     (0.03)
    Net realized and unrealized gains/(losses)
      from investments                                           3.98       5.00       2.45       6.72
----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             3.79       4.82       2.38       6.69
----------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                         --         --         --         --
    Net realized gain on investment                             (1.17)     (1.95)     (1.46)     (0.67)
----------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.17)     (1.95)     (1.46)     (0.67)
==========================================================================================================
 Net Asset Value, End of Period                              $  25.59    $ 22.97    $ 20.10    $ 19.18
==========================================================================================================
 Total Return (excludes sales charge)                           17.01%     25.76%     13.41%     52.79%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                 2.00%      1.80%      1.63%      1.75%
    Net investment income/(loss)                                (0.85%)    (0.89%)    (0.54%)    (0.32%)
    Expense waiver/reimbursement(c)                              0.28%      0.30%      0.39%      0.26%
----------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                       $ 13,791    $ 9,775    $ 8,357    $ 3,146
    Portfolio turnover(d)                                          21%        34%        45%        37%
==========================================================================================================

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Equity Income Fund
                                                                  Investment A Shares

                                                                       Year Ended July 31,
                                                                 --------------------------------
 Per Share Data                                          2001      2000        1999       1998        1997*
                                                         ----      ----        ----       ----        -----
 Net Asset Value, Beginning of Period                            $  15.18    $  15.38   $   14.44   $   12.00
--------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                     0.17        0.29        0.26        0.15
    Net realized and unrealized gains from investments              (1.10)       1.19        2.43        2.43
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (0.93)       1.48        2.69        2.58
--------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                           (0.17)      (0.23)      (0.27)      (0.14)
    In excess of net investment income                                --          --          --          --
    Net realized gain on investments                                (0.86)      (1.45)      (1.48)        --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (1.03)      (1.68)      (1.75)      (0.14)
====================================================================================================================
 Net Asset Value, End of Period                                  $  13.22    $  15.18   $   15.38   $   14.44
====================================================================================================================
 Total Return (excludes sales charge)                               (6.16%)      9.90%      19.57%      21.64%(a)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                     1.27%       1.27%       1.01%       1.06%(b)
    Net investment income                                            1.29%       1.58%       1.73%       2.32%(b)
    Expense waiver/reimbursement(c)                                  0.06%       0.10%       0.43%       0.42%(b)
--------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                           $ 12,777    $ 20,268   $ 150,404   $ 120,324
    Portfolio turnover(d)                                              37%         69%         41%         28%

Financial Highlights

                                                                  Fifth Third Equity Income Fund
                                                                  Investment C Shares

                                                          Year Ended July 31,
                                                     ------------------------------
 Per Share Data                                2001     2000      1999       1998       1997*
                                               ----     ----      ----       ----       -----
 Net Asset Value, Beginning of Period                $ 15.19     $ 15.39   $ 14.45   $ 12.00
---------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income                               0.10        0.14      0.17      0.10
    Net realized and unrealized
       gains/(losses) from investments                 (1.10)       1.26      2.41      2.45
---------------------------------------------------------------------------------------------------
    Total from Investment Operations                   (1.00)       1.40      2.58      2.55
---------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                              (0.10)      (0.15)    (0.16)    (0.10)
    In excess of net investment income                   --          --        --        --
    Net realized gain on investments                   (0.86)      (1.45)    (1.48)      --
---------------------------------------------------------------------------------------------------
    Total Distributions                                (0.96)      (1.60)    (1.64)    (0.10)
===================================================================================================
 Net Asset Value, End of Period                      $ 13.23     $ 15.19   $ 15.39   $ 14.45
===================================================================================================
 Total Return (excludes sales charge)                  (6.65%)      9.34%    18.72%    21.30%(a)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                        1.77%       1.83%     1.57%     1.81%(b)
    Net investment income                               0.80%       0.88%     1.21%     1.56%(b)
    Expense waiver/reimbursement(c)                     0.31%       0.30%     0.52%     0.26%(b)
---------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)               $   679     $ 1,433   $   968   $   92
    Portfolio turnover(d)                                 37%         69%       41%      28%
===================================================================================================

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Balanced Fund
                                                                  Investment A Shares

                                                                         Year Ended July 31,
                                                                  ---------------------------------
 Per Share Data                                          2001        2000       1999        1998        1997
                                                         ----        ----       ----        ----        ----
 Net Asset Value, Beginning of Period                             $   16.12   $  14.99   $   15.33   $   11.75
------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income                                              0.17       0.20        0.27        0.27
    Net realized and unrealized gains from investments                 2.62       1.86        0.92        4.06
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   2.79       2.06        1.19        4.33
------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                             (0.20)     (0.19)      (0.28)      (0.26)
    Net realized gain on investments                                  (1.34)     (0.74)      (1.25)      (0.49)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (1.54)     (0.93)      (1.53)      (0.75)
==================================================================================================================
 Net Asset Value, End of Period                                   $   17.37   $  16.12   $   14.99   $   15.33
==================================================================================================================
 Total Return (excludes sales charge)                                 18.28%     14.30%       8.41%      38.45%
------------------------------------------------------------------------------------------------------------------

 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                       1.25%      1.28%       1.00%       1.00%
    Net investment income/(loss)                                       1.30%      1.22%       1.84%       2.05%
    Expense waiver/reimbursement(c)                                    0.06%      0.06%       0.43%       0.40%
------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                            $ 104,750   $ 79,686   $ 173,177   $ 122,765
    Portfolio turnover(d)                                               122%       128%        135%        101%
==================================================================================================================

Financial Highlights


                                                                  Fifth Third Balanced Fund
                                                                  Investment C Shares



                                                                      Year ended July 31,
                                                               --------------------------------
 Per Share Data                                           2001      2000      1999       1998      1997
                                                          ----      ----      -----      ----      ----
 Net Asset Value, Beginning of Period                             $ 16.13  $   15.01   $ 15.34   $ 11.75
------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income                                            0.12       0.11      0.17      0.16
    Net realized and unrealized gains from investments               2.57       1.88      0.92      4.08
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 2.69       1.99      1.09      4.24
------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                           (0.13)     (0.13)    (0.17)    (0.16)
    Net realized gain on investments                                (1.34)     (0.74)    (1.25)    (0.49)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (1.47)     (0.87)    (1.42)    (0.65)
============================================================================================================
 Net Asset Value, End of Period                                   $ 17.35  $   16.13   $ 15.01   $ 15.34
============================================================================================================
 Total Return (excludes sales charge)                               17.66%     13.78%     7.67%    37.52%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                     1.75%      1.76%     1.58%     1.75%
    Net investment income/(loss)                                     0.80%      0.78%     1.24%     1.30%
    Expense waiver/reimbursement(c)                                  0.31%      0.29%     0.49%     0.30%
------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                            $ 7,815  $   6,692   $ 4,796   $ 1,155
    Portfolio turnover(d)                                             122%       128%      135%      101%
============================================================================================================

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


                                                                  Fifth Third International Equity Fund
                                                                  Investment A Shares

                                                                  Year ended July 31,
                                                            ------------------------------
 Per Share Data                                      2001     2000      1999       1998        1997
                                                     ----     ----      ----       ----        ----
 Net Asset Value, Beginning of Period                       $ 12.84   $ 12.56     $ 12.05     $ 10.74
---------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                               0.04      0.03        0.09        0.04
    Net realized and unrealized gains/(losses)
      from investments                                         1.01      0.49        1.31        2.15
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.05      0.52        1.40        2.19
---------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                       --      (0.08)      (0.59)      (0.66)
    In excess of net investment income                          --      (0.09)        --        (0.16)
    Net realized gains                                        (1.18)    (0.07)      (0.30)      (0.06)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.18)    (0.24)      (0.89)      (0.88)
=========================================================================================================
 Net Asset Value, End of Period                             $ 12.71   $ 12.84   $   12.56   $   12.05
=========================================================================================================
 Total Return (excludes sales charge)                          8.02%     4.23%      13.29%      21.78%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                               1.70%     1.52%       1.47%       1.38%
    Net investment income/(loss)                               0.32%     0.03%       0.66%       0.39%
    Expense waiver/reimbursement(c)                            0.00%     0.18%       0.35%       0.35%
---------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                      $ 7,901   $ 5,821   $ 163,297   $ 151,728
    Portfolio turnover(d)                                        86%       42%         39%         60%
=========================================================================================================

Financial Highlights


                                                                  Fifth Third International Equity Fund
                                                                  Investment C Shares


                                                                   Year ended July 31,
                                                            ---------------------------------
 Per Share Data                                      2001     2000        1999       1998       1997
                                                     ----     ----        ----       ----       ----
 Net Asset Value, Beginning of Period                       $ 12.76    $   12.51    $ 12.01    $ 10.71
-----------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                              (0.03)         --       (0.06)     (0.02)
    Net realized and unrealized gains/(losses)
      from investments                                         0.99         0.46       1.39       2.16
-----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.96         0.46       1.33       2.14
-----------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                       --         (0.14)     (0.53)     (0.46)
    In excess of net investment income                          --           --         --       (0.32)
    Net realized gains                                        (1.18)       (0.07)     (0.30)     (0.06)
-----------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.18)       (0.21)     (0.83)     (0.84)
===========================================================================================================
 Net Asset Value, End of Period                             $ 12.54    $   12.76    $ 12.51    $ 12.01
===========================================================================================================
 Total Return (excludes sales charge)                          7.25%        3.79%     12.57%     21.25%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                               2.22%    $   2.25%      2.22%      2.13%
    Net investment income/(loss)                              (0.20%)      (0.08%)    (0.09%)    (0.28%)
    Expense waiver/reimbursement(c)                            0.00%        0.25%      0.25%      0.25%
-----------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                      $   276     $    235    $   291    $   210
    Portfolio turnover(d)                                        86%          42%        39%        60%
===========================================================================================================

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


                                                                  Fifth Third Ohio Municipal Bond Fund
                                                                  Investment A Shares

                                                                    Year Ended July 31,
                                                             --------------------------------
 Per Share Data                                     2001       2000       1999        1998        1997
                                                    ----       ----       ----        ----        ----
 Net Asset Value, Beginning of Period                        $  10.02   $  10.29   $   10.31   $   10.01
------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income                                        0.39       0.46        0.42        0.43
    Net realized and unrealized gains/(losses)
      from investments                                          (0.11)     (0.29)       0.02        0.30
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.28       0.17        0.44        0.73
------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                       (0.39)     (0.38)      (0.42)      (0.43)
    In excess of net investment income                            --         --          --          --
    Net realized gains                                          (0.02)     (0.06)      (0.04)        --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.41)     (0.44)      (0.46)      (0.43)
============================================================================================================
 Net Asset Value, End of Period                              $   9.89   $  10.02   $   10.29   $   10.31
============================================================================================================
 Total Return (excludes sales charge)                            2.85%      1.63%       4.38%       7.49%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                 1.01%      1.00%       0.74%       0.75%
    Net investment income/(loss)                                 3.88%      3.68%       4.09%       4.27%
    Expense waiver/reimbursement(c)                              0.04%      0.21%       0.43%       0.37%
------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                       $ 13,257   $ 22,008   $ 188,966   $ 168,800
    Portfolio turnover(d)                                          26%        47%         42%         49%
============================================================================================================

Financial Highlights

                                                                  Fifth Third Ohio Municipal Bond Fund
                                                                  Investment C Shares

                                                                                Year ended July 31,
                                                                              -----------------------
Per Share Data                                                      2001      2000    1999      1998      1997
                                                                    ----      ----    ----      ----      ----
 Net Asset Value, Beginning of Period                                      $ 10.01   $ 10.28   $ 10.31   $ 10.00
--------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income                                                     0.34      0.33      0.35      0.36
    Net realized and unrealized gains/(losses) from investments              (0.12)    (0.21)     0.01      0.31
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                          0.22      0.12      0.36      0.67
--------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                    (0.34)    (0.33)    (0.35)    (0.35)
    In excess of net investment income                                          --        --        --     (0.01)
    Net realized gains                                                       (0.02)    (0.06)    (0.04)       --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                      (0.36)    (0.39)    (0.39)    (0.36)
====================================================================================================================
 Net Asset Value, End of Period                                              $9.87   $ 10.01   $ 10.28   $ 10.31
====================================================================================================================
 Total Return (excludes sales charge)                                         2.25%     1.13%     3.56%     6.84%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                              1.52%     1.55%     1.49%     1.50%
    Net investment income/(loss)                                              3.30%     3.05%     3.33%     3.51%
    Expense waiver/reimbursement(c)                                           0.29%     0.38%     0.33%     0.27%
--------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                       $ 990   $ 1,071     $ 584     $ 248
    Portfolio turnover(d)                                                       26%       47%       42%       49%
====================================================================================================================

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                Fifth Third Bond Fund
                                                                Investment A Shares

                                                                 Year ended July 31,
                                                              -------------------------
 Per Share Data                                      2001     2000      1999       1998       1997
                                                     ----     ----      ----       ----       ----
 Net Asset Value, Beginning of Period                         $9.52     $9.96      $ 9.85     $ 9.52
--------------------------------------------------------------------------------------------------------
 Investment Operations
    Net investment income/(loss)                               0.54      0.65        0.54       0.55
    Net realized and unrealized gains/(losses)
      from investments                                        (0.14)    (0.51)       0.12       0.32
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.40      0.14        0.66       0.87
--------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                     (0.54)    (0.47)      (0.55)     (0.54)
    In excess of net investment income                           --        --          --         --
    Net realized gains                                           --     (0.11)         --         --
--------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.54)    (0.58)      (0.55)     (0.54)
========================================================================================================
 Net Asset Value, End of Period                               $9.38     $9.52      $ 9.96     $ 9.85
========================================================================================================
 Total Return (excludes sales charge)                          4.41%     1.26%       6.91%      9.43%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                               1.00%     0.92%       0.75%      0.75%
    Net investment income/(loss)                               5.82%     4.85%       5.50%      5.71%
    Expense waiver/reimbursement(c)                            0.09%     0.17%       0.45%      0.41%
--------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                      $ 9,494   $ 9,826   $ 107,794   $ 91,789
    Portfolio turnover(d)                                       368%      349%        279%       181%
========================================================================================================

Financial Highlights

                                                                  Fifth Third Bond Fund
                                                                  Investment C Shares

                                                             Year ended July 31,
                                                            ----------------------
 Per Share Data                                      2001   2000     1999     1998     1997
                                                     ----   ----     ----     ----     ----
 Net Asset Value, Beginning of Period                     $ 9.51   $ 9.95   $ 9.86   $ 9.53
-----------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                            0.53     0.43     0.48     0.49
    Net realized and unrealized gains/(losses)
    from investments                                       (0.16)   (0.33)    0.09     0.32
-----------------------------------------------------------------------------------------------
    Total from Investment Operations                        0.37     0.10     0.57     0.81
-----------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                  (0.50)   (0.43)   (0.48)   (0.48)
    In excess of net investment income                        --       --       --       --
    Net realized gains                                        --    (0.11)      --       --
-----------------------------------------------------------------------------------------------
    Total Distributions                                    (0.50)   (0.54)   (0.48)   (0.48)
===============================================================================================
 Net Asset Value, End of Period                           $ 9.38   $ 9.51   $ 9.95   $ 9.86
===============================================================================================
 Total Return (excludes sales charge)                       3.98%    0.75%    5.92%    8.68%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                            1.50%    1.43%    1.50%    1.50%
    Net investment income/(loss)                            5.31%    4.23%    4.76%    4.97%
    Expense waiver/reimbursement(c)                         0.33%    0.36%    0.35%    0.31%
-----------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                     $ 697    $ 811    $ 399    $ 204
    Portfolio turnover(d)                                    368%     349%     279%     181%
===============================================================================================

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above. (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Intermediate Municipal Bond Fund
                                                                  Investment A Shares

                                                                                 Year Ended July 31,
                                                                            -----------------------------
 Per Share Data                                                  2001       2000      1999        1998         1997*
                                                                 ----       ----      ----        ----         -----
 Net Asset Value, Beginning of Period                                    $ 11.79      $ 12.24     $ 12.33     $ 12.00
----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                                            0.45         0.45        0.50        0.28
    Net realized and unrealized gains/(losses) from
    investments                                                            (0.22)       (0.25)       0.01        0.32
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.23         0.20        0.51        0.60
----------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                  (0.45)       (0.44)      (0.51)      (0.27)
    In excess of net investment income/(loss)                                 --           --          --          --
    Net realized gains                                                     (0.11)       (0.21)      (0.09)         --
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.59)       (0.65)      (0.60)      (0.27)
============================================================================================================================
 Net Asset Value, End of Period                                          $ 11.46      $ 11.79     $ 12.24     $ 12.33
============================================================================================================================
 Total Return (excludes sales charge)                                       2.07%(a)     1.56%       4.28%       5.04%(a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                            1.00%(b)     0.81%       0.76%       0.81%(b)
    Net investment income/(loss)                                            3.91%(b)     3.99%       4.09%       4.44%(b)
    Expense waiver/reimbursement(c)                                         0.11%(b)     0.31%       0.45%       0.42%(b)
----------------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                     $ 207        $ 386   $ 117,333   $ 101,616
    Portfolio turnover(d)                                                    84%          110%        121%        63%
============================================================================================================================

Financial Highlights

                                                                  Fifth Third Intermediate Municipal Bond Fund
                                                                  Investment C Shares

                                                                                         Year ended July 31,
                                                                                     --------------------------
 Per Share Data                                                           2001       2000        1999    1998**     1997*
                                                                          ----       ----        ----    ------     -----
 Net Asset Value, Beginning of Period                                                 $--        $ --    $12.33     $12.00
-------------------------------------------------------------------------------------------------------------------------------
 Investment Operations
    Net investment income/(loss)                                                                           0.18      (0.20)
    Net realized and unrealized gains/(losses) from investments                        --          --      0.07       0.75
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                   --          --      0.25       0.55
-------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                                                 (0.18)     (0.16)
    In excess of net investment income                                                 --          --        --      (0.06)
    Net realized gains                                                                                    (0.09)        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                --          --     (0.27)     (0.22)
===============================================================================================================================
 Net Asset Value, End of Period                                                        --          --    $12.31    $ 12.33
===============================================================================================================================
 Total Return (excludes sales charge)                                                 N/A         N/A      2.03%(a)   4.65%(a)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                                      N/A         N/A      1.51%(b)   1.56%(b)
    Net investment income/(loss)                                                      N/A         N/A      3.41%(b)   3.09%(b)
    Expense waiver/reimbursement(c)                                                   N/A         N/A      0.37%(b)   0.26%(b)
-------------------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                                $--        $ --     $  --       $ 11
    Portfolio turnover(d)                                                             N/A         N/A       121%        63%
===============================================================================================================================

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment C Shares.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Intermediate Bond Fund
                                                                  Investment A Shares

                                                                               Year Ended July 31,
                                                                        --------------------------------
 Per Share Data                                                 2001      2000       1999       1998         1997*
                                                                ----      ----       ----       ----         -----
 Net Asset Value, Beginning of Period                                     $11.69     $12.19     $ 12.19     $ 12.00
--------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                            0.66       0.71        0.68        0.37
    Net realized and unrealized gains/(losses) from
    investments                                                            (0.22)     (0.41)       0.06        0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.44       0.30        0.74        0.55
--------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                  (0.65)     (0.59)      (0.69)      (0.36)
    In excess from net investments                                            --         --          --          --
    Net realized gains                                                        --      (0.21)      (0.05)         --
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.65)     (0.80)      (0.74)      (0.36)
==========================================================================================================================
 Net Asset Value, End of Period                                           $11.48     $11.69     $ 12.19     $ 12.19
==========================================================================================================================
 Total Return (excludes sales charge)                                       3.90%      2.42%       6.23%       4.64%(a)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                            1.01%      0.97%       0.75%       0.79%(b)
    Net investment income/(loss)                                            5.59%      4.80%       5.54%       6.08%(b)
    Expense waiver/reimbursement(c)                                         0.04%      0.05%       0.42%       0.42%(b)
--------------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                  $ 27,319   $ 40,508   $ 188,071   $ 157,108
    Portfolio turnover(d)                                                    185%       104%        127%        157%
==========================================================================================================================

Financial Highlights

                                                                  Fifth Third Intermediate Bond Fund
                                                                  Investment C Shares

                                                                            Year Ended July 31,
                                                                         -------------------------
 Per Share Data                                                 2001     2000      1999     1998**      1997*
                                                                ----     ----      ----     ------      -----
 Net Asset Value, Beginning of Period                                  $ 11.69   $ 12.19   $ 12.18   $ 12.00
-------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                                          0.60      0.53      0.60     (0.01)
    Net realized and unrealized gains/(losses) from
    investments                                                          (0.21)    (0.29)     0.05      0.50
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.39      0.24      0.65      0.49
-------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                (0.59)    (0.53)    (0.59)    (0.22)
    In excess of net investment income                                      --        --        --     (0.09)
    Net realized gains                                                      --     (0.21)    (0.05)       --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.59)    (0.74)    (0.64)    (0.31)
===================================================================================================================
 Net Asset Value, End of Period                                        $ 11.49   $ 11.69   $ 12.19   $ 12.18
===================================================================================================================
 Total Return (excludes sales charge)                                     3.43%     1.92%     5.50%     4.18%(a)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                          1.51%     1.54%     1.34%     1.54%(b)
    Net investment income/(loss)                                          5.10%     3.40%     4.89%     4.20%(b)
    Expense waiver/reimbursement(c)                                       0.26%     0.28%     0.32%     0.26%(b)
-------------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                   $ 365     $ 567     $ 230      $  6
    Portfolio turnover(d)                                                  185%      104%      127%      157%
===================================================================================================================

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**   Per share information is calculated using the average share method.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third U.S. Government Securities Fund
                                                                  Investment A Shares

    Per Share Data                                                         Year ended July 31,
                                                                        ------------------------
                                                               2001     2000      1999      1998       1997
                                                               ----     ----      ----      ----       ----
 Net Asset Value, Beginning of Period                                   $9.64     $9.82     $ 9.75     $ 9.55
-----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
    Net investment income/(loss)                                         0.48      0.55       0.52       0.54
    Net realized and unrealized gains/(losses) from
    investments                                                         (0.09)    (0.26)      0.07       0.19
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     0.39      0.29       0.59       0.73
-----------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                               (0.48)    (0.47)     (0.52)     (0.53)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (0.48)    (0.47)     (0.52)     (0.53)
=================================================================================================================
 Net Asset Value, End of Period                                         $9.55     $9.64     $ 9.82     $ 9.75
=================================================================================================================
 Total Return (excludes sales charge)                                    4.20%     2.89%      6.17%      7.83%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                         0.98%     0.95%      0.75%      0.75%
    Net investment income/(loss)                                         4.95%     4.62%      5.30%      5.56%
    Expense waiver/reimbursement(c)                                      0.21%     0.33%      0.53%      0.50%
-----------------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                $ 2,818   $ 5,192   $ 41,550   $ 42,414
    Portfolio turnover(d)                                                  46%       93%       155%       169%
=================================================================================================================

Financial Highlights

                                                                  Fifth Third U.S. Government Securities Fund
                                                                  Investment C Shares

                                                                        Year ended July 31,
                                                                      -----------------------
 Per Share Data                                                2001   2000     1999    1998     1997
                                                               ----   ----     ----    ----     ----
 Net Asset Value, Beginning of Period                                 $ 9.61   $ 9.80  $ 9.75   $ 9.56
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income/(loss)                                        0.43    0.41     0.46     0.46
    Net realized and unrealized gains/(losses) from
    investments                                                        (0.09)  (0.18)    0.04     0.19
----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                    0.34    0.23     0.50     0.65
----------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                              (0.43)  (0.42)   (0.45)   (0.46)
----------------------------------------------------------------------------------------------------------
    Total Distributions                                                (0.43)  (0.42)   (0.45)   (0.46)
==========================================================================================================
 Net Asset Value, End of Period                                       $ 9.52  $ 9.61   $ 9.80   $ 9.75
==========================================================================================================
 Total Return (excludes sales charge)                                   3.65%   2.31%    5.19%    6.92%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                        1.48%   1.40%    1.50%    1.50%
    Net investment income/(loss)                                        4.41%   4.20%    4.56%    4.82%
    Expense waiver/reimbursement(c)                                     0.44%   0.54%    0.43%    0.40%
----------------------------------------------------------------------------------------------------------
 Supplemental data:
    Net Assets at end of period (000s)                                 $ 198   $ 431    $ 118     $ 75
    Portfolio turnover(d)                                                 46%     93%     155%     169%
==========================================================================================================

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                                  Fifth Third Prime Money Market Fund
                                                                  Investment A Shares

                                                            Year Ended July 31,
                                                         --------------------------
 Per Share Data                               2001       2000       1999       1998       1997
                                              ----       ----       ----       ----       ----
 Net Asset Value, Beginning of Period                    $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income                                  0.05       0.04       0.05       0.05
----------------------------------------------------------------------------------------------------
    Total from Investment Operations                       0.05       0.04       0.05       0.05
----------------------------------------------------------------------------------------------------
 Less distributions
    Distributions to shareholders from net
    investment income                                     (0.05)     (0.04)     (0.05)     (0.05)
----------------------------------------------------------------------------------------------------
    Total Distributions                                   (0.05)     (0.04)     (0.05)     (0.05)
====================================================================================================
 Net Asset Value, End of Period                          $ 1.00     $ 1.00     $ 1.00     $ 1.00
====================================================================================================
 Total Return                                              5.27%      4.53%      5.25%      5.11%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                           0.77%      0.75%      0.52%      0.52%
    Net investment income                                  5.29%      4.39%      5.13%      4.99%
    Expense waiver/reimbursement(a)                        0.10%      0.13%      0.47%      0.44%
----------------------------------------------------------------------------------------------------
 Supplemental data
    Net assets, end of period (000s)                  $ 215,082   $ 75,024   $ 36,552   $ 33,438
====================================================================================================

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

                                                                  Fifth Third Government Money Market Fund
                                                                  Investment A Shares

                                                              Year Ended July 31,
                                                         ----------------------------
 Per Share Data                               2001       2000        1999        1998         1997
                                              ----       ----        ----        ----         ----
 Net Asset Value, Beginning of Period                    $ 1.00      $ 1.00      $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income                                  0.05        0.04        0.05         0.05
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       0.05        0.04        0.05         0.05
--------------------------------------------------------------------------------------------------------
 Less distributions
    Distributions to shareholders from net
    investment income                                     (0.05)      (0.04)      (0.05)       (0.05)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                   (0.05)      (0.04)      (0.05)       (0.05)
========================================================================================================
 Net Asset Value, End of Period                          $ 1.00      $ 1.00      $ 1.00       $ 1.00
========================================================================================================
 Total Return                                              5.10%       4.41%       5.13%        5.00%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                           0.77%       0.75%       0.52%        0.51%
    Net investment income                                  4.93%       4.26%       5.02%        4.90%
    Expense waiver/reimbursement(a)                        0.12%       0.17%       0.47%        0.44%
--------------------------------------------------------------------------------------------------------

 Supplemental data
    Net assets, end of period (000s)                  $ 264,393   $ 381,105   $ 150,286    $ 110,543
========================================================================================================

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights

                                                                  Fifth Third Municipal Money Market Fund
                                                                  Investment A Shares*

                                          Year Ended     Year Ended     Period Ended
                                            July 31,      July 31,        July 31,
                                            --------      --------        --------
                                              2001          2000           1999**        Year Ended September
                                              ----          ----           ------        --------------------
                                                                                                  30,
                                                                                                  ---
 Per Share Data                                                                            1998        1997
                                                                                           ----        ----
 Net Asset Value, Beginning of Period                       $  1.00       $   1.00         $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations
    Net investment income                                      0.03           0.03           0.03       0.03
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.03           0.03           0.03       0.03
----------------------------------------------------------------------------------------------------------------
 Less distributions
    Distributions to shareholders from net
    investment income                                         (0.03)         (0.03)         (0.03)     (0.03)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.03)         (0.03)         (0.03)     (0.03)
================================================================================================================
 Net Asset Value, End of Period                             $  1.00       $   1.00         $ 1.00     $ 1.00
================================================================================================================
 Total Return                                                  3.40%          2.18%(a)       2.74%      2.72%

----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                               0.38%          0.75%(b)       0.71%      0.80%
    Net investment income                                      3.33%          2.60%(b)       2.88%      2.79%
    Expense waiver/reimbursement(c)                            0.70%          0.44%(b)         --         --
----------------------------------------------------------------------------------------------------------------
 Supplemental data
    Net assets, end of period (000s)                       $ 29,693      $  26,715       $ 44,494   $ 60,284
================================================================================================================

* Information for the period prior to September 21, 1998 is for the Municipal Money Market Fund, the predecessor fund of the Fifth Third Municipal Money Market Fund.
**   Reflects operations for the period from October 1, 1998 through July 31,
     1999.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
--------------------------------------------------------------------------------

Fifth Third Funds                      Fifth Third Funds
                                       c/o Fifth Third Bank
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                     Fifth Third Asset Management Inc.
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor
(Pinnacle Fund Only)                   Heartland Capital Management, Inc.
                                       251 North Illinois Street
                                       Suite 300
                                       Indianapolis, Indiana 46204

--------------------------------------------------------------------------------

Sub-Advisor (International Equity
Fund only)                             Morgan Stanley Dean Witter Investment
                                        Management Inc.
                                       1221 Avenue of the Americas
                                       New York, New York 10020

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
Disbursing Agent, and Administrator    Fifth Third Bank
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Sub-Administrator      BISYS Fund Services Limited Partnership
                                       3435 Stelzer Road
                                       Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                     BISYS Fund Services Ohio, Inc.
                                       3435 Stetzler Road
                                       Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                   Arthur Andersen LLP
                                       720 E. Pete Rose Way
                                       Suite 400
                                       Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                          Internet: http://www.53.com*
                                    -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
 .  At no charge from the Commission's Website at http://www.sec.gov.

                                    [LOGO]
                               Fifth Third Funds




10/01                                  Investment Company Act file no. 811-5669.

[LOGO] Fifth Third Funds

[PHOTO]

Fifth Third Funds

Stock and Bond Mutual Funds

Money Market Mutual Funds


Advisor Shares


Working hard to build your wealth!
________________
Prospectus

October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Money Market Mutual Funds
Advisor Shares

Overview

This section provides important information about each of the money market, stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

  .  the investment objective

  .  principal investment strategies

  .  principle risks, and

  .  volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Small Cap Growth Fund................................   2
Micro Cap Value Fund.................................   4
Mid Cap Fund.........................................   6
Technology Fund......................................   9
Quality Growth Fund..................................  12
Equity Index Fund....................................  15
Multi Cap Value Fund.................................  18
Balanced Fund........................................  20
Worldwide Fund.......................................  23
Strategic Income Fund................................  26
Municipal Bond Fund..................................  29
Bond Fund............................................  32
Prime Money Market Fund..............................  35
Fee Tables...........................................  42
Expense Examples.....................................  43
Additional Information About the Funds' Investments..  45
Investment Advisors..................................  56
Portfolio Managers...................................  57
Fund Administration..................................  58
Purchasing And Selling Fund Shares...................  59
Purchasing And Adding To Your Shares.................  59
Shareholder Contact Information......................  60
Selling Your Shares..................................  62
Exchanging Your Shares...............................  64
Taxation.............................................  65
Taxation.............................................  65
Financial Highlights.................................  67

Fifth Third Small Cap Growth Fund
                                                  LOGO


Fundamental Objective              Long-term capital appreciation.


Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The
                                   Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential.
                                   Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The
                                   Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                   The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund
                                                  LOGO

Volatility and Performance Information

Fifth Third Micro Cap Value Fund
                                                  LOGO


Fundamental Objective              Capital appreciation.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 65% of total assets in equity
                                   securities of companies whose equity
                                   securities have a total market value of
                                   between $10,000,000 and $200,000,000. Equity
                                   securities consist of common stock and
                                   securities convertible into common stock. The
                                   Fund emphasizes a "value" style of investing.
                                   In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                   As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

                                   The Fund invests in value stocks. Value
                                   stocks are those that appear to be
                                   underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund
                                                  LOGO

Volatility and Performance Information

Fifth Third Mid Cap Fund
                                                  LOGO


Fundamental Objective
                                   Growth of Capital. Income is a secondary objective.

Principal Investment Strategies

                                   Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400")1 (generally, between $500 million and $10 billion).

                                   The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                                   To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund also may invest in small cap stocks.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                                   Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                   To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

/1/ "S&P 400" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Fund
                                                  LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


                                                                            LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

          Best quarter:                                         Q [_] [_]  [_]%
          Worst quarter:                                        Q [_] [_]  [_]%
          Year to Date Return (1/1/01 to 9/30/01)                          [_]%
          ----------------------------------------------------------------------

                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2000)


                           Inception Date    Past Year      Past 5 Years     Past 10 Years    Since Inception
                           ----------------------------------------------------------------------------------
Advisor Shares/1/          11/20/92              %               %                %                 %

_______________            ______________
                                                                                             (Since xx/xx/xx)
S&P Mid Cap 400 Index(R)                         %               %                %                 %
-------------------------------------------------------------------------------------------------------------

___________
/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

Fifth Third Technology Fund
                                                  LOGO


Fundamental Objective              Long-term capital appreciation.

Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

                                   Technology companies are those that are
                                   substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as biotechnology securities brokers and consumer products retailers that have extensively used technological advances to develop new or to improve products or processes.

                                   The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                                   The Fund reserves the right to invest up to 20% of total assets in other securities, such as, corporate bonds and government securities.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

                                   The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                                        .    fluctuate in price more widely and
                                             rapidly than the market as a whole
                                        .    underperform other types of stocks
                                             or be difficult to sell when the
                                             economy is not robust, during
                                             market downturns, or when
                                             technology stocks are out of favor

                                        .    decline in price due to sector
                                             specific developments
                                        .    be more vulnerable than most stocks
                                             to the obsolescence of existing
                                             technology, expired patents, short
                                             product cycles, price competition,
                                             market saturation and new market
                                             entrants.

                                   To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                                   The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                                   Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund
                                                  LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown at this time.

Fifth Third Quality Growth Fund
                                                  LOGO
Fundamental Objective
                                   Growth of capital. Income is a secondary objective.

Principal Investment Strategies
                                   Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

                                   High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                                   To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                   Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                   Prices of convertible securities, which
                                   include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund
                                                       LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                                                            LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

               Best quarter:                                   Q[_] [_]   [_]%
               Worst quarter:                                  Q[_] [_]   [_]%
               Year to Date Return (1/1/01 to 9/30/01)                    [_]%
               ---------------------------------------------------------------

                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2000)


                            Inception Date    Past Year      Past 5 Years     Past 10 Years    Since Inception
                            ----------------------------------------------------------------------------------
Advisor Shares/1/            11/20/92             %               %                %                %

                                                  %               %                %          (Since xx/xx/xx)
S&P 500(R) Index                                                                                    %
--------------------------------------------------------------------------------------------------------------

/1/ Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

 Fifth Third Equity Index Fund
                                                       LOGO



Fundamental Objective              Long-term capital appreciation with current
                                   income as a secondary objective.


Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   substantially all of its assets in common stock of companies that make up the Standard
                                   & Poor's 500 Composite Stock Price Index(R)
                                   ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses.
                                   Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.



Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                   The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                   Indexing is a strategy whereby the Fund
                                   attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                                   There is the risk that the Fund's investment results may fail to match those of the S&P
                                   500. There is also the risk that if the S&P
                                   500 does not perform well, the investment results of the Fund may not be as favorable as other funds.


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
                                                       LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Equity Index Fund has performed and how its performances varied from year to year. Because the Fund has not commenced operations, the bar chart and table are not shown at this time.

Fifth Third Multi Cap Value Fund
                                                       LOGO


Fundamental Objective              High level of total return (using a
                                   combination of capital appreciation and
                                   income).


Principal Investment Strategies    Under normal circumstances, the Fund invests
                                   at least 65% of total assets in equity
                                   securities. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the
                                   Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                   The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                   The Fund invests in value stocks. Value
                                   stocks are those that appear to be
                                   underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund
                                                       LOGO

Volatility and Performance Information

 Fifth Third Balanced Fund
                                                       LOGO

Fundamental Objective              Capital appreciation and income.

Principal Investment Strategies    Under normal circumstances, the Fund uses an
                                   asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S.
                                   Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                   The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index(R), the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index(R), when the Advisor believes that market conditions favor securities of smaller companies.

                                   The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                   When the Advisor believes that market
                                   conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                   The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                   To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                                   Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                                   Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                   To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund
                                              LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.
Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


       Best quarter:                                         Q [ ] [ ]    [  ]%
       Worst quarter:                                        Q [ ] [ ]    [  ]%
       Year to Date Return (1/1/01 to 9/30/01)                             [ ]%
       ------------------------------------------------------------------------

                                                      Average Annual Total
                                                      Returns (for the periods
                                                      ended December 31, 2000)


                                  Inception Date   Past Year     Past 5 Years       Past 10 Years     Since Inception
                              ----------------------------------------------------------------------------------------------
Advisor Shares/1/                   11/20/92          %               %                    %                 %
                                                      %               %                    %          (Since xx/xx/xx)
S&P 500(R) Index                                                                                             %
LBAB(R) Index                                         %               %                    %          (Since x/xx/xx)
                                                                                                             %
----------------------------------------------------------------------------------------------------------------------------

___________

 1 Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

 Fifth Third Worldwide Fund
                                          LOGO
Fundamental Objective             High level of total return (using a
                                  combination of capital appreciation and
                                  income) consistent with reasonable risk.

Principal Investment Strategies   Under normal circumstances, the Fund invests
                                  primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes
                                  (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs.
                                  small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events
                                  (such as political events, currency
                                  devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                                  The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund would perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                                  The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at 150% of a regular bear fund.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                                  Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                  The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                                  The Fund may invest in index funds or
                                  leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                                  The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                                  The Fund may invest in a manner that
                                  anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                                  The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                                  An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
                                          LOGO

Volatility and Performance Information

 Fifth Third Strategic Income Fund
LOGO

Fundamental Objective             High level of income consistent with
                                  reasonable risk. Achieving capital
                                  appreciation is a secondary objective.

Principal Investment Strategies   Under normal market circumstances, the Fund
                                  invests at least 80% of total assets in
                                  income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                  The Fund will respond and attempt to
                                  anticipate economic and market trends. The
                                  Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                                  In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                                  In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.



Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                                  The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                                  Investments in closed-end funds present
                                  additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                                  Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
                                              LOGO

Volatility and Performance Information

Fifth Third Municipal Bond Fund
                                          LOGO


Fundamental Objective

                                  Current income that is exempt from federal income tax.


Principal Investment Strategies

                                  Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which pay interest that is exempt from federal income tax. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

                                  While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

                                  While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

                                  When the Advisor believes that market
                                  conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.


                                  The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                                  Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                  The Fund can acquire bonds that carry
                                  investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Municipal Bond Fund
                                          LOGO


Volatility and Performance Information

Fifth Third Bond Fund

(Formerly the Fifth Third Quality Bond Fund )

                                          LOGO


Fundamental Objective
                      High current income. Capital growth is a secondary objective.

Principal Investment Strategies

                      Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                      The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                      The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

                      When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                      The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

                      Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                      The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                      From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
                                          LOGO


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index(R) ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.
Past performance does not indicate how the Fund will perform in the future.

                                                                            LOGO

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Best quarter:                                               Q[      ]      [ ]%
Worst quarter:                                              Q[      ]    [   ]%
Year to Date Return (1/1/01 to 9/30/01)                                 [    ]%
-------------------------------------------------------------------------------

                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2000)

                           Inception   Past    Past 5    Past 10     Since
                             Date      Year    Years     Years     Inception
Advisor Shares/1/         11/20/92      %        %         %           %
                         ------------------------------------------------------
                                                           %   (Since xx/xx/xx)
LBAB/(R)/                               %        %                      %
-------------------------------------------------------------------------------
/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

Fifth Third Prime Money Market Fund
                                          LOGO


Fundamental Objective

                      Current income consistent with stability of principal.



Principal Investment Strategies

                    The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.



Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                      The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Prime Money Market Fund
                                          LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                                                            LOGO

                                               The bar chart above does not
                                               reflect the impact of any
                                               applicable sales charges or
                                               account fees, which would reduce
                                               returns.


          Best quarter:                                          Q[ ] [ ]   [ ]%
          Worst quarter:                                         Q[ ] [ ]   [ ]%
          Year to Date Return (1/1/01 to 9/30/01)                          [  ]%
          ----------------------------------------------------------------------

                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2000)

                           Inception   Past    Past 5    Past 10     Since
                              Date     Year    Years     Years     Inception
                           ----------------------------------------------------
Advisor Shares/1/           8/11/92     %        %         N/A         %
                           ----------------------------------------------------

----------
   1 Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

To obtain current yield information, call 1-800-282-5706.

Shareholder Fees and Fund Expenses

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                            Stock Funds--Fee Table
                            ----------------------

                                  Fifth Third            Fifth Third          Fifth Third        Fifth Third
                               Small Cap Growth        Micro Cap Value          Mid Cap           Technology
                                     Fund                   Fund                 Fund               Fund
                                    Advisor                Advisor              Advisor            Advisor
Maximum Sales Charge
 (Load) Imposed on
 Purchases                               None                    None                 None               None
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends                    None                    None                 None               None
--------------------------------------------------------------------------------------------------------------
Maximum Deferred
 Sales Load
                                         None                    None                 None               None
--------------------------------------------------------------------------------------------------------------

Annual Fund Operating
Expenses (as a
percentage of
average
net assets)

Management fees                          0.70%                   1.00%                0.80%              1.00%
--------------------------------------------------------------------------------------------------------------
Distribution/Service
 (12b-1) fees                            0.50%                   0.50%                0.50%              0.50%
--------------------------------------------------------------------------------------------------------------
Other expenses/1/                        0.24%                   0.77%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund                        1.44%                   2.27%            ------/2/          ------/2/
 Operating Expenses
Fee Waiver and/or Expense                0.02%/3/                0.37%/4/         ------             ------
Reimbursements
Net Expenses                             1.42%                   1.90%            ------             ------
--------------------------------------------------------------------------------------------------------------

------------------


/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Advisor shares:
____% for the Mid Cap Fund and ____% for the Technology Fund. Therefore, Total Annual Fund Operating Expenses for Advisor shares after fee waivers were as follows: ____% for the Mid Cap Fund and ____% for the Technology Fund. These waivers may be discontinued at any time.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to: 1.42%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.90% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                    Stock Funds--Fee Table
                               ----------------------------------------------------------------
                                Fifth Third     Fifth Third      Fifth Third      Fifth Third
                               Quality Growth   Equity Index   Multi Cap Value   Balanced Fund
                                    Fund            Fund            Fund
                                  Advisor         Advisor          Advisor          Advisor
 Maximum Sales Charge
  (Load) Imposed on
  Purchases                                None             None             None             None
---------------------------------------------------------------------------------
 Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends                     None             None             None             None
---------------------------------------------------------------------------------
 Maximum Deferred
  Sales Load
                                           None             None             None             None
---------------------------------------------------------------------------------

 Annual Fund Operating
 Expenses (as a percentage
 of average net assets)

 Management fees                           0.80%            0.30%            1.00%           0.80%
---------------------------------------------------------------------------------
 Distribution/Service
  (12b-1) fees                             0.50%            0.50%            0.50%           0.50%
---------------------------------------------------------------------------------
 Other expenses/1/                                          0.25%            0.51%
---------------------------------------------------------------------------------
 Total Annual Fund                         ----/2/          1.05%            2.01%           ----/2/
  Operating Expenses
Fee Waiver and/or Expense                  ----             0.15%3           0.18%4          ----
Reimbursements
Net Expenses                               ----             0.90%            1.83%           ----
--------------------------------------------------------------------------------

------------------
/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Advisor shares: ____% for the Quality Growth Fund, ____% for the Equity Index Fund and ____% for the Balanced Fund. Therefore, Total Annual Fund Operating Expenses for Advisor shares after fee waivers were as follows: ____% for the Quality Growth Fund, ____% for the Equity Index Fund and ____% for the Balanced Fund. These waivers may be discontinued at any time.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Equity Index Fund to: 0.90% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to: 1.83% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses


                                                                            Stock Funds--Fee Table
                                                                            ----------------------

                                                                    Fifth Third              Fifth Third
                                                                     Worldwide            Strategic Income
                                                                       Fund*                   Fund**
                                                                      Advisor                  Advisor
 Maximum Sales Charge (Load) Imposed on
  Purchases
                                                                                  None                  None
--------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends
                                                                                  None                  None
--------------------------------------------------------------------------------------
 Maximum Deferred Sales Load/1/

                                                                                  None                  None
--------------------------------------------------------------------------------------

 Annual Fund Operating Expenses (as a
 percentage of average net assets)

 Management fees                                                                  1.00%                 1.00%
--------------------------------------------------------------------------------------
 Distribution/Service (12b-1) fees
                                                                                  0.50%                 0.50%
--------------------------------------------------------------------------------------
 Other expenses/1/                                                                0.56%                 0.56%
--------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                             2.06%                 2.06%
-------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements                                          0.21%/2/              0.12%
-------------------------------------------------------------------------------------
Net Expenses                                                                      1.85%                 1.94%
-------------------------------------------------------------------------------------

_________________

* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

** In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

/1/Other expenses are based on estimated amounts for the current fiscal year.

/2/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Worldwide Fund to: 1.94% for the Advisor shares and for the Strategic Income Fund to: 1.85% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

                      Shareholder Fees and Fund Expenses

                             Bond Funds--Fee Table
                             ---------------------

                                                       Fifth Third       Fifth Third Bond Fund*
                                                   Municipal Bond Fund
                                                         Advisor                 Advisor
 Maximum Sales Charge (Load) Imposed on
  Purchases
                                                           None                   None
---------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends
                                                           None                   None
---------------------------------------------------------------
 Maximum Deferred Sales Load/1/

                                                           None                   None
---------------------------------------------------------------

 Annual Fund Operating Expenses (as a
 percentage of average net assets)


 Management fees                                           0.55%                  0.60%
---------------------------------------------------------------
 Distribution/Service (12b-1) fees
                                                           0.50%                  0.50%
---------------------------------------------------------------
 Other expenses/1/                                         0.27%                  0.28%
 Total Annual Fund Operating Expenses                      1.32%                  1.38%
---------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements                   0.03%/2/               0.08%/2/
---------------------------------------------------------------
Net Expenses                                               1.29%                  1.30%
---------------------------------------------------------------

-----------------

*   Formerly the Fifth Third Quality Bond Fund

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: 1.29% for the Advisor shares and for the Bond Fund to:
1.30% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses
 Fee Tables

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.



 Shareholder Fees

Money Market Funds--Fee Table

                                                    Fifth Third
                                                    Prime Money
                                                       Market
                                                        Fund
                                                      Advisor
 Maximum Sales
Charge (Load)
Imposed on                                              None
Purchases
--------------------------------------------------------------------
 Maximum Sales
Charge (Load)
Imposed on                                              None
Reinvested
Dividends
--------------------------------------------------------------------
 Maximum
Deferred Sales
Load                                                    None
--------------------------------------------------------------------

 Annual Fund
Operating Expenses
 (as a percentage
of average net
assets)
 Management
fees                                                    0.40%
--------------------------------------------------------------------
 Distribution/Ser
vice (12b-1) fees                                       0.50%
--------------------------------------------------------------------
 Other expenses/1/                                      0.21%
--------------------------------------------------------------------

 Total Annual Fund
Operating Expenses                                      1.11%
--------------------------------------------------------------------
Fee Waiver
and/or Expense                                          0.07%/2/
Reimbursements
Net Expenses                                            1.04%

-----------------
/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 1.04% for Advisor shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds


                       Fifth Third Small Cap Growth   1       3
                       Fund                          Year   Years
                       Advisor                       $145   $454
--------------------------------------------------------------------------------

                       Fifth Third Micro Cap Value    1       3
                       Fund                          Year   Years
--------------------------------------------------------------------------------
                       Advisor                       $193   $636
--------------------------------------------------------------------------------

                                                      1       3      5      10
                       Fifth Third Mid Cap Fund      Year   Years  Years   Years
--------------------------------------------------------------------------------
                       Advisor
--------------------------------------------------------------------------------

                                                       1      3      5      10
                       Fifth Third Technology Fund    Year  Years  Years   Years
--------------------------------------------------------------------------------
                       Advisor
--------------------------------------------------------------------------------

                       Fifth Third Quality Growth      1      3      5      10
                       Fund                           Year  Years  Years   Years
--------------------------------------------------------------------------------
                       Advisor
--------------------------------------------------------------------------------

                       Fifth Third Equity Index        1      3
                       Fund                           Year  Years
--------------------------------------------------------------------------------
                       Advisor                        $ 92  $319
--------------------------------------------------------------------------------
                                                       1      3
                       Fifth Third Multi Cap Value    Year  Years
                       Fund
--------------------------------------------------------------------------------
                       Advisor                        $186  $595
--------------------------------------------------------------------------------

                       Fifth Third Balanced Fund       1      3      5      10
                                                      Year  Years  Years  Years
--------------------------------------------------------------------------------
                       Advisor
--------------------------------------------------------------------------------

                       Fifth Third Worldwide Fund      1      3
                                                      Year  Years
 -------------------------------------------------------------------------------
                       Advisor                        $197  $622

                       Fifth Third Strategic Income    1      3
                       Fund                           Year  Years
                       Advisor                        $188  $604



Shareholder Fees and Fund Expenses

Bond Funds


                       Fifth Third Municipal Bond      1      3
                       Fund                           Year  Years
--------------------------------------------------------------------------------
                       Advisor                        $131  $415
--------------------------------------------------------------------------------
                       Fifth Third Bond Fund           1      3      5      10
                                                      Year  Years  Years   Years
--------------------------------------------------------------------------------
                       Advisor                        $132  $429   $748   $1,650
--------------------------------------------------------------------------------
Money Market Funds
                       Fifth Third Prime               1      3      5      10
                       Money Market Fund              Year  Years  Years   Years
                       Advisor                        $106  $346   $605   $1,345

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

 FUND NAME                                 FUND CODE
 ---------                                -----------
Small Cap Growth Fund                           1
Micro Cap Value Fund                            2
Mid Cap Fund                                    3
Technology Fund                                 4
Quality Growth Fund                             5
Equity Index Fund                               6
Multi Cap Value Fund                            7
Balanced Fund                                   8
Worldwide Fund                                  9
Strategic Income Fund                          10
Municipal Bond Fund                            11
Bond Fund                                      12
Prime Money Market Fund                        13



                             INSTRUMENT                                          FUND CODE           RISK TYPE
            -------------------------------------------------                  -------------       ---------------
American Depositary Receipts (ADRs): ADRs are foreign shares                     1, 3, 5, 6        Market
 of a company held by a U.S. bank that issues a receipt evidencing                                 Political
 ownership.                                                                                        Foreign Investment

Asset-Backed Securities: Securities secured by company receivables,             3, 6, 8, 13        Pre-payment
 home equity loans, truck and auto loans, leases, credit card                                      Market
 receivables and other securities backed by other types of                                         Credit
 receivables or other assets.                                                                      Interest Rate
                                                                                                   Regulatory
                                                                                                   Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on                        1-13        Credit
 and accepted by a commercial bank. Maturities are generally six                                   Liquidity
 months or less.                                                                                   Market
                                                                                                   Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely                       9        Inverse Market
 to the stock or equity index to which it relates.                                                 Leverage
                                                                                                   Liquidity


Bonds: Interest-bearing or discounted securities that obligate the                 1-10, 13        Market
 issuer to pay the bondholder a specified sum of money, usually at                                 Credit
 specific intervals, and to repay the principal amount of the loan at                              Interest Rate
 maturity.                                                                                         Political

Additional Information About the Funds' Investments

                            INSTRUMENT                                        FUND CODE               RISK TYPE
            ----------------------------------------------------          ----------------         --------------
Call and Put Options: A call option gives the buyer the right to              1-10, 12              Management
 buy, and obligates the seller of the option to sell, a security                                    Liquidity
 at a specified price. A put option gives the buyer the right to                                    Credit
 sell,  and obligates the seller of the option to buy a security                                    Market
 at a specified price.                                                                              Leverage

Certificates of Deposit: Negotiable instruments with a stated                   1-13                Market
 maturity.                                                                                          Credit
                                                                                                    Liquidity
                                                                                                    Interest Rate

Closed-End Funds:  Funds traded on an exchange, which are not                   9, 10               Market
 redeemable on a continuous basis.                                                                  Liquidity

Collateralized Mortgage Obligations: Mortgage-backed bonds                      8, 12               Pre-Payment
 that separate mortgage pools into different maturity classes.                                      Interest

Commercial Paper: Secured and unsecured short-term                              1-13                Credit
 promissory notes issued by corporations and other entities.                                        Liquidity
 Maturities generally vary from a few days to nine months.                                          Market
                                                                                                    Interest Rate

Common Stock: Shares of ownership of a company.                             1-8, 10, 12             Market

Convertible Securities: Bonds or preferred stock that convert to              3-10, 11              Market
 common stock.                                                                                      Credit

Derivatives: Instruments whose value is derived from an                  3-5, 8, 9, 11-12           Management
 underlying contract, index or security, or any combination                                         Market
 thereof, including futures, options (e.g., put and calls),                                         Credit
 options on futures, swap agreements, and some mortgage-                                            Liquidity
 backed securities.                                                                                 Leverage
                                                                                                    Interest Ratement

Foreign Currency Transactions: Foreign currency transactions                    9                   Foreign Invest
 include forward foreign currency exchange contracts, foreign                                       Market
 currency options, and foreign currency futures transactions.                                       Political

Foreign Securities: Stocks issued by foreign companies, as well          3-5, 8, 9, 12, 13          Market
 as commercial paper of foreign issuers and obligations of                                          Political
 foreign banks, overseas branches of U.S. banks and                                                 Liquidity
 supranational entities.                                                                            Foreign Investment

Forward Commitments: A purchase of, or contract to purchase,                1, 6, 11, 13                    Leverage
 securities at a fixed price for delivery at a future date.                                                 Liquidity


Futures and Related Options: A contract providing for the               1, 3-6, 8, 9, 11, 12        Management
 future sale and purchase of a specified amount of a specified                                      Market
 security, class of securities, or an index at a specified time in                                  Credit
 the future and at a specified price.                                                               Liquidity
                                                                                                    Leverage

Guaranteed Investment Contracts:  Contract between a fund and an                  11                        Credit
 insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Additional Information About the Funds' Investments

                               INSTRUMENT                                     FUND CODE         RISK TYPE
------------------------------------------------------------------------  ------------------  --------------

High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt            2, 7, 9, 10, 12    Credit
 securities are securities that are rated below investment grade by the                       Market
 primary rating agencies (e.g., BB or lower by Standard & Poor's and                          Liquidity
 Ba or lower by Moody's). These securities are considered speculative                         Interest Rate
 and involve greater risk of loss than investment grade debt securities.
 Other terms commonly used to describe such securities include
 "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an             1-13         Liquidity
 acceptable price.                                                                            Market

Investment Company Securities: Shares of investment companies.                   1-13         Market
 These investment companies may include money market funds of
 Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment Advisor, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted government          2, 3, 5, 7, 9-13   Market
 or corporate securities that obligate the issuer to pay the bondholder                       Credit
 a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by
 Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Leveraged Funds:  Funds that utilize leverage in an attempt to maximize           9           Market
 gains.                                                                                       Leverage

Money Market Instruments: Investment-grade, U.S. dollar                          1-13         Market
 denominated debt securities that have remaining maturities of one                            Credit
 year or less. These securities may include U.S. government
 obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
 government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations secured by real estate        3, 5, 8, 11, 12    Pre-payment
 loans and pools of loans. These include collateralized mortgage                              Market
 obligations and real estate mortgage investment conduits.                                    Credit
                                                                                              Regulatory

Mortgage Dollar Rolls:  Transactions in which a Fund sells securities             11          Market
 and simultaneously contracts with the same counterparty to repurchase                        Regulatory
 similar but not identical securities on  a specified future date.                            Pre-Payment

Additional Information About the Funds' Investments

                               INSTRUMENT                                     FUND CODE       RISK TYPE
-------------------------------------------------------------------------  ---------------  --------------

Municipal Securities: Securities issued by a state or political                11, 13       Market
 subdivision to obtain funds for various public purposes. Municipal                         Credit
 securities include (a) governmental lease certificates of participation                    Political
 issued by state or municipal authorities where payment is secured by                       Tax
 installment payments for equipment, buildings, or other facilities                         Regulatory
 being leased by the state or municipality; (b) government lease certificates purchased by the Fund will not contain
 nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g)
 pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
 and (h) general obligation bonds.

Preferred Stocks: Preferred stocks are equity securities that generally         4, 8        Market
 pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the                       1-13        Market
 simultaneous commitment to return the security to the seller at an                         Leverage
 agreed upon price on an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act       1-13        Liquidity
 of 1933, such as privately placed commercial paper and Rule 144A                           Market
 securities.

Reverse Repurchase Agreements: The sale of a security and the                   1-13        Market
 simultaneous commitment to buy the security back at an agreed                              Leverage
 upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total            1-13        Market
 assets. In return the Fund will receive cash, other securities, and/or                     Leverage
 letters of credit.                                                                         Liquidity
                                                                                            Credit

Short-Term Trading: The sale of a security soon after its purchase. A       2-5, 7-10, 12   Market
 portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities:  Equity securities of companies with             1, 2, 7      Market
 market capitalization within or lower than those included in the S & P                     Liquidity
 Small Cap 600 Index.


Standard & Poor's Depository Receipts ("SPDRs"): Ownership in a                 1, 6        Market
 long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index.  Index-based securities entitle a holder to receive proportionate quarterly cash  distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stand-by Commitments:  Contract where a dealer agrees to purchase at a           11         Market
 Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.

Stock-Index Options: A security that combines features of                   3-5, 7, 8, 12   Management
 options with securities trading using composite stock indices.                             Market
                                                                                            Credit
                                                                                            Liquidity
                                                                                            Leverage

Additional Information About the Funds' Investments

                            INSTRUMENT                                     FUND CODE              RISK TYPE
------------------------------------------------------------------  -----------------------  --------------------

Stripped Obligations: U.S. Treasury Obligations and their                    11, 13          Interest Rate
 unmatured interest coupons that have been separated ("stripped")
 by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in                    1-13           Liquidity
 exchange for the deposit of funds.                                                          Credit
                                                                                             Market

U.S. Government Agency Securities: Securities issued by                       1-13           Interest Rate
 agencies and instrumentalities of the U.S. government. These                                Credit
 include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded             1-13           Interest Rate
 registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with                    8, 11-13         Credit
 interest rates which are reset daily, weekly, quarterly or some                             Liquidity
 other period and which may be payable to the Fund on                                        Market
 demand.

Warrants: Securities, typically issued with preferred stock or             1-6, 8, 9         Market
 bonds, that give the holder the right to buy a proportionate                                Credit
 amount of common stock at a specified price.

When-Issued and Delayed Delivery Transactions: Purchase or              1, 3-6, 8, 11-13     Market
 contract to purchase securities at a fixed price for delivery at                            Leverage
 a future date. Under normal market conditions, when-issued                                  Liquidity
 purchases and forward commitments will not exceed 20% of                                    Credit
 the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar                   1, 4, 6, 11, 13     Market
 denominated bonds issued by foreign corporations or                                         Credit
 governments. Sovereign bonds are those issued by the                                        Interest Rate
 government of a foreign country. Supranational bonds are                                    Political
 those issued by supranational entities, such as the World Bank                              Foreign Investment
 and European Investment Bank. Canadian bonds are those
 issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt                          4, 11, 13        Credit
 obligations that pay no interest, but are issued at a discount                              Market
 from their value at maturity. When held to maturity, their                                  Interest
 entire return equals the difference between their issue price and                           Rate
 their maturity value.

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance.

Additional Information About the Funds' Investments

This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay-- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately
$[    ] billion of assets Fifth Third Funds under management.

The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                            As a percentage of
                                            Average net assets
-----------------------------------------------------------------
Small Cap Growth Fund
-----------------------------------------------------------------
Micro Cap Value Fund
-----------------------------------------------------------------
Mid Cap Fund
-----------------------------------------------------------------
Technology Fund
Quality Growth Fund
Equity Index Fund
Multi Cap Value Fund
Balanced Fund
-----------------------------------------------------------------
Worldwide Fund
-----------------------------------------------------------------
Strategic Income Fund
-----------------------------------------------------------------
Municipal Bond Fund
-----------------------------------------------------------------
Bond Fund
-----------------------------------------------------------------
Prime Money Market Fund
-----------------------------------------------------------------

Fund Management

 Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of Fifth Third Worldwide since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

David C. Eder, has been the co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company.

Robert Cummisford, has been the portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience including over 4 years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He is also a Chartered Financial Analyst, and is a member of the Investment Analysts' Society of Chicago - West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.

Michael S. Gilmore, has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

Brian J. Smolinski, has been the portfolio manager of the Fifth Third Equity Index Fund since June 1998. Mr. Smolinski is also responsible for developing and maintaining proprietary software that is used in researching structured equity investments. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, Cum Laude, in 1983 and his MBA in 1992 from Western Michigan University.


   Bond Funds

Investment decisions for the Fifth Third Bond Fund, as well as the bond portion of Fifth Third Balanced Fund, are made by a team of investment professionals, all of whom are employees of Fifth Third Asset Management Inc.

Michael J. Martin, has been portfolio manager for the Fifth Third Municipal Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company.

Sarah M. Quirk, has been the portfolio manager for the Fifth Third Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry.



 Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

       Maximum          Average Aggregate Daily
 Administrative Fee     Net Assets of the Trust
 ------------------     -----------------------
       0.20%            of the first $1 billion
       0.18%             of the next $1 billion
       0.17%            in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. BISYS receives a fee from Fifth Third Bank for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.



Shareholder Information

 Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 2 p.m. Cincinnati time. The Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Prime Money Market Fund--2 p.m.

You may purchase Advisor Shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee.

 Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

Shareholder Information

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments
                      The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

                      All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                      For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                      The Funds may reject a purchase order for any reason.

Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.


 Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Shareholder Information

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Shareholder Information


Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

 Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Instructions for Exchanging Shares-Advisor shares.

If exchanging shares through your financial institution, ask it for exchange procedures or call 1-800-282-5706.

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Shareholder Information


Distribution/Service (12b-1) Fees for Advisor Funds

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.


 Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following fund:
Fifth Third Prime Money Market Fund. Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Municipal Bond Fund, and Fifth Third Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Equity Index Fund, Fifth Third Mid Cap Fund, Fifth Third Technology Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

 Taxation

 Taxation
Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for the Fifth Third Municipal Bond Fund

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fifth Third Municipal Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Municipal Bond Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fifth Third Municipal Bond Fund generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

 Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Strategic Income Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Micro Cap Value Fund for the period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to December 31, 2000 has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. Financial highlights for the Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Fund, Fifth Third Technology Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Municipal Bond Fund, Fifth Third Bond Fund, and Fifth Third Prime Money Market Fund are not presented because the Funds had not commenced operations as of October 29, 2001.

Addresses
--------------------------------------------------------------------------------

Fifth Third Funds                             Fifth Third Funds
                                              c/o Fifth Third Bank
                                              38 Fountain Square Plaza
                                              Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                            Fifth Third Asset Management Inc.
                                              38 Fountain Square Plaza
                                              Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
 Disbursing Agent, and Administrator          Fifth Third Bank
                                              38 Fountain Square Plaza
                                              Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Sub-Administor                BISYS Fund Services Limited
                                              Partnership
                                              3435 Stetzler Road
                                              Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                            BISYS Fund Services Ohio, Inc.
                                              3435 Stetzler Road
                                              Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                          Arthur Andersen LLP
                                              720 E. Pete Rose Way
                                              Suite 400
                                              Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

               The following additional information is available to you upon request and without charge.


               Annual/Semiannual Reports (Reports):
               The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

               Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

             -------------------------------------------------------------------

               You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone:  1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------
             -------------------------------------------------------------------
                        *The Funds' website is not part of this Prospectus.

             You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
             . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
             . At no charge from the Commission's Website at http://www.sec.gov.








                            LOGO Fifth Third Funds


10/01                                   Investment Company Act file no. 811-5669

     [LOGO]
Fifth Third Funds

                                   [GRAPHIC]

Fifth Third Funds
Money Market Mutual Funds

Institutional Shares

Working hard to build your wealth!


-----------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Money Market Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .  the investment objective
 .  principal investment strategies
 .  principal risks, and
 .  volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

                               Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks                                           Page
-------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Money Market Fund
Institutional Government Money Market Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
Michigan Municipal Money Market Fund
Municipal Money Market Fund
Ohio Tax Exempt Money Market Fund

Shareholder Fees and Fund Expenses
-------------------------------------------------------------------------------
Fee Tables
Expense Examples

Additional Information About the Funds' Investments
-------------------------------------------------------------------------------


Fund Management
-------------------------------------------------------------------------------
Investment Advisors and Subadvisor
Fund Administration

Shareholder Information
-------------------------------------------------------------------------------
Purchasing and Selling Fund Shares
Purchasing and Adding to Your Shares
Shareholder Contact Information
Selling Your Shares
Exchanging Your Shares
Dividends and Capital Gains
Taxation

Financial Highlights
-------------------------------------------------------------------------------


Back Cover
-------------------------------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Prime Money Market Fund LOGO


Fundamental Objective
                                       Current income consistent with stability of principal.

Principal Investment Strategies
                                    The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                                    The Fund may also invest in repurchase
                                    agreements collateralized by the securities mentioned above.



Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       The Fund's principal risks include
                                       interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Prime Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


[CHART]

       Year-by-Year Total Returns as of 12/31 For Institutional Shares

                             1991       5.76
                             1992       3.37
                             1993       2.69
                             1994       3.83
                             1995       5.60
                             1996       5.04
                             1997       5.21
                             1998       5.13
                             1999       4.79
                             2000       [   ]


                                           The bar chart above does not reflect
                                           the impact of any applicable sales
                                           charges or account fees, which would
                                           reduce returns.

Best quarter:                                         [    ] [     %]
                                                      ------ --------
Worst quarter:                                        [    ] [     %]
                                                      ------ --------
Year to Date Return (1/1/01 to 9/30/01)                      [     %]
                                                             --------

Average Annual Total Returns (for the periods ended December 31, 2000)

                         Past Year  Past 5 Years  Past 10 Years  Since Inception
                                                                    (6/14/89)

Institutional Shares        [ ]%        [ ]%           [ ]%           [ ]%

            To obtain current yield information, call 1-800-282-5706.

Fifth Third Institutional Money Market Fund
                                                     LOGO


Fundamental Objective               Current income from short-term securities
                                    consistent with the stability of principal.

Principal Investment Strategies
                                    The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                                    The Fund may also invest in repurchase
                                    agreements collateralized by the securities mentioned above.




Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                    The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Institutional Money Market Fund
                                                          LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

a
Fifth Third Institutional Government Money Market Fund
                                                          LOGO


Fundamental Objective                 Current income consistent with the
                                      stability of principal.


Principal Investment Strategies       The Fund manages its portfolio subject to
                                      strict SEC guidelines, which are designed so that the Fund may maintain a stable
                                      $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                      Under normal circumstances, the Fund
                                      invest at least 80% of assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.


Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. For this Fund, credit risk of the issuer pertains to the U.S. Government, its agencies or instrumentalities.

Fifth Third Institutional Government Money Market Fund
                                                          LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Government Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

Fifth Third Government Money Market Fund LOGO


Fundamental Objective
                                       High current income consistent with
                                       stability of principal and liquidity.

Principal Investment Strategies
                                      The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                      Under normal circumstances, the Fund
                                      invest at least 80% of assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. Agency securities are limited to those that are considered tax advantaged by some states.




Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       The Fund's principal risks include
                                       interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Government Money Market Fund LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


[CHART]

         Year-by-Year Total Returns as of 12/31 For Institutional Shares

                             1992     3.36
                             1993     2.69
                             1994     3.84
                             1995     5.51
                             1996     4.96
                             1997     5.10
                             1998     4.98
                             1999     4.61
                             2000     [    ]


                                           The bar chart above does not reflect
                                           the impact of any applicable sales
                                           charges or account fees, which would
                                           reduce returns.



Best quarter:                                            Q[  ] [    ] [    ]%
Worst quarter:                                           Q[  ] [    ] [    ]%
Year to Date Return (1/1/01 to 9/30/01): [ ]%

Average Annual Total Returns (for the periods ended December 31, 2000)


                         Past Year  Past 5 Years  Past 10 Years  Since Inception
                                                                    (7/10/91)

Institutional Shares       [  ]%       [  ]%          [  ]%           [  ]%

To obtain current yield information, call 1-800-282-5706.

Fifth Third U.S. Treasury Money Market Fund LOGO

Fundamental Objective
                                       Stability of principal and current income consistent with stability of principal.

Principal Investment Strategies
                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                       The Fund invests 100% of its total assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.






Principal Investment Risks


  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       The Fund's principal risks include
                                       interest rate risk and net asset value
                                       risk. Interest rate risk involves the
                                       possibility that the Fund's yield will
                                       decrease due to a decrease in interest
                                       rates or that the value of the Fund's
                                       investments will decline due to an
                                       increase in interest rates. Net asset
                                       value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Fifth Third U.S. Treasury Money Market Fund LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

         Year-by-Year Total Returns as of 12/31 For Institutional Shares

                              1991       5.67
                              1992       3.39
                              1993       2.74
                              1994       3.79
                              1995       5.57
                              1996       5.05
                              1997       5.25
                              1998       5.12
                              1999       4.70
                              2000       [   ]


                                           The bar chart above does not reflect
                                           the impact of any applicable sales
                                           charges or account fees, which would
                                           reduce returns.


Best quarter:                                            Q[  ] [    ] [    ]%
Worst quarter:                                           Q[  ] [    ] [    ]%
Year to Date Return (1/1/01 to 9/30/01): [  ]%

Average Annual Total Returns (for the periods ended December 31, 2000)

                         Past Year  Past 5 Years  Past 10 Years  Since Inception
                                                                    (12/12/88)

Institutional Shares       [  ]%       [  ]%          [  ]%           [  ]%

For current yield information, call 1-888-799-5353.

Fifth Third Michigan Municipal Money Market Fund

                                     LOGO

Fundamental Objective
                                        Current income that is exempt from
                                        federal income tax and Michigan personal income tax.

Principal Investment Strategies
                                        The Fund, under normal circumstances,
                                        invests at least 80% of its assets in
                                        municipal obligations, which consist of
                                        bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

                                        The Fund manages its portfolio subject
                                        to strict SEC guidelines, which are
                                        designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.



Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                     The principal risks of investing in the
                                     Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

                                     Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Fifth Third Michigan Municipal Money Market Fund
                                                          LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

         Year-by-Year Total Returns as of 12/31 For Institutional Shares

Fifth Third Municipal Money Market Fund LOGO
(Formerly the Fifth Third Tax Exempt Money Market Fund)
Fundamental Objective
                                       Maximize current income, exempt from
                                       federal income tax, while preserving
                                       capital and maintaining liquidity.

Principal Investment Strategies
                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

                                       Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                        . general obligation bonds where
                                          principal and interest are paid from
                                          general tax revenues received by the
                                          issuer;

                                        . revenue bonds, where principal and
                                          interest are paid only from the
                                          revenues received from one or more
                                          public projects or special excise
                                          taxes. These bonds tend to be issued
                                          in connection with the financing of
                                          infrastructure projects, such as toll
                                          roads and housing projects, and they
                                          are not general obligations of the
                                          issuer;

                                        . industrial development bonds, where
                                          principal and interest are paid only
                                          from revenues received from
                                          privately-operated facilities.
                                          Generally, these bonds are issued in
                                          the name of a public finance authority
                                          to finance infrastructure to be used
                                          by a private entity. However, they are
                                          general obligations of the private
                                          entity, not the issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                                       The Fund may also invest in repurchase
                                       agreements collateralized by U.S.
                                       Treasury securities.

Principal Investment Risks

  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       The Fund's principal risks include
                                       interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Money Market Fund LOGO

Volatility and Performance Information



The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


[CHART]

       Year-by-Year Total Returns as of 12/31 For Institutional Shares

                                    1990    5.14
                                    1991    3.95
                                    1992    2.42
                                    1993    1.81
                                    1994    2.10
                                    1995    2.95
                                    1996    2.72
                                    1997    2.75
                                    1998    2.60
                                    1999    2.68
                                    2000    [    ]


                                           The bar chart above does not reflect
                                           the impact of any applicable sales
                                           charges or account fees, which would
                                           reduce returns.


Best quarter:                                    Q[  ] [    ] [    ]%
Worst quarter:                                   Q[  ] [    ] [    ]%
Year to Date Return (1/1/01 to 9/30/01): [ ]%

Average Annual Total Returns (for the periods ended December 31, 2000)


                         Past Year  Past 5 Years  Past 10 Years  Since Inception
                                                                     (9/7/83)

Institutional Shares*       [ ]%        [ ]%           [ ]%            [ ]%


To obtain current yield information, call 1-800-282-5706.

*The Fund first offered Institutional shares on 9/21/98. The quoted performance of the Fund for the period prior to 9/21/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

Fifth Third Ohio Tax Exempt Money Market Fund


Fundamental Objective
                                       Current income, exempt from federal
                                       income tax and the personal income tax
                                       imposed by the State of Ohio and Ohio
                                       municipalities, while maintaining
                                       liquidity and stability of principal.

Principal Investment Strategies
                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                                       Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       Ohio municipal securities, the income
                                       from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities. Ohio municipal securities include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                         . general obligation bonds where
                                           principal and interest are paid from
                                           general tax revenues received by the
                                           issuer;

                                         . revenue bonds, where principal and
                                           interest are paid only from the
                                           revenues received from one or more
                                           public projects or special excise
                                           taxes. These bonds tend to be issued
                                           in connection with the financing of
                                           infrastructure projects, such as toll
                                           roads and housing projects, and they
                                           are not general obligations of the
                                           issuer;

                                         . industrial development bonds, where
                                           principal and interest are paid only
                                           from revenues received from
                                           privately-operated facilities.
                                           Generally, these bonds are issued in
                                           the name of a public finance
                                           authority to finance infrastructure
                                           to be used by a private entity.
                                           However, they are general obligations
                                           of the private entity, not the
                                           issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal Investment Risks


  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                       The Fund's principal risks are those
                                       risks that could affect the overall yield of the Fund and thus, the return on your investment. They include factors that cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies. Because the Fund's securities are issued by the State of Ohio and Ohio cities, towns and public authorities, the Fund's performance also may be affected by political and economic conditions at the state or local level. Those conditions may include state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities. Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment. Economic activity in Ohio, as in may other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                                       The Fund's ability to meet redemption
                                       obligations could be burdened by its
                                       investments in securities restricted as
                                       to resale. Restricted securities
                                       generally trade among institutional in
                                       markets that are not as developed or that do not function as efficiently as more established markets.

                                       The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Ohio Tax Exempt Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001.


 Shareholder Fees                                     Money Market Funds--Fee Table
                                                      -----------------------------

                                                                         Fifth Third
                                        Fifth Third      Fifth Third    Institutional     Fifth Third
                                        Prime Money     Institutional     Government   Government Money
                                           Market       Money Market     Money Market       Market
                                            Fund            Fund             Fund           Fund

 Maximum Sales Charge (Load) Imposed on
 Purchases                                        None             None            None             None
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                             None             None            None             None
---------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Load                      None             None            None             None
---------------------------------------------------------------------------------------------------------

 Annual Fund Operating Expenses
 (as a percentage of average
 net assets)

 Management fees                                 0.40%            0.40%           0.40%            0.40%
---------------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                        None             None            None             None
---------------------------------------------------------------------------------------------------------
 Other expenses                                  ----%            0.36%/1/        0.25%/1/            %
---------------------------------------------------------------------------------------------------------
 Total Annual Fund
 Operating Expenses                             -----%            0.76%           0.65%                %
---------------------------------------------------------------------------------------------------------
  Fee Waiver and/or Expense                     -----%/2/         0.54%/2/        0.25%/2/             %
  Reimbursement
---------------------------------------------------------------------------------------------------------
  Net Expenses                                  -----%            0.22%           0.40%                %
---------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to 0.54%; for the Institutional Money Market Fund to 0.22%; and for the Institutional Government Money Market Fund to 0.40%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

 Shareholder Fees                                  Money Market Funds--Fee Table
                                                   -----------------------------

                                                         Fifth Third
                                        Fifth Third       Michigan       Fifth Third      Fifth Third
                                       U.S. Treasury   Municipal Money Municipal Money  Ohio Tax Exempt
                                        Money Market       Market           Market       Money Market
                                            Fund            Fund             Fund           Fund

 Maximum Sales Charge (Load) Imposed on
 Purchases                                        None             None            None             None
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                             None             None            None             None
---------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Load                      None                             None             None
---------------------------------------------------------------------------------------------------------

 Annual Fund Operating Expenses
 (as a percentage of average
 net assets)

 Management fees                                 0.40%            0.40%           0.50%            0.40%
---------------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                        None             None            None             None
---------------------------------------------------------------------------------------------------------
 Other expenses                                      %         0.25%/1/               %             %/1/
---------------------------------------------------------------------------------------------------------
 Total Annual Fund
 Operating Expenses                                  %            0.65%               %                %
---------------------------------------------------------------------------------------------------------
  Fee Waiver and/or Expense                          %         0.11%/2/               %                %
  Reimbursement
---------------------------------------------------------------------------------------------------------
  Net Expenses                                       %            0.54%               %                %
---------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Money Market Fund to 0.54%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Money Market Funds

                                                                        1         3          5         10
Fifth Third Prime Money Market Fund                                    Year     Years      Years      Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                   $55       $188      $333       $755
---------------------------------------------------------------------------------------------------------------

                                                                        1         3
Fifth Third Institutional Money Market Fund                            Year     Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                   $23       $189
---------------------------------------------------------------------------------------------------------------

                                                                        1         3
Fifth Third Institutional Government Money Market Fund                 Year     Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                   $41       $183
---------------------------------------------------------------------------------------------------------------

                                                                        1         3          5         10
Fifth Third Government Money Market Fund                               Year     Years      Years      Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                    $         $          $          $
---------------------------------------------------------------------------------------------------------------

                                                                        1         3          5         10
Fifth Third U.S. Treasury Money Market Fund                            Year     Years      Years      Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                    $         $          $          $
---------------------------------------------------------------------------------------------------------------

                                                                        1         3
Fifth Third Michigan Municipal Money Market Fund                       Year     Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                   $55       $197
---------------------------------------------------------------------------------------------------------------

                                                                        1         3          5         10
Fifth Third Municipal Money Market Fund                                Year     Years      Years      Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                    $         $          $          $
---------------------------------------------------------------------------------------------------------------

                                                                        1         3
Fifth Third Ohio Tax Exempt Money Market Fund                          Year     Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                                    $         $
---------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

  FUND NAME                                                           FUND CODE
  ---------                                                           ---------
Prime Money Market Fund                                                   1
Institutional Money Market Fund                                           2
Institutional Government Money Market Fund                                3
Government Money Market Fund                                              4
U.S. Treasury Money Market Fund                                           5
Michigan Municipal Money Market Fund                                      6
Municipal Money Market Fund                                               7
Ohio Tax Exempt Money Market Fund                                         8

                               INSTRUMENT                                     FUND CODE            RISK TYPE
                               ----------                                     ---------            ---------

Asset-Backed Securities: Securities secured by company receivables,            1-4, 6-8      Pre-payment
home equity loans, truck and auto loans, leases, credit card receivables                     Market
and other securities backed by other types of receivables or other                           Credit
assets.                                                                                      Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity
Bankers' Acceptances: Bills of exchange or time drafts drawn on and            1-4, 6-8      Credit
accepted by a commercial bank. Maturities are generally six months or                        Liquidity
less.                                                                                        Market
                                                                                             Interest Rate
Bonds: Interest-bearing or discounted securities that obligate the issuer        1-8         Market
to pay the bondholder a specified sum of money, usually at specific                          Credit
intervals, and to repay the principal amount of the loan at maturity.                        Interest Rate

Certificates of Deposit: Negotiable instruments with a stated                  1-4, 6-8      Market
maturity.                                                                                    Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory                  1-3, 6, 7     Credit
notes issued by corporations and other entities. Maturities generally                        Liquidity
vary from a few days to nine months.                                                         Market
                                                                                             Interest Rate
Derivatives: Instruments whose value is derived from an underlying            2, 4, 5, 7     Management
contract, index or security, or any combination thereof, including                           Market
futures, options (e.g., put and calls), options on futures, swap                             Credit
agreements, and some mortgage-backed securities.                                             Liquidity
                                                                                             Leverage
                                                                                             Interest Rate
Forward Commitments:  A purchase of, or contract to purchase,                   2, 3, 6      Leverage

securities at a fixed price for delivery at a future date.                                   Liquidity

Futures and Related Options: A contract providing for the future                   4         Management
sale and purchase of a specified amount of a specified security, class                       Market
of securities, or an index at a specified time in the future and at a                        Credit
specified price.                                                                             Liquidity
                                                                                             Leverage
Illiquid Securities: Securities which may be difficult to sell at an              1-7        Liquidity
acceptable price.                                                                            Market

Investment Company Securities: Shares of investment companies.                    1-7        Market
These investment companies may include money market funds of
Fifth Third Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted                          2, 4, 7      Market
government or corporate securities that obligate the issuer to pay the                       Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

Loan Participations:  A loan participation note represents                               2, 6       Credit
participation in a corporate loan of a commercial bank with a remaining maturity                    Liquidity
of one year or less.                                                                                Interest Rate

Money Market Instruments: Investment-grade, U.S. dollar denominated debt                 1-7        Market
securities that have remaining maturities of one year or less. These securities                     Credit
may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Municipal Securities: Securities issued by a state or political subdivision to        1-3, 6, 7     Market
obtain funds for various public purposes. Municipal securities include (a)                          Credit
governmental lease certificates of participation issued by state or municipal                       Political
authorities where payment is secured by installment payments for equipment,                         Tax
buildings, or other facilities being leased by the state or municipality; (b)                       Regulatory
government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper;
(d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h)
general obligation bonds.

Participation Interests: Interests in bank loans made to corporations.                    7         Interest Rate
                                                                                                    Credit
                                                                                                    Liquidity

Repurchase Agreements: The purchase of a security and the simultaneous                   1-7        Market
commitment to return the security to the seller at an agreed upon price on an                       Leverage
agreed upon date. This is treated as a loan.
Restricted Securities: Securities not registered under the Securities Act of 1933,       1-7        Liquidity
such as privately placed commercial paper and Rule 144A securities.                                 Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous                1-7        Market
commitment to buy the security back at an agreed upon price on an agreed                            Leverage
upon date. This is treated as a borrowing by a Fund.
Securities Lending: The lending of up to 331/3% of the Fund's total assets. In           1-7        Market
return the Fund will receive cash, other securities, and/or letters of credit.                      Leverage
                                                                                                    Liquidity
                                                                                                    Credit


Stripped Obligations:  U.S. Treasury obligations and their unmatured interest         2, 3, 6       Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for                 1-7         Liquidity
the deposit of funds.                                                                               Credit
                                                                                                    Market

U.S. Government Agency Securities: Securities issued by agencies and                    1-7         Interest Rate
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie                          Credit
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered            1-7         Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates              1-3, 6, 7      Credit
which are reset daily, weekly, quarterly or some other period and which may                         Liquidity
be payable to the Fund on demand.                                                                   Market

When-Issued and Delayed Delivery Transactions: Purchase or contract to                  1-7         Market
purchase securities at a fixed price for delivery at a future date. Under normal                    Leverage
market conditions, when-issued purchases and forward commitments will                               Liquidity
not exceed 20% of the value of a Fund's total assets.                                               Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated                      1-7         Market
bonds issued by foreign corporations or governments. Sovereign bonds are                            Credit
those issued by the government of a foreign country. Supranational bonds                            Interest Rate
are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by Canadian provinces.
Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no              1-7         Credit
interest, but are issued at a discount from their value at maturity. When held                      Market
to maturity, their entire return equals the difference between their issue                          Interest
price and their maturity value.                                                                     Rate

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $_____ billion of assets of Fifth Third Funds under management.

The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                            As a percentage of
                                                            average net assets
Prime Money Market Fund                                             %
Institutional Money Market Fund                                     %
Institutional Government Money Market Fund                          %
Government Money Market Fund                                        %
U.S. Treasury Money Market Fund                                     %
Michigan Municipal Money Market Fund                                %
Municipal Money Market Fund                                         %
Ohio Tax Exempt Money Market Fund                                   %

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

       Maximum             Average Aggregate Daily
  Administrative Fee       Net Assets of the Trust
  ------------------       -----------------------

       0.20%               of the first $1 billion
       0.18%                of the next $1 billion
       0.17%               in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. BISYS receives a fee from Fifth Third Bank for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market, and Fifth Third U.S. Treasury Money Market calculate their NAV at 4 p.m. Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund calculate their NAV at 12 noon. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Ohio Tax Exempt Money Market Fund- 12 noon; Fifth Third Government Money Market, Fifth Third Prime Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Institutional Money Market Fund--2 p.m..

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments
                                       The minimum initial investment in
                                       Institutional shares (with the exception of the Institutional Money Market Fund and Institutional Government Money Market
                                       Fund) of the Funds offered by this
                                       Prospectus is $1,000. Subsequent
                                       investments must be in amounts of at
                                       least $50. An institutional investor's
                                       minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                                       The minimum initial investment in
                                       Institutional shares of the Institutional
                                       Money Market Fund and Institutional
                                       Government Money Market Fund is
                                       $1,000,000. This minimum initial
                                       investment may be waived by the Funds.

                                       All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.
Shareholder Contact Information
                                       For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                                       The Funds may reject a purchase order for any reason.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

SELLING YOUR SHARES

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc. - Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Instructions for Exchanging Shares

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-252-7806.

Notes on Exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Shareholder Information

Taxation
Federal Income Tax

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for Municipal Money Market and Tax Exempt Funds ("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Ohio Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax. Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. [FIFTH THIRD PLEASE PROVIDE] may invest as much as 20% of their assets in private activity bonds.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Tax Exempt Money Market Fund representing interest from obligations held by the Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund for the year ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP. The information for the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third Michigan Municipal Money Market Fund for the period prior to December 31, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. Financial highlights for the Fifth Third Ohio Tax Exempt Money Market Fund are not presented because the Fund had not commenced operations as of October 29, 2001.

Financial Highlights

Institutional Shares

                                                                             Fifth Third Prime Money Market Fund

                                                                             Year Ended July 31,
                                                                             -------------------
         Per share data                                      2000       1999        1998        1997        1996
---------                                                    ----       ----        ----        ----        ----
         Net asset value, beginning of period               $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
---------
------------------------------------------------------------------------------------------------------------------
         Income from investment operations
------------------------------------------------------------------------------------------------------------------
                  Net investment income                       0.05       0.05        0.05        0.05        0.05
------------------------------------------------------------------------------------------------------------------
                  Total from investment operations            0.05       0.05        0.05        0.05        0.05
------------------------------------------------------------------------------------------------------------------
         Less distributions
                  Distributions to shareholders from        (0.05)     (0.05)      (0.05)      (0.05)      (0.05)
net investment income
------------------------------------------------------------------------------------------------------------------
                  Total distributions                       (0.05)     (0.05)      (0.05)      (0.05)      (0.05)
==================================================================================================================
         Net asset value, end of the period                 $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
==================================================================================================================
         Total return                                        5.53%      4.76%       5.25%       5.11%       5.20%
------------------------------------------------------------------------------------------------------------------



         Ratios/Supplemental Data
         Ratios to Average Net Assets:
                  Net Expenses                               0.52%      0.52%       0.52%       0.52%       0.49%
                  Net investment income                      5.44%      4.66%       5.13%       4.99%       5.07%
                  Expense waiver/reimbursement (a)           0.10%      0.11%       0.12%       0.09%       0.08%
------------------------------------------------------------------------------------------------------------------
         Supplemental data
                  Net assets, end of period (000s)       $ 508,414  $ 348,366   $ 368,348   $ 341,827   $ 300,821
==================================================================================================================

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

                                        Institutional Shares
                                        Fifth Third Government Money Market Fund

                                                                                  Year Ended July 31,
                                                                                  -------------------
 Per share data                                                    2001       2000        1999         1998         1997
                                                                   ----       ----        ----         ----         ----
 Net asset value, beginning of period                                         $ 1.00      $ 1.00       $ 1.00      $ 1.00
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                       0.05        0.05         0.05        0.05
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                            0.05        0.05         0.05        0.05
--------------------------------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------------------------------
    Distributions to shareholders from net investment income                  (0.05)      (0.05)       (0.05)      (0.05)
==========================================================================================================================
    Total distributions                                                       (0.05)      (0.05)       (0.05)      (0.05)
==========================================================================================================================
 Net asset value, end of the period                                           $ 1.00      $ 1.00       $ 1.00      $ 1.00
==========================================================================================================================
 Total return                                                                  5.31%       4.60%        5.13%       5.01%
==========================================================================================================================


 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                               0.57%       0.56%        0.52%       0.51%
    Net investment income                                                      5.17%       4.52%        5.02%       4.90%
    Expense waiver/reimbursement (a)                                           0.07%       0.11%        0.12%       0.09%
--------------------------------------------------------------------------------------------------------------------------
 Supplemental data
    Net assets, end of period (000s)                                       $ 211,790   $ 252,987    $ 221,034   $ 162,543
==========================================================================================================================

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights
                                     Institutional Shares
                                     Fifth Third U.S. Treasury Money Market Fund

                                                                  Year Ended    Year Ended     Period Ended      Period Ended
                                                                   July 31,      July 31,        July 31,        September 30,
 Per share data                                                      2001          2000           1999*             1998**
                                                                     ----          ----           -----             ------
 Net asset value, beginning of period                                             $  1.00        $   1.00          $   1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                            0.04            0.03               --
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                                 0.04            0.03               --
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions
    Distributions to shareholders from net investment income                        (0.04)          (0.03)              --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                             (0.04)          (0.03)              --
==================================================================================================================================
 Net asset value, end of the period                                               $  1.00        $   1.00          $   1.00
==================================================================================================================================
 Total return                                                                        3.46%           2.24%(b)          2.74%


 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                                     0.31%           0.61%(a)          0.63%(a)
    Net investment income                                                            3.51%           2.66%(a)          3.09%(a)
    Expense waiver/reimbursement (c)                                                 0.52%           0.33%(a)            -- (a)
----------------------------------------------------------------------------------------------------------------------------------
 Supplemental data
    Net assets, end of period (000s)                                            $ 100,995       $  17,682         $   7,953

 *  Reflects operations for the period from October 1, 1998 through July 31,
    1999.
** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
(a) Annualized.
(b) Not annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights

                                     Institutional Shares
                                     Fifth Third U.S. Treasury Money Market Fund

                                                                                       Year Ended July 31,
                                                                                       -------------------
 Per share data                                                         2001         2000     1999      1998      1997
                                                                        ----         ----     ----      ----      ----
 Net asset value, beginning of period                                               $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations
-------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                             0.06      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                                  0.06      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------------------------------
 Less distributions
-------------------------------------------------------------------------------------------------------------------------
    Distributions to shareholders from net investment income                        (0.06)    (0.05)    (0.05)    (0.05)
-------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                             (0.06)    (0.05)    (0.05)    (0.05)
=========================================================================================================================
 Net asset value, end of the period                                                 $ 1.00    $ 1.00    $ 1.00    $ 1.00
=========================================================================================================================
 Total return                                                                        5.40%     4.68%     5.31%     5.11%
-------------------------------------------------------------------------------------------------------------------------


 Ratios/Supplemental Data
 Ratios to Average Net Assets:
    Net Expenses                                                                     0.38%     0.38%     0.38%     0.42%
    Net investment income                                                            5.26%     4.57%     5.19%     5.00%
    Expense waiver/reimbursement (a)                                                 0.24%     0.24%     0.24%     0.17%
-------------------------------------------------------------------------------------------------------------------------
 Supplemental data
=========================================================================================================================
    Net assets, end of period (000s)                                             $ 871,657 $ 856,286 $ 876,089 $ 539,087

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
--------------------------------------------------------------------------------


Fifth Third Funds                      Fifth Third Funds
                                       c/o Fifth Third Bank
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                     Fifth Third Asset Management Inc.
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent Dividend
  Disbursing Agent, and
  Sub-Administrator                    Fifth Third Bank
                                       3435 Fountain Square Road
                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Sub-Administrator      BISYS Fund Services Limited Partnership
                                       3435 Stelzer Road
                                       Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                     BISYS Fund Services Ohio, Inc.
                                       3435 Stetzler Road
                                       Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                   Arthur Andersen LLP
                                       720 E. Pete Rose Way
                                       Suite 400
                                       Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
 .  At no charge from the Commission's Website at http://www.sec.gov.

                                    [LOGO]
                               Fifth Third Funds


10/01                                  Investment Company Act file no. 811-5669.

     [LOGO]
FIFTH THIRD FUNDS

                                   [GRAPHIC]

Fifth Third Funds
Money Market Mutual Funds

Service Shares

Working hard to build your wealth!



------------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Money Market Mutual Funds
Service Shares

Overview

This section provides important information about the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

 .  the investment objective

 .  principal investment strategies

 .  principal risks, and

 .  volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks                                 Page
----------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund
U.S. Treasury Money Market Fund

Shareholder Fees and Fund Expenses
----------------------------------------------------------------------
Fee Tables
Expense Examples

Additional Information About the Funds' Investments
----------------------------------------------------------------------

Fund Management
----------------------------------------------------------------------
Investment Advisors
Fund Administration

Shareholder Information
----------------------------------------------------------------------
Purchasing and Selling Fund Shares
Purchasing and Adding to Your Shares
Shareholder Contact Information
Selling Your Shares
Exchanging Your Shares
Dividends and Capital Gains
Taxation

Financial Highlights
----------------------------------------------------------------------


Back Cover
----------------------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Institutional Money Market Fund

                                                     LOGO

Fundamental Objective               Current income from short-term securities
                                    consistent with the stability of principal.

Principal Investment Strategies     The Fund manages its portfolio subject to
                                    strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                                    The Fund may also invest in repurchase
                                    agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                    The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involved the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Institutional Money Market Fund
                                                     LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

Fifth Third Institutional Government Money Market Fund

                                                     LOGO

Fundamental Objective               Current income consistent with the stability
                                    of principal.

Principal Investment Strategies     The Fund manages its portfolio subject to
                                    strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    Under normal circumstances, the Fund invest at least 80% of assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. For this Fund, credit risk of the issuer pertains to the U.S. Government, its agencies or instrumentalities.

Fifth Third Institutional Government Money Market Fund

                                                     LOGO

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Government Money Market Fund has performed and how its performances varied from year to year. Because the Fund has not commenced operations, the bar chart and table are not shown at this time.

Fifth Third U.S. Treasury Money Market Fund

                                                     LOGO

Fundamental Objective               Stability of principal and current income
                                    consistent with stability of principal.

Principal Investment Strategies     The Fund manages its portfolio subject to
                                    strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    The Fund invests 100% of its total assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Fifth Third U.S. Treasury Money Market Fund

                                                     LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

         Year-by-Year Total Returns as of 12/31 For Service Shares/1/

                                1991       5.67
                                1992       3.39
                                1993       2.74
                                1994       3.79
                                1995       5.57
                                1996       5.05
                                1997       5.25
                                1998       5.12
                                1999       4.70
                                2000       [   ]

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

 Best quarter:                                            Q[ ][ ][ ]%
Worst quarter:                                            Q[ ][ ][ ]%
Year to Date Return (1/1/01 to 9/30/01):[ ]%

Average Annual Total Returns (for the periods ended December 31, 2000)

                     Past Year   Past 5 Years   Past 10 Years   Since Inception
                                                                   (12/12/88)

Service Shares/1/       [ ]%         [ ]%            [ ]%             [ ]%

/1/ The performance of Service shares is based on the performance for Institutional shares, adjusted to reflect the Distribution (12b-1) fees applicable to Service shares, for the period prior to the commencement of operations of Service shares on October 29, 2001.

For current yield information, call 1-800-252-7508.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Service shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001.

Shareholder Fees                                Money Market Funds--Fee Table
                                                -----------------------------

                                                         Fifth Third
                                        Fifth Third     Institutional    Fifth Third
                                       Institutional  Government Money  U.S. Treasury
                                        Money Market       Market        Money Market
                                            Fund            Fund             Fund

 Maximum Sales Charge (Load) Imposed on
 Purchases                                        None             None            None
----------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                             None             None            None
----------------------------------------------------------------------------------------
 Maximum Deferred Sales Load                      None             None            None
----------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average
net assets)

 Management fees                                 0.40%            0.40%           0.40%
------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                       0.25%            0.25%           0.25%
------------------------------------------------------------------------------------------
 Other expenses                                  0.36%/1/         0.25%/1/         [ ]%/1/
------------------------------------------------------------------------------------------
 Total Annual Fund
 Operating Expenses                              1.01%            0.90%               %
------------------------------------------------------------------------------------------
  Fee Waiver and/or Expense Reimbursement        0.54%/2/         0.25%/2/            %
------------------------------------------------------------------------------------------
  Net Expenses                                   0.47%            0.65%               %
------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Institutional Money Market Fund to 0.47% and for the Institutional Government Money Market Fund to 0.65%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

[CONFIRM WHETHER CONTRACTUAL OR VOLUNTARY FEE CAPS FOR NON-MERGING FUNDS]

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Money Market Funds
                                                                1         3
Fifth Third Institutional Money Market Fund                    Year     Years
-------------------------------------------------------------------------------------------------------
Service Shares                                                 $48      $268
-------------------------------------------------------------------------------------------------------

                                                                1         3
Fifth Third Institutional Government Money Market Fund         Year     Years
-------------------------------------------------------------------------------------------------------
Service Shares                                                 $66      $262
-------------------------------------------------------------------------------------------------------

                                                                1         3          5         10
Fifth Third U.S. Treasury Money Market Fund                    Year     Years      Years      Years
-------------------------------------------------------------------------------------------------------
Service Shares                                                 $        $          $          $
-------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

  FUND NAME                                                                           FUND CODE
  ---------                                                                           ---------
Institutional Money Market Fund                                                           1
Institutional Government Money Market Fund                                                2
Government Money Market Fund                                                              3

                                    INSTRUMENT                                        FUND CODE        RISK TYPE
                                    ----------                                        ---------        ---------

Asset-Backed Securities: Securities secured by company receivables,                      1,2       Pre-payment
home equity loans, truck and auto loans, leases, credit card receivables                           Market
and other securities backed by other types of receivables or other                                 Credit
assets.                                                                                            Interest Rate
                                                                                                   Regulatory
                                                                                                   Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and                      1,2       Credit
accepted by a commercial bank. Maturities are generally six months or                              Liquidity
less.                                                                                              Market
                                                                                                   Interest Rate

Certificates of Deposit: Negotiable instruments with a stated                            1,2       Market
maturity.                                                                                          Credit
                                                                                                   Liquidity
                                                                                                   Interest Rate

Commercial Paper: Secured and unsecured short-term promissory                            1,2       Credit
notes issued by corporations and other entities. Maturities generally                              Liquidity
vary from a few days to nine months.                                                               Market
                                                                                                   Interest Rate

Derivatives: Instruments whose value is derived from an underlying                       1-3       Management
contract, index or security, or any combination thereof, including                                 Market
futures, options (e.g., put and calls), options on futures, swap                                   Credit
agreements, and some mortgage-backed securities.                                                   Liquidity
                                                                                                   Leverage
                                                                                                   Interest Rate

Forward Commitments:  A purchase of, or contract to purchase, securities at a            1,2       Leverage
fixed price for delivery at a future date.                                                         Liquidity

Illiquid Securities: Securities which may be difficult to sell at an                     1-3       Liquidity
acceptable price.                                                                                  Market

Investment Company Securities: Shares of investment companies.                           1-3       Market
These investment companies may include money market funds of
Fifth Third Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted                                   1-3       Market
government or corporate securities that obligate the issuer to pay the                             Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

Loan Participations:  A loan participation note represents                                1         Credit
participation in a corporate loan of a commercial bank with a remaining maturity                    Liquidity
of one year or less.                                                                                Interest Rate

Money Market Instruments: Investment-grade, U.S. dollar denominated debt                 1-3        Market
securities that have remaining maturities of one year or less. These securities                     Credit
may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Municipal Securities: Securities issued by a state or political subdivision to           1,2        Market
obtain funds for various public purposes. Municipal securities include (a)                          Credit
governmental lease certificates of participation issued by state or municipal                       Political
authorities where payment is secured by installment payments for equipment,                         Tax
buildings, or other facilities being leased by the state or municipality; (b)                       Regulatory
government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper;
(d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h)
general obligation bonds.

Repurchase Agreements: The purchase of a security and the simultaneous                   1-3        Market
commitment to return the security to the seller at an agreed upon price on an                       Leverage
agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act of 1933,       1-3        Liquidity
such as privately placed commercial paper and Rule 144A securities.                                 Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous                1-3        Market
commitment to buy the security back at an agreed upon price on an agreed                            Leverage
upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 331/3% of the Fund's total assets. In           1-3        Market
return the Fund will receive cash, other securities, and/or letters of credit.                      Leverage
                                                                                                    Liquidity
                                                                                                    Credit


Stripped Obligations:  U.S. Treasury obligations and their unmatured interest           1-3         Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for                 1, 2        Liquidity
the deposit of funds.                                                                               Credit
                                                                                                    Market

U.S. Government Agency Securities: Securities issued by agencies and                    1, 2        Interest Rate
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie                          Credit
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered            1-3         Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates                 1-3         Credit
which are reset daily, weekly, quarterly or some other period and which may                         Liquidity
be payable to the Fund on demand.                                                                   Market

When-Issued and Delayed Delivery Transactions: Purchase or contract to                  1-3         Market
purchase securities at a fixed price for delivery at a future date. Under normal                    Leverage
market conditions, when-issued purchases and forward commitments will                               Liquidity
not exceed 20% of the value of a Fund's total assets.                                               Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated                      1-3         Market
bonds issued by foreign corporations or governments. Sovereign bonds are                            Credit
those issued by the government of a foreign country. Supranational bonds                            Interest Rate
are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no              1-3         Credit
interest, but are issued at a discount from their value at maturity. When held                      Market
to maturity, their entire return equals the difference between their issue                          Interest
price and their maturity value.                                                                     Rate

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $_____ billion of assets of Fifth Third Funds under management.

The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                           As a percentage of
                                                           average net assets
Institutional Money Market Fund                                    %
Institutional Government Money Market Fund                         %
U.S. Treasury Money Market Fund                                    %

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

       Maximum          Average Aggregate Daily
  Administrative Fee    Net Assets of the Trust
  ------------------    -----------------------
       0.20%               of the first $1 billion
       0.18%                of the next $1 billion
       0.17%               in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. BISYS receives a fee from Fifth Third Bank for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund calculate their NAV at 2 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third U.S. Treasury Money Market, Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund- 2 p.m.

You may purchase Service shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds by 4:00 p.m., and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Shareholder Information

Minimum Investments                    The minimum initial investment in Service
                                       shares of the Institutional Government
                                       Money Market Fund and Institutional Money
                                       Market Fund is $1,000,000. The minimum
                                       initial investment in Service shares of
                                       the U.S. Treasury Money Market Fund is
                                       $1,000. This minimum initial investment
                                       may be waived by the Funds.

                                       All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                                       The Funds may reject a purchase order for any reason.

Shareholder Contact Information        For details, contact the Trust toll free
                                       at 1-800-282-5706 or write to: Fifth
                                       Third Funds, P.O. Box 182706, Columbus,
                                       Ohio 43218-2706



Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

SELLING YOUR SHARES

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc. - Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box

182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Service shares for Service shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Instructions for Exchanging Shares

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-252-7806.

Notes on Exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Shareholder Information

Taxation
Federal Income Tax

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Money Market Fund and the Fifth Third Institutional Government Money Market Fund for period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP. The information for the Fifth Third Institutional Money Market Fund and the Fifth Third Institutional Government Money Market Fund for the period prior to December 31, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

Addresses
--------------------------------------------------------------------------------


Fifth Third Funds                        Fifth Third Funds
                                         c/o Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
  Disbursing Agent, and Administrator    Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Sub-Administrator        BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                       BISYS Fund Services Ohio, Inc.
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                     Arthur Andersen LLP
                                         720 E. Pete Rose Way
                                         Suite 400
                                         Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Fund. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------
--------------------------------------------------------------------------------
              *The Fund's website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
 .  At no charge from the Commission's Website at http://www.sec.gov.


                            [LOGO]Fifth Third Funds


10/01                                  Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS
                       (formerly Fountain Square Funds)

                 Combined Statement of Additional Information
                               October 29, 2001

     This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated October 29, 2001:

 .  Fifth Third Quality Growth Fund
 .  Fifth Third Equity Income Fund
 .  Fifth Third Pinnacle Fund
 .  Fifth Third Balanced Fund
 .  Fifth Third Mid Cap Fund
 .  Fifth Third International Equity Fund
 .  Fifth Third Intermediate Bond Fund
 .  Fifth Third Bond Fund
 .  Fifth Third U.S. Government Securities Fund
 .  Fifth Third Intermediate Municipal Bond Fund
 .  Fifth Third Ohio Municipal Bond Fund
 .  Fifth Third Technology Fund
 .  Fifth Third Government Money Market Fund
 .  Fifth Third Prime Money Market Fund
 .  Fifth Third Municipal Money Market Fund
 .  Fifth Third Ohio Tax Exempt Money Market Fund
 .  Fifth Third U.S. Treasury Money Market Fund
 .  Fifth Third Multi Cap Value Fund
 .  Fifth Third Micro Cap Value Fund
 .  Fifth Third Strategic Income Fund
 .  Fifth Third Worldwide Fund
 .  Fifth Third Institutional Government Money Market Fund
 .  Fifth Third Institutional Money Market Fund
 .  Fifth Third Michigan Municipal Money Market Fund
 .  Fifth Third International GDP Fund
 .  Fifth Third Small Cap Growth Fund
 .  Fifth Third Large Cap Growth Fund
 .  Fifth Third Equity Index Fund
 .  Fifth Third Large Cap Value Fund
 .  Fifth Third Short Term Bond Fund
 .  Fifth Third Michigan Municipal Bond Fund
 .  Fifth Third Municipal Bond Fund



This Statement of Additional Information is incorporated in its entirety into the Prospectus. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353.  This SAI is not a prospectus.

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263

GENERAL INFORMATION ABOUT THE TRUST........................................                             1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS............................                             4

 Investment Objectives.....................................................                             4
 Investment Limitations....................................................                             4
 Fundamental Limitations - Stock and Bond Funds............................                             4
 Non-Fundamental Limitations - Stock and Bond Funds........................                             6
 Fundamental Limitations - Money Market Funds..............................  Error! Bookmark Not Defined.
 Non-Fundamental Limitations - Money Market Funds..........................                            10
 Additional Non-Fundamental Policies for the Funds Requiring Shareholder
  Notice...................................................................

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES..                            11

 Types of Investments......................................................                            11
 Portfolio Turnover........................................................  Error! Bookmark Not Defined.
 Investment Risks (Michigan Municipal Money Market Fund and Michigan
 Municipal Bond Fund) .....................................................  Error! Bookmark not defined.
 Investment Risks (Ohio Municipal Fund)....................................  Error! Bookmark not defined.

FIFTH THIRD FUNDS MANAGEMENT...............................................  Error! Bookmark not defined.

 Officers and Trustees.....................................................  Error! Bookmark not defined.
 Trust Ownership...........................................................  Error! Bookmark not defined.
 Trustees' Compensation....................................................  Error! Bookmark not defined.
 Trustee Liability.........................................................  Error! Bookmark not defined.
 Codes of Ethics...........................................................  Error! Bookmark not defined.

INVESTMENT ADVISORY SERVICES...............................................  Error! Bookmark not defined.

 Investment Advisors to the Trust..........................................  Error! Bookmark not defined.
 Advisory Fees.............................................................  Error! Bookmark not defined.
 Administrative Services...................................................  Error! Bookmark not defined.
 Custody of Fund Assets....................................................  Error! Bookmark not defined.
 Transfer Agent and Dividend Disbursing Agent..............................  Error! Bookmark not defined.
 Legal Counsel.............................................................  Error! Bookmark not defined.

BROKERAGE TRANSACTIONS.....................................................  Error! Bookmark not defined.

PURCHASING SHARES..........................................................  Error! Bookmark not defined.

 Distribution Plan and Administrative Services Agreement (Investment C
 Shares Only)..............................................................  Error! Bookmark not defined.
 Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund
 Shares....................................................................  Error! Bookmark not defined.
 Conversion of Investment B Shares to Investment A Shares..................  Error! Bookmark not defined.
 Conversion to Federal Funds...............................................  Error! Bookmark not defined.
 Exchanging Securities for Fund Shares.....................................  Error! Bookmark not defined.
 Payments to Dealers.......................................................  Error! Bookmark not defined.

REDEEMING SHARES...........................................................  Error! Bookmark not defined.

 Redemption in Kind........................................................  Error! Bookmark not defined.
 Postponement of Redemptions...............................................  Error! Bookmark not defined.

DETERMINING NET ASSET VALUE................................................  Error! Bookmark not defined.

 Determining Market Value of Securities....................................  Error! Bookmark not defined.
 Valuing Municipal Bonds...................................................  Error! Bookmark not defined.
 Use of Amortized Cost.....................................................  Error! Bookmark not defined.
 Monitoring Procedures.....................................................  Error! Bookmark not defined.
 Investment Restrictions...................................................  Error! Bookmark not defined.

 Trading in Foreign Securities........................................................................  Error! Bookmark not defined.

TAX STATUS............................................................................................                            44

 Qualification as a Regulated Investment Company......................................................                            44
 Distributions........................................................................................                            45
 Selling Shares.......................................................................................                            48
 Borrowing............................................................................................  Error! Bookmark not defined.
 Hedging..............................................................................................                            48
 Discount Securities..................................................................................                            48
 Backup Withholding...................................................................................                            49
 Additional Tax Information Concerning the Ohio Municipal Fund, the Intermediate Municipal Bond Fund
 and the Municipal Money Market Fund..................................................................  Error! Bookmark not defined.
 Tax Information regarding the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third
 Michigan Municipal Bond Fund, and the Fifth Third Municipal Bond Fund................................  Error! Bookmark not defined.
 Foreign Taxes........................................................................................                            47

PERFORMANCE INFORMATION...............................................................................  Error! Bookmark not defined.

PERFORMANCE COMPARISONS...............................................................................  Error! Bookmark not defined.

APPENDIX..............................................................................................                            56

                      GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This prospectus relates to the following funds (collectively, the "Funds"): Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Multi Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Worldwide Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund (collectively, the "Equity Funds"), Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Technology Fund, Fifth Third Short Term Bond Fund ("Bond Funds"), Fifth Third Michigan Municipal Bond Fund, Fifth Third Municipal Bond Fund (collectively, the "Municipal Bond Funds"), Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Municipal Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Ohio Tax Exempt Money Market Fund (collectively, the "Money Market Funds"). Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:


-------------------------------------------------------------------------------------------------------------------------------
               Funds
-------------------------------------------------------------------------------------------------------------------------------
                                           Institutional   Advisor    Service   Investment    Investment   Investment
                                                                                    A             B             C
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Quality Growth Fund
 ("Quality Growth Fund")                        X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Equity Income Fund
 ("Equity Income Fund")                         X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Pinnacle Fund
 ("Pinnacle Fund")                              X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Balanced Fund
 ("Balanced Fund")                              X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Mid Cap Fund ("Mid Cap
 Fund")                                         X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third International Equity
 Fund ("International Equity Fund")             X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Intermediate Bond Fund
 ("Bond Fund Income")                           X                                   X             X*            X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Bond Fund (" Bond
 Fund")                                         X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third U.S. Government
 Securities Fund ("Government
 Securities Fund")                              X                                   X             X*            X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Intermediate Municipal
 Bond Fund ("Intermediate
 Municipal Bond Fund")                          X                                   X             X*            X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Ohio Municipal Bond
 Fund ("Ohio Municipal Fund")                   X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Technology Fund
 ("Technology Fund")                            X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Government Money
 Market Fund ("Government Money
 Market Fund")                                  X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Prime Money Market
 Fund ("Prime Money Market Fund")               X           X                       X             X
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Municipal Money Market
 Fund ("Municipal Money Market
 Fund")                                         X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Ohio Tax Exempt Money
 Market Fund ("Ohio Tax Exempt
 Money Market Fund")                            X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third U.S. Treasury Money
 Market Fund ("U.S. Treasury Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund
 ("Multi Cap Value Fund")                       X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund
 ("Micro Cap Value Fund")                       X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund
 ("Strategic Income Fund")                      X           X                                                   X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Worldwide Fund
 ("Worldwide Fund")                             X           X                                                   X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Institutional
 Government Money Market Fund
 ("Institutional Government Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Institutional Money
 Market Fund ("Institutional Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal
 Money Market Fund ("Michigan
 Municipal Money Market Fund")                  X                                   X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third International GDP Fund
 ("International GDP Fund")                     X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund
 ("Small Cap Growth Fund")                      X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Growth Fund
 ("Large Cap Growth Fund")                      X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund
 ("Equity Index Fund")                          X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Value Fund
 ("Large Cap Value Fund")                       X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund
 ("Short Term Bond Fund")                       X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal
 Bond Fund ("Michigan Municipal
 Bond Fund")                                    X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund
 ("Municipal Bond Fund")                        X           X                       X             X             X

-------------------------------------------------------------------------------------------------------------------------------

     Each Fund, is an "open-end" management investment company, and other than the Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Fund, may, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Service, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fifth Third Funds or such Fund.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. serves as investment sub-advisor to the International Equity Fund.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

     Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

     Investment Limitations

     Fundamental Limitations

Stock and Bond Funds

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Municipal Fund, Intermediate Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intend to borrow money.

Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of Ohio Municipal Fund, Intermediate Municipal Bond Fund and Pinnacle
Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets.
----------------

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.
---------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of Ohio Municipal Fund, Government Securities Fund, Intermediate Municipal Bond Fund and Pinnacle Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

Investing in Real Estate.
-------------------------

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of these Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of Ohio Municipal Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than Short Term Bond Fund, Michigan Municipal Bond Fund, or Municipal Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.
--------------------------

The Pinnacle Fund, Intermediate Municipal Bond Fund, Ohio Municipal Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments.
-----------------------------

The Quality Growth Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, Technology Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, their Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Underwriting.
-------------

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     Non-Fundamental Limitations

Stock and Bond Funds

Except as provided below, each Fund has adopted the following non- fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Illiquid Securities.
---------------------------------

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund hold over 1% of the issuing investment company's total outstanding securities.

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Concentration of Investments
----------------------------

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the mutual fund industry.

Investing in Put Options.
-------------------------

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Selling Short and Buying on Margin
----------------------------------

The International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Writing Covered Call Options.
-----------------------------

The International Equity Fund and Worldwide Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Municipal Fund and Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

     Fundamental Limitations

Money Market Funds

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

Neither the Government Money Market Fund, nor the Municipal Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The U.S. Treasury Money Market Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of the Funds has any present intention to borrow money.

Pledging Securities or Assets.
------------------------------

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Commodities, Commodity Contracts, or Real Estate.
--------------------------------------------------------------

Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting.
-------------

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not engage in underwriting of securities issued by others.

Lending Cash or Securities.
----------------------------

None of the Funds will lend any of its assets, except that the Government Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, Prime Money Market Fund may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies, Municipal Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, and U.S. Treasury Money Market Fund may purchase or hold U.S. Treasury obligations, including repurchase agreements permitted by its investment objective and policies.

Acquiring Voting Securities.
----------------------------

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer. for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of its total assets, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent. The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

With respect to 75% of the value of its total assets, the Municipal Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds are considered to be issuers.

Concentration of Investments.
-----------------------------

The Prime Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

The Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

Dealing in Puts and Calls.
--------------------------

The Municipal Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Ohio Tax Exempt Money Market Fund
---------------------------------

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

     Non-Fundamental Limitations

Money Market Funds

Except as provided below, each Fund has adopted the following non- fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit investments in securities of other investment companies as required by the 1940 Act. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.

Investing in Illiquid Securities.
---------------------------------

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities.

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change:

The Fifth Third Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Fifth Third Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fifth Third Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

The Fifth Third Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice
------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change:

The Fifth Third Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Fifth Third Mid Cap Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Fifth Third Large Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Fifth Third Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Fifth Third Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The Fifth Third Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Fifth Third Equity Income Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Fifth Third International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Fifth Third Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Fifth Third Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Fifth Third Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Fifth Third Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Fifth Third Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Fifth Third Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Fifth Third Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Fifth Third U.S. Government Securities Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

   ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

     Types of Investments

Bank Instruments.
-----------------

The Prime Money Market Fund, Municipal Money Market Fund, Bond Fund, Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, Equity Income Fund, Intermediate Bond Fund, Pinnacle Fund, Intermediate Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar- denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Bear Funds
----------

The Strategic Income Fund and Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pays or receives as the result of the transaction.

Closed-End Investment Companies
-------------------------------

Funds in which the Strategic Income Fund and Worldwide Fund invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund Termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the Shares owned by a Shareholder will not relieve the Shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferor's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

Futures and Options Transactions.
---------------------------------

All of the Funds and funds in which the Worldwide Fund invests (except the Money Market Funds, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income
Fund) may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

Futures Contracts.
------------------

The Funds (except the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund), and the funds in which the Worldwide Fund invests, may enter into futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

Stock Index Options.
--------------------

The Funds (other than Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, and Municipal Bond Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.
-------------------------------------------

The Funds (other than Money Market Funds, the Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) (and, in the case of International Equity Fund, over- the-counter), and the funds in which the Worldwide Fund invests may purchase listed, put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

Call Options on Financial Futures Contracts.
--------------------------------------------

The Funds and the funds in which the Worldwide Fund invests (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

Limitation on Open Futures Positions.
-------------------------------------

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.
---------------------------------

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, "equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
-----------------------------------------------

The Funds, (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund), and the funds in which the Worldwide Fund, invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.
-----------------------------------------------------

The Funds, (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund), and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.
-------------------------

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, the Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund), and the funds in which the Worldwide Fund, invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

Collateralized Mortgage Obligations ("CMOs").
---------------------------------------------

The U.S. Government Securities Fund, Bond Fund, Balanced Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government- related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

Convertible Securities.
-----------------------

The Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Cardinal Fund, Pinnacle Fund, Equity Income Fund, Multi Cap Value Fund, Strategic Income Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Municipal Bond Fund and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Guaranteed Investment Contracts.
--------------------------------

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

Warrants.
---------

The Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund and the funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Municipal Securities.
---------------------

The Ohio Municipal Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. The Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of Municipal Securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper;
(c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long- term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

Participation Interests.
------------------------

The Ohio Municipal Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Fund, the Intermediate Municipal Bond Fund, and the

Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Stripped Obligations.
---------------------

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may acquire other U.S. Government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Variable Rate Municipal Securities.
-----------------------------------

The Ohio Municipal Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Loan Participation Notes.
-------------------------

The Institutional Money Market Fund and Michigan Municipal Money Market Fund, may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

Municipal Leases.
-----------------

The Ohio Municipal Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Standby Commitments.
-------------------

The Michigan Municipal Bond Fund and the Municipal Bond Fund may enter into standby commitments with respect to municipal obligations held by them. Under a standby commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Standby commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a standby commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into standby commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Standby commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a standby commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

Cash.
-----

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.
------------------------------

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund invests may engage in foreign currency transactions.

Currency Risks.
---------------

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund and International GDP Fund value their assets daily in U.S. dollars, they may not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund and International GDP Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund, the International GDP Fund, and the funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with its portfolio investments. The International

Equity Fund and International GDP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts.
--------------------------------------------

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

The International Equity Fund and International GDP Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund and International GDP Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options.
-------------------------

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund and International GDP Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund and International GDP Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the International Equity Fund and International GDP Fund would not have to exercise their put option. Likewise, if the International Equity Fund and International GDP Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the International Equity Fund and International GDP Fund would not have to exercise its call. Instead, they could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund and International GDP Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund and International GDP Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.
--------------------------------------

By using foreign currency futures contracts and options on such contracts, the International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund and International GDP Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund and International GDP Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

    .   the full faith and credit of the U.S. Treasury;

    .   the issuer's right to borrow from the U.S. Treasury;

    . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

Variable Rate U.S. Government Securities.
-----------------------------------------

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

When-Issued and Delayed Delivery Transactions.
----------------------------------------------

Each Fund (other than Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund) may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements.
----------------------

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds, other than the Government Money Market Fund, may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.
--------------------------------

Each Fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Temporary and Defensive Investments.
------------------------------------

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations.
The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

   Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                       Fiscal year ended    Fiscal year ended    Fiscal year ended
--------------------------------------------------------------------------------------------------
                                         July 31, 2001        July 31, 2000        July 31, 1999
                                         -------------        -------------        -------------
--------------------------------------------------------------------------------------------------
Government Securities Fund                                          46%                 93%
--------------------------------------------------------------------------------------------------
Bond Fund                                                          368%                349%
--------------------------------------------------------------------------------------------------
Ohio Municipal Fund                                                 26%                 47%
--------------------------------------------------------------------------------------------------
Quality Growth Fund                                                 21%                 34%
--------------------------------------------------------------------------------------------------
Mid Cap Fund                                                        42%                 49%
--------------------------------------------------------------------------------------------------
Balanced Fund                                                      122%                128%
--------------------------------------------------------------------------------------------------
International Equity Fund                                           86%                 42%
--------------------------------------------------------------------------------------------------
Equity Income Fund                                                  37%                 69%
--------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                             185%                104%
--------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                    84%                110%
--------------------------------------------------------------------------------------------------
Pinnacle Fund                                                       53%                 51%
--------------------------------------------------------------------------------------------------
Technology Fund                                                   11%(*)               ---
--------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                             121%(**)             78%(**)
--------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                             116%(**)             96%(**)
--------------------------------------------------------------------------------------------------
Strategic Income Fund                                             48%(**)             51%(**)
--------------------------------------------------------------------------------------------------
Worldwide Fund                                                  1204%(**)            172%(**)
--------------------------------------------------------------------------------------------------
International GDP Fund                                               7%                  8%
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                               28%                 19%
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund                                                5%               ----
--------------------------------------------------------------------------------------------------
Equity Index Fund                                                    9%                  9%
--------------------------------------------------------------------------------------------------
Large Cap Value Fund                                                14%                  9%
--------------------------------------------------------------------------------------------------
Short Term Bond Fund                                                73%                 60%
--------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                        36%                 14%
--------------------------------------------------------------------------------------------------
Municipal Bond Fund                                                119%                109%
--------------------------------------------------------------------------------------------------

 * Reflects the period from June 5, 2000 through July 31, 2000
 ** For the fiscal year ended December 31/st/.

   Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)

   The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 2001. These changes reflect a diversifying economy which is somewhat less reliant on the automobile industry.

    Total wage and salary employment is estimated to have grown by 0.9% in 2000. The rate of unemployment is estimated to have been 3.4% in 2000, below the national average for the seventh consecutive year. Personal income grew at an estimated 6.1% annual rate in 2000.

    During the past six years ending with the year 2000, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in 2001, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues which almost certainly will include withdrawals from the Budget and Economic Stabilization Fund.

   Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

    The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

    The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

    If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

    The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

    The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

    The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

    Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

    The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

    There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

    The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2000, the State had approximately $900 million of general obligation bonds outstanding.

    The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

    As of July, 2001, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

    The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2001.

    The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

    On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.3% in 2000 and 4.2% in 2001, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A
 .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

    Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

   Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market
   Fund)

The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the , may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

Ohio ended fiscal year 2001 with a General Revenue Fund balance of $219,414,000. Ohio has also maintained a "rainy day" fund, the Budge Stabilization Fund, which had a balance of approximately $1 billion as of the end of fiscal year 2001. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the state provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court, in a 4-3 decision, concluded, as it had in 1997, that the state failed to fully comply with that requirement. On June 20, 2001, the Ohio Supreme Court heard oral arguments regarding the system of school funding. This poses significant but manageable challenges and should not threaten the overall fiscal stability of Ohio.

Ohio has established procedures for municipal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 28 Ohio municipalities declared in fiscal emergency. As of December, 2000, only six remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, fiscal emergency protection was extended to counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

   Special Restriction on Fifth Third Government Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

   Special Restriction on Fifth Third U.S. Treasury Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.


                         FIFTH THIRD FUNDS MANAGEMENT

     Officers and Trustees

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. The Board of Trustees of the Fifth Third Funds has overall responsibility for the Funds. There are currently two Trustees, one of whom is an "interested person" of the Funds, as that term is defined the 1940 Act.

Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Edward Burke Carey*, 394 East Town Street, Columbus, OH 43215. Birthdate: July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

J. Joseph Hale, Jr., 139 E. Fourth Street, 2900 AT, Cincinnati, OH 45202.
Birthdate: September 11, 1949. Member of the Board of Trustees, President of The Cincinnati Gas & Electric Co., The Union Light Heat & Power Co., Vice-President, Corporate Communications Cinergy Corp, and President of Cinergy Foundation, Inc. (Formerly PSI Foundation)

David J. Durham, 3212 Church Street, Cincinnati, Ohio 45244. Birthdate: May 10, 1945. Member of the Board of Trustees, President and Chief Executive Officer of Clipper Products, Inc. a wholesale distributor, 1997- present. Independent Contractor, 1995-1997.

Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate: May 19, 1959. President of the Trust, and formerly the Vice President, Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate: April 26, 1968. Vice President and Secretary of the Trust, and employee of BISYS Fund Services Limited Partnership.

Adam S. Ness, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.

Warren Leslie, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.

  *Considered to be an "interested person" of the Funds as defined in the 1940 Act. Trust Ownership

   Trust Ownership

  As of [        ], 2001, the Officers and Trustees owned less than 1% of any class of any Fund. [BISYS PLEASE CONFIRM]

The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the
outstanding shares of the Trust, as of [       ], 2001:

[BISYS PLEASE PROVIDE]                                         Record Beneficial
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________


   Trustees' Compensation

--------------------------------------------------------------------------------------------
Name and Position with Trust                            Aggregate Compensation from Trust*
----------------------------                            ------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Edward Burke Carey, Trustee                            $[BISYS PLEASE PROVIDE]
--------------------------------------------------------------------------------------------
Albert E. Harris, Trustee, Chairman of the Board       $
--------------------------------------------------------------------------------------------
J. Joseph Hale, Jr., Trustee                           $
--------------------------------------------------------------------------------------------
David Durham, Trustee                                  $
--------------------------------------------------------------------------------------------

* Information is furnished for the fiscal year ended July 31, 2001. The Trust is the only investment company in the Fund complex.

   Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

   Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., Heartland, Morgan Stanley Dean Witter Investment Management Inc., and Fort Washington Investment Advisors, Inc. as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                         INVESTMENT ADVISORY SERVICES

   Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to all Funds other than Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s, Heartland's or affiliates' lending relationship with an issuer.

   Advisory Fees

For its advisory services, the Advisor receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):


---------------------------------------------------------------------------------------------------------------------------
                        Year ended         Amount         Year ended         Amount          Year ended          Amount
---------------------------------------------------------------------------------------------------------------------------
Fund Name              July 31, 2001    Waived- 2001     July 31, 2000     Waived-2000     July 31, 1999      Waived-1999
---------             ---------------  -------------    ---------------    -----------     -------------      -----------
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Government                                                  $  267           $  56           $  261            $   38
Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                                                      929              --              680                --
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond                                          1,057              --            1,122                79
Fund
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                          7,067              --            4,920                --
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                                 1,932              --            1,753                --
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                2,036              --            1,673                --
---------------------------------------------------------------------------------------------------------------------------
International                                                2,037              --            1,634                --
Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                           1,081              --            1,311                --
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                       1,252              --            1,369                --
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal                                         662              --              661                --
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Cardinal Fund                                                1,482              12            1,364*               --
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Fund                                                  952              --              586                --
---------------------------------------------------------------------------------------------------------------------------
Government Money                                             2,274              --            2,789                --
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Prime Money Market                                           2,260             113            1,657                83
Fund
---------------------------------------------------------------------------------------------------------------------------
Municipal Money                                                477             477              185                60*
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Market Fund
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money                                          3,627            1269            3,707             1,298
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Technology Fund                                                 89.             --
---------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
Strategic Income
Fund
---------------------------------------------------------------------------------------------------------------------------
Worldwide Fund
---------------------------------------------------------------------------------------------------------------------------
Institutional
Government Money
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Institutional Money
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal
Money market Fund
---------------------------------------------------------------------------------------------------------------------------
International GDP
Fund
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
Fund
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
Fund
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund
---------------------------------------------------------------------------------------------------------------------------

/*/ Reflects the period from October 1, 1998 through July 31, 1999. /**/.Reflects the period from June 5, 2000 through July 31, 2000.
/***/ Reflects operation of prior

Sub-advisors

Morgan Stanley is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management Inc. and Morgan Stanley.

Sub-advisory Fees

For its sub-advisory services, Morgan Stanley receives an annual sub- advisory fee paid by the Advisor as described in the prospectus.

For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. For the year ended July 31, 2000, Morgan Stanley earned fees of $1,998,111 from the International Equity Fund. For the year ended July 31, 20001, Morgan Stanley earned fees of $_______ from the International Equity Fund. [BISYS PLEASE PROVIDE]

   Administrative Services

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1999, July 31, 2000, and July 31, 2001 (amounts in thousands):

------------------------------------------------------------------------------------------------------------------
                     Year ended        Amount        Year ended        Amount        Year ended         Amount
------------------------------------------------------------------------------------------------------------------
Fund Name          July 31, 2001    Waived- 2001   July 31, 2000    Waived-2000     July 31, 1999    Waived-1999
---------                                          -------------    -----------     -------------    -----------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Government                                         $   80           $ 49            $   83            $ 46
Securities Fund
------------------------------------------------------------------------------------------------------------------
Bond Fund                                             295            143               217             120
------------------------------------------------------------------------------------------------------------------
Ohio Municipal                                        331             68               358             176
Fund
------------------------------------------------------------------------------------------------------------------
Quality Growth                                      1,556            252             1,079             290
Fund
------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                          412            126               385             156
------------------------------------------------------------------------------------------------------------------
Balanced Fund                                         448            151               367              91
------------------------------------------------------------------------------------------------------------------
International                                         355             --               292              --
Equity Fund
------------------------------------------------------------------------------------------------------------------
Equity Income                                         237             81               288              75
Fund
------------------------------------------------------------------------------------------------------------------
Intermediate                                          401             87               437              70
Bond Fund
------------------------------------------------------------------------------------------------------------------
Intermediate                                          206            120               211             116
Municipal Bond
Fund
------------------------------------------------------------------------------------------------------------------
Cardinal Fund                                         434            210               400*             25
------------------------------------------------------------------------------------------------------------------
Pinnacle Fund                                         203             --               129               9
------------------------------------------------------------------------------------------------------------------
Government Money                                    1,060            381             1,245             697
Market Fund
------------------------------------------------------------------------------------------------------------------
Prime Money                                           958            463               741             372
Market Fund
------------------------------------------------------------------------------------------------------------------
Municipal Money                                       167             22                66*             37
Market Fund
------------------------------------------------------------------------------------------------------------------
U.S. Treasury                                       1,539            907             1,659             927
Money Market
Fund
------------------------------------------------------------------------------------------------------------------
Technology Fund                                        14             --
------------------------------------------------------------------------------------------------------------------
Multi Cap Value
Fund
------------------------------------------------------------------------------------------------------------------
Micro Cap Value
Fund
------------------------------------------------------------------------------------------------------------------
Strategic Income
Fund
------------------------------------------------------------------------------------------------------------------
Worldwide Fund
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Institutional
Government
Money Market
Fund
--------------------------------------------------------------------------------
Institutional
Money Market
Fund
--------------------------------------------------------------------------------
Michigan
Municipal Money
market Fund
--------------------------------------------------------------------------------
International
GDP Fund
--------------------------------------------------------------------------------
Small Cap Growth
Fund
--------------------------------------------------------------------------------
Large Cap Growth
Fund
--------------------------------------------------------------------------------
Equity Index Fund
--------------------------------------------------------------------------------
Large Cap Value
Fund
--------------------------------------------------------------------------------
Short Term Bond
Fund
--------------------------------------------------------------------------------
Michigan
Municipal Bond
Fund
--------------------------------------------------------------------------------
Municipal Bond
Fund
--------------------------------------------------------------------------------

/*/ Reflects the period from October 1, 1998 through July 31, 1999. //\/ Reflects the period from June 5, 2000 through July 31, 2000.

Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1998, July 31, 1999, and July 31, 2000, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):


---------------------------------------------------------------------------------------------------------
                                 Year Ended                 Year Ended                 Year Ended
---------------------------------------------------------------------------------------------------------
Fund Name                       July 31, 2001              July 31, 2000              July 31, 1999
---------                       -------------              -------------              -------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Government Securities                                      $ 14                       $ 12
Fund
---------------------------------------------------------------------------------------------------------
Bond Fund                                                  $ 49                       $ 31
---------------------------------------------------------------------------------------------------------
Ohio Municipal Fund                                        $ 48                       $ 51
---------------------------------------------------------------------------------------------------------
Quality Growth Fund                                        $253                       $154
---------------------------------------------------------------------------------------------------------
Mid Cap Fund                                               $ 82                       $ 55
---------------------------------------------------------------------------------------------------------
Balanced Fund                                              $ 72                       $ 52
---------------------------------------------------------------------------------------------------------
International Equity                                       $ 57                       $ 41
Fund
---------------------------------------------------------------------------------------------------------
Equity Income Fund                                         $ 38                       $ 41
---------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                     $ 64                       $ 62
---------------------------------------------------------------------------------------------------------
Intermediate Municipal                                     $ 34                       $ 30
Bond Fund
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Cardinal Fund                                                             $ 70            $ 68
---------------------------------------------------------------------------------------------------------
Pinnacle Fund                                                             $ 33            $ 18
---------------------------------------------------------------------------------------------------------
Government Money Market                                                   $159            $174
 Fund
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                                   $162            $104
---------------------------------------------------------------------------------------------------------
Municipal Money Market                                                    $ 27            $ 11
 Fund
---------------------------------------------------------------------------------------------------------
U.S. Treasury Money                                                       $256            $232
 Market Fund
---------------------------------------------------------------------------------------------------------
Technology Fund                                                            $0.             n/a
---------------------------------------------------------------------------------------------------------
Multi Cap Value Fund
---------------------------------------------------------------------------------------------------------
Micro Cap Value Fund
---------------------------------------------------------------------------------------------------------
Strategic Income Fund
---------------------------------------------------------------------------------------------------------
Worldwide Fund
---------------------------------------------------------------------------------------------------------
Institutional
 Government Money
 Market Fund
---------------------------------------------------------------------------------------------------------
Institutional Money
 Market Fund
---------------------------------------------------------------------------------------------------------
Michigan Municipal
 Money market Fund
---------------------------------------------------------------------------------------------------------
International GDP Fund
---------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
---------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
---------------------------------------------------------------------------------------------------------
Equity Index Fund
---------------------------------------------------------------------------------------------------------
Large Cap Value Fund
---------------------------------------------------------------------------------------------------------
Short Term Bond Fund
---------------------------------------------------------------------------------------------------------
Michigan Municipal Bond
 Fund
---------------------------------------------------------------------------------------------------------
Municipal Bond Fund
---------------------------------------------------------------------------------------------------------


*Reflects the period from June 5, 2000 through July 31, 2000

   Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub- custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, those fees were approximately $ ______, $503,000, and $510,000, respectively.  [BISYS PLEASE PROVIDE]

   Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third for providing transfer agency and dividend disbursing agency services, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

-------------------------------------------------------------------------------------------------------------
                                          Year Ended                 Year Ended              Year Ended
Fund Name                                July 31, 2001              July 31, 2000           July 31, 1999
-------------------------------------------------------------------------------------------------------------
Government Securities Fund                                              $ 14                     $ 16
-------------------------------------------------------------------------------------------------------------
 Bond Fund                                                              $ 30                     $ 28
-------------------------------------------------------------------------------------------------------------
Ohio Municipal Fund                                                     $ 19                     $ 44
-------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                                     $ 95                     $ 90
-------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                                            $ 45                     $ 51
-------------------------------------------------------------------------------------------------------------
Balanced Fund                                                           $ 50                     $ 32
-------------------------------------------------------------------------------------------------------------
International Equity Fund                                               $115                     $ 73
-------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                      $ 25                     $ 30
-------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                                  $ 39                     $ 28
-------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond                                             $ 22                     $ 25
 Fund
-------------------------------------------------------------------------------------------------------------
Cardinal Fund                                                           $123                     $ 28
-------------------------------------------------------------------------------------------------------------
Pinnacle Fund                                                           $ 31                     $ 38
-------------------------------------------------------------------------------------------------------------
Government Money Market Fund                                            $ 24                     $285
-------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                                 $ 34                     $ 23
-------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                             $ 25                     $ 52
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                         $ 43                     $ 35
-------------------------------------------------------------------------------------------------------------
Technology Fund                                                         $  3                      n/a
-------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund
-------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund
-------------------------------------------------------------------------------------------------------------
Strategic Income Fund
-------------------------------------------------------------------------------------------------------------
Worldwide Fund
-------------------------------------------------------------------------------------------------------------
Institutional Government Money
 Market Fund
-------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund
-------------------------------------------------------------------------------------------------------------
Michigan Municipal Money
 market Fund
-------------------------------------------------------------------------------------------------------------
International GDP Fund
-------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
-------------------------------------------------------------------------------------------------------------
Equity Index Fund
-------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
-------------------------------------------------------------------------------------------------------------
Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------
Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------

*Reflects the period from June 5, 2000 through July 31, 2000.

BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event, the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.


   Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                            BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisors and Sub-advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisors and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisors and Sub-advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Cardinal, $_____ of the $_____ total brokerage commissions paid; Technology, $____of the $_____ total brokerage commissions paid; Balanced, $____ of the $_____ total brokerage commission paid; Equity Income $_____ of the $_____ total brokerage commissions paid; Mid Cap, $______of the $______ total brokerage commissions paid; Municipal, $_____ of the $_____ total brokerage commissions paid; Pinnacle, $______ of the $_____ total brokerage commissions paid; and Quality Growth, $______ of the $______ total brokerage commissions paid. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:
Cardinal, $9,100 of the $71,894 total brokerage commissions paid; Technology, $7,365 of the $35,245 total brokerage commissions paid; Balanced, $27,012 of the $124,465 total brokerage commission paid; Equity Income $49,230 of the $171,911 total brokerage commissions paid; Mid Cap, $69,677 of the $243,226 total brokerage commissions paid; Municipal, $14,498 of the $14,498 total brokerage commissions paid; Pinnacle, $105,572 of the $150,161 total brokerage commissions paid; and Quality Growth, $53,138 of the $347,918 total brokerage commissions paid. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Municipal Bond, $2,767 of the $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Intermediate Bond Fund, $700 of the $700 total brokerage commissions paid; Intermediate Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid. [BISYS PLEASE PROVIDE]

Research services provided by brokers may be used by the Advisors and Sub-advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by Fifth Third Asset Management Inc. and each Subadvisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The Major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is sin addition to and not in lieu of services required to be performed by Fifth Third Asset Management Inc. and each Subadvisor and does not reduce the advisory fees payable to Fifth Third or each Subadvisor. Such information may be useful to Fifth Third Asset Management Inc. or each Subadvisor in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Fifth Third Asset Management or each Subadvisor in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Subadvisors, the Advisors and Subadvisors may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Subadvisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Subadvisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2001, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows: [BISYS PLEASE PROVIDE]

--------------------------------------------------------------------------------------------------------
Fund                    Security                       Principal/Shares          Market Value
----                    --------                       ----------------          ------------
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Balanced Fund           A.G.Edwards, Inc.              40,000                    $ 2,115,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
International Equity    ABN Amro Holdings NV           24,826                    $   602,000
--------------------------------------------------------------------------------------------------------
                        Credit Suisse Group,
                        Registered
--------------------------------------------------------------------------------------------------------
                                                       75                        $    22,000
--------------------------------------------------------------------------------------------------------
                        UBS AG, Registered             6,464                     $   932,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Equity Income Fund      A.G.Edwards Inc.               78,000                    $ 4,124,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Pinnacle Fund           Merrill Lynch & Co., Inc.      23,515                    $ 3,039,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Mid Cap Fund            A.G.Edwards, Inc.              250,000                   $13,219,000
--------------------------------------------------------------------------------------------------------

Brokerage commissions paid by the Funds in secondary trading are as follows:


Fund Name                          Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
---------
                                   July 31,2001             July 31, 2000            July 31, 1999
                                   ------------             -------------            -------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Government Securities Fund
-----------------------------------------------------------------------------------------------------------------
Bond Fund
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Fund
-----------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                                 n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                                        n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                       n/a                    $  2,768
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                           $347,918               $405,487
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                  $243,226               $313,878
-----------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                              $124,465               $145,176
-----------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                    $ 34,299               $114,330
-----------------------------------------------------------------------------------------------------------------
Cardinal Fund                                                       $171,911               $281,046
-----------------------------------------------------------------------------------------------------------------
Pinnacle Fund                                                       n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
Government Money Market Fund                                        $ 14,498               $  2,740
-----------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                             $231,463               $231,463
-----------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                         $150,161               $141,898
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                     n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
Technology Fund                                                     n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
                                                                    n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
                                                                    n/a                    n/a
-----------------------------------------------------------------------------------------------------------------
                                                                    $ 35,245               n/a
-----------------------------------------------------------------------------------------------------------------


*Reflects the period from 5, 2000 through July 31, 2000.

                               PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Advisor Shares, Investment A Shares, Service Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

   Distribution Plan and Administrative Services Agreement (Investment C Shares
   Only)

With respect to Advisor Shares, Service Shares, Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

Pursuant to the Plan, with respect to Investment A Shares and Service Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares, are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these Shares.

Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2000, the received $ pursuant to the Plan. For the fiscal year ended July 31, 1999, the Distributor received $119,000 pursuant to the Plan.

With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 2000, the Funds paid $ to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

   Conversion of Investment B Shares to Investment A Shares

A shareholder's Investment B Shares of the Fund, including all Shares received as dividends or distributions with respect to such Shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such Shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per Share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the Shares so converted.

   Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

   Exchanging Securities for Fund Shares

Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

   Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:

         AMOUNT OF                      INVESTMENT
      INVESTMENT ($)                     A SHARES
      --------------                     --------

Under 50,000                               3.825%
50,000 but under 100,000                    3.40%
100,000 but under 150,000                   2.55%
150,000 but under 250,000                   1.70%

250,000 but under 500,000                    0.85%
500,000 and above                            0.50%*
-----------------

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the Distributor to provide for such payment.

Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

   Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

   Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                          DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market attempt to maintain a net asset value per share of $1.00.

   Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market) are determined as follows:

 . for equity securities, according to the last sale price on a national securities exchange, if available;

 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 .  for unlisted equity securities, the latest bid prices;

 . for bonds and other fixed income securities, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 . for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

   Valuing Municipal Bonds

With respect to Ohio Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, and Intermediate Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

   Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

   Monitoring Procedures

For the Money Market, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

   Investment Restrictions

For the Money Market, SEC rules require that a Money Market limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more
than 397 days can be purchased by a Money Market Fund.   Should the disposition
of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

   Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                  TAX STATUS
   Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

   Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

Municipal Bond, Municipal Money Market, and Tax-Exempt Funds

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.
A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.


Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


   Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

   Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

   Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

  The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                            PERFORMANCE INFORMATION

Total Return (1)
                             Institutional Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2001

                                                                        Since
Fund Name                           1 Year     5 Years   10 Years     Inception
---------                           ------     -------   --------     ---------





U.S. Government Securities Fund
Bond Fund
Ohio Municipal Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income Fund
Intermediate Bond Fund
Intermediate Municipal Bond Fund
Cardinal Fund
Pinnacle Fund
Government Money Market Fund
Prime Money Market Fund
Municipal Money Market Fund
U.S. Treasury Money Market Fund

                              Investment A Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2001

                                                                    Since
Fund Name                           1 Year   5 Years   10 Years   Inception
---------                           ------   -------   --------   ---------

U.S. Government Securities Fund     -0.45%    3.97%      5.04%       5.47%
Bond Fund                            -0.3     4.17       5.84        7.48
Ohio Municipal Bond Fund            -1.75     3.16       4.65        4.44
Quality Growth Fund                  12.3    22.97       17.2       17.18
Mid Cap Fund                        24.33    16.02      14.86       15.55
Balanced Fund                       12.95     15.6      13.77       15.76
International Equity Fund            3.12    10.14         --        8.14
Equity Income Fund                 -10.41    14.19      11.39       13.48
Intermediate Bond Fund              -0.77     4.01        5.7        7.66
Intermediate Municipal Bond Fund    -2.56     2.85       4.35        6.23
Cardinal Fund                        9.69    20.64      15.34       15.71
Pinnacle Fund                       -0.85    20.59      14.72       15.56
Government Money Market Fund          5.1     4.95         --        4.42
Prime Money Market Fund              5.27     5.07         --        4.55
Municipal Money Market Fund           3.4     2.85       2.83        3.66

                              Investment B Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2001

                                                                        Since
Fund Name                          1 Year    5 Years    10 Years      Inception
---------                          ------    -------    --            ---------

Bond Fund
Ohio Municipal Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income
Pinnacle
Prime Money Market Fund


                              Investment C Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2001

                                                                       Since
Fund Name                          1 Year     5 Years    10 Years    Inception
---------                          ------     -------    --------    ---------

U.S. Government Securities Fund
Bond Fund
Ohio Municipal Bond Fund
Quality Growth Fund
Mid Cap Fund
Balanced Fund
International Equity Fund
Equity Income Fund
Intermediate Bond Fund
Pinnacle Fund

Yield (1)

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2001 were as follows:

                                            Institutional Shares     Investment A       Investment B     Investment C
                                            --------------------     ------------       ------------     ------------
Shares
------
U.S. Government Securities Fund
Bond Fund
Ohio Municipal Bond Fund
Balanced Fund
Intermediate Bond Fund
Intermediate Municipal Bond Fund


For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The Ohio Municipal Bond Fund, and the Intermediate Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Municipal
Bond Fund for the 30-day period ended July 31, 2001, was   ____% for the
Institutional shares,  ____% for the Investment A shares, and    ____% for the
Investment C shares, while the tax-equivalent yield for the Intermediate
Municipal Bond fund for the 30-day period ended July 31, 2001, was     ____% for
the Institutional shares and      ____% for the Investment A shares. The tax-
equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

Tax Equivalency Table

The Ohio Municipal Fund, and the Intermediate Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Municipal Fund's portfolio generally remains free from federal regular income tax and is free from personal income taxes imposed by the State of Ohio. The interest earned by the Intermediate Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the table below indicates, a "tax-free" investment in the Ohio Municipal Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 2001
                                 STATE OF OHIO
                             FEDERAL TAX BRACKET:



The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Therefore, there is a possibility that your yield may be higher than those disclosed in the table. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Municipal Bond Fund Shares. Some portion of Ohio Municipal Fund's and Intermediate Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                            PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

 . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

 . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment- grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond and Intermediate Bond
Fund)

 . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal and Municipal Bond Funds)

 . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Fund)

 . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Bond, and Intermediate Bond Fund)

 . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond, Government Securities, and Intermediate Bond
Fund)

 . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

 . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

 . Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

 . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Fund)

 . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Fund)

 . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

 . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

 . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Fund)

 . Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

 . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

 . Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle, and Equity Income Funds)

 . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Fund)

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                             FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended July 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2001. (File Nos. 33-24848 and 811- 5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus. The financial
statements for the Funds for the fiscal year ended [      ], 2001 are
incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2001. (File Nos. 33-24848 and 811- 5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                   APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1 +--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 . Leading market positions in well-established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                              BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Shares of any Series or Class shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

          (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

          (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

          (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

          (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV

                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                   SHAREHOLDERS' VOTING POWERS AND MEETINGS


Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X

                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII

                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV

                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the

     Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX

                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                  ARTICLE XIV

                            REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)  (i)   Form of Investment Advisory Contract between the Registrant and Fifth
           Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

           (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

           (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Form of Sub-Advisory Agreement for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Asset Management Inc. and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

           (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(e)  (i)   Distribution Agreement of the Registrant dated September 29, 2000
           (incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed on or about November 30, 2000).

           (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N1-A filed on or about March 21, 2001).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

           (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(f)  Not applicable.


(g)  (i)   Custody Agreement of the Registrant (incorporated by reference to
           Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

           (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)  (i)   Transfer Agency and Accounting Services Agreement of the Registrant
           (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28, 1995).

           (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                2000).

           (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  (i)   Consent of Ropes & Gray is filed herewith.


(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28,
     1995).

(m)  (i)   Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 21, 2001).

     (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

               (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(n) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(p)(i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor

FIFTH THIRD BANK

                                                       Other Substantial
                   Position with                       Business, Profession,
Name               Fifth Third Asset Management Inc.   Vocation or Employment
----               ---------------------------------   ----------------------



MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)

John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director

Barton M. Biggs, Managing Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director
Margaret Kinsley Johnson, Managing Director
Nicholas J. Kovich, Managing Director
Steven K. Kreider, Managing Director
Maryann K. Maiwald, Managing Director
Robert  J. Marcin, Managing Director
Jeffrey Margolis, Managing Director
Paul M. Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Cory Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Harold J. Schaaff, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Vinod R. Sethi, Managing Director
Andy B.Skov, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Marna C. Whittington, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Warren Ackerman, III, Principal
Suzanne S. Akers, Principal
Robert E. Angevine, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Eileen M. Barron, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Joseph C. Benedetti, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal
Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
David P. Chu, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Bradley S. Daniels, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Nicolaas Frits Fiene, Principal
Robert J. Formisano, Principal
Dennis F. Furey, Principal
W. Blair Garff, Principal
William B. Gerlach, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul W. Klug, Jr., Principal
Peter Koenig, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Marianne J.  Lippmann, Principal
William David Lock, Principal
Jeremy Goulding Lodwick, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Alexis E. McCarthy, Principal
Abigail L. McKenna, Principal
Mary Ann Milias, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal

Anthony J. Pesce, Principal
Thomas B. Quantrille, Principal
Ronald K. Reese, Principal
Michael J. Reinbold, Principal
Christian G. Roth, Principal
Donald P. Ryan, Principal
James H. Scott, Principal
Stephen C. Sexauer, Principal
George Shows, Principal
Neil S. Siegel, Principal
Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Elizabeth A. Vale, Principal
Roberto Vedovotto, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Bruce Wolf, Principal
Marjorie Zwick, Principal


                      HEARTLAND CAPITAL MANAGEMENT, INC.

                                                       Other Substantial
                    Position with                      Business, Profession,
Name                Heartland                          Vocation or Employment
----                ---------                          ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                            None
Thomas F. Maurath   Executive Vice President           None

              FORT WASHINGTON INVESTMENT ADVISORS, INC. (WSLIC)*

John F. Barrett, Director
William F. Ledwin, Director
William J. Williams, Chairman of the Board
William F. Ledwin, President
James J. Vance, Vice President & Treasurer
Donald J. Wuebbling, Secretary
Rance G. Duke, Vice President
John J. Goetz, Vice President
John C. Holden, Vice President
Roger M. Lanham, Vice President
Robert H. Leshner, Managing Director
James A. Markley, Managing Director
Charles E. Stutenroth, IV, Vice President
Augustine A. Long, Managing Director, Marketing
John J. O'Connor, Vice President
Brendan M. White, Vice President
William H. Bunn, Assistant Vice President
Christopher J. Mahony, Assistant Vice President
Kenneth J. Ryan, Assistant Vice President
Thomas R. Voglewede, Assistant Vice President
Timothy D. Speed, Assistant Treasurer
Richard K. Taulbee, Assistant

*Parent Company


Item 27. Principal Underwriters

     (a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., LEADER Funds, Mercantile Mutual Funds, Inc., Metamarkets.com Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Pacific Capital Funds, The Republic Investor Trust, Republic Advisor Funds Trust, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory

    Variable Insurance Funds, USAllianz Variable Insurance Products Trust, WHATIFI Funds, and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of January 18, 2001. were as follows:


Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
----------------             --------------------------------  ----------
WC Subsidiary Corp.          Sole Limited Partner              None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

Dennis Sheehan               Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219

William Tomko                Supervising Principal             None
3435 Stelzer Road
Columbus, Ohio 43219

Gregory Trichtinger          Vice President                    None
3435 Stelzer Road
Columbus, Ohio 433219

Andrew Corbin                Vice President                    None
3435 Stelzer Road
Columbus, Ohio 43219

Robert Tuch                  Assistant Secretary               None
3435 Stelzer Road
Columbus, Ohio 43219

Olu T. Lawal                 Fin-Op                            None
3435 Stelzer Road
Columbus, Ohio 43219

(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Distributor and Administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Forth Washington Investment Advisers, Inc. (Sub-Advisor to the Fifth Third Ohio Tax Exempt Money Market Fund)
420 East Fourth Street
Cincinnati, Ohio  45202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 23rd day of August 2001.

                                        FIFTH THIRD FUNDS

                                        BY: /s/ Jeffrey C. Cusick
                                           ---------------------------
                                        Jeffrey C. Cusick, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 has been signed below by the following persons in the capacities and on the date indicated.


Signature                                 Title                        Date

* /s/ Jeffrey C. Cusick       President                          August 23, 2001
-----------------------       (Principal Executive Officer)
Jeffrey C. Cusick


* /s/ Gary R. Tenkman         Treasurer (Principal Financial     August 23, 2001
---------------------         and Accounting Officer)
Gary R. Tenkman

* /s/ Edward Burke Carey      Trustee                            August 23, 2001
------------------------
Edward Burke Carey

* /s/ Albert E. Harris        Chairman and Trustee               August 23, 2001
----------------------
Albert E. Harris

*/s/ J. Joseph Hale           Trustee                            August 23, 2001
-------------------
J. Joseph Hale

*/s/ David J. Durham          Trustee                            August 23, 2001
--------------------
David J. Durham

*By:  /s/ Alyssa Albertelli
    ------------------------------
    Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                               POWER OF ATTORNEY
                               -----------------

     Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 28, 2001                    /s/ Jeffrey C. Cusick
       -------------                    ---------------------
                                        Jeffrey C. Cusick

                               POWER OF ATTORNEY
                               -----------------

     Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Gary R. Tenkman
       -----------------                -----------------------
                                        Gary R. Tenkman

                               POWER OF ATTORNEY
                               -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Edward Burke Carey
       -----------------                -------------------------
                                        Edward Burke Carey

                               POWER OF ATTORNEY
                               -----------------

     Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Albert E. Harris
       -------------------              ---------------------------
                                        Albert E. Harris

POWER OF ATTORNEY
-----------------

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: April 9, 2001                         /s/ J. Joseph Hale, Jr.
       -------------                         -----------------------
                                             J. Joseph Hale, Jr.

                               POWER OF ATTORNEY
                               -----------------

     David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  August 13, 2001                        /s/ David J. Durham
        ---------------                        -------------------
                                               David J. Durham

                                 EXHIBIT INDEX


(i)       Opinion of Ropes & Gray
(j)(i)    Consent of Ropes & Gray